As filed with the Securities and Exchange Commission
                     on September 29, 1995
------------------------------------------------------------
-----
-----------------------


Registration
No. 2-96408

                                                  811-4254
------------------------------------------------------------
-----
-----------------------
            U.S. SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549

                           FORM N-1A

                 REGISTRATION STATEMENT UNDER
                 THE SECURITIES ACT OF 1933

[   ]   Pre-Effective   Amendment   No.      [X]   Post-
Effective
Amendment No. 41

REGISTRATION STATEMENT UNDER THE INVESTMENT
      COMPANY ACT OF 1940, as amended

Amendment No.  44  [X]

                   SMITH BARNEY INCOME FUNDS
       (Exact name of Registrant as Specified in Charter)

         Area Code and Telephone Number: (212) 723-9218
         388 Greenwich Street, New York, New York  10013
      (Address of Principal Executive Offices)  (Zip Code)

                       Christina T. Sydor
                           Secretary


         388 Greenwich Street New York, New York  10013
            (Name and Address of Agent for Service)

                           copies to:

                    Burton M. Leibert, Esq.
                    Willkie Farr & Gallagher
                      One Citicorp Center
                      153 East 53rd Street
                      New York, NY  10022

         Approximate Date of Proposed Public Offering:
    As soon as possible after this Post-Effective Amendment
                       becomes effective.



It is proposed that this filing become effective:

_____  Immediately upon filing pursuant to Rule 485(b)
_____  on [            ], 1995 pursuant to Rule 485(b)
  X    60 days after filing pursuant to Rule 485(a)
_____  on -------------- pursuant to Rule 485(a)



The Registrant has previously filed a declaration of indefinite registration of its shares pursuant to Rule 24f-2 under the
Investment
Company Act of 1940, as amended.  Registrant's Rule 24f-2
Notice
for
the fiscal year ended July 31, 1995 will be filed on September
30, 1995.

            SMITH BARNEY INCOME FUNDS

                        CONTENTS OF
                  REGISTRATION STATEMENT

This Registration Statement contains the following pages and documents:

      Front Cover

      Contents Page

      Cross-Reference Sheet

      Part A - Prospectus

      Part B - Statement of Additional Information

      Part C - Other Information

      Signature Page

      Exhibits
                   SMITH BARNEY INCOME FUNDS

                FORM  N-1A CROSS REFERENCE SHEET
Pursuant to Rule 495(a) Under the Securities Act of 1933, as ame nded


Part A
Item No. and Caption                         Prospectus
Caption


1.   Cover Page                         Cover Page

2.   Synopsis                      Prospectus Summary

3.      Condensed    Financial   Information
Financial
Highlights;

4.     General   Description  of  Registrant        Cover
Page;
Prospectus Summary;
                                     Investment   Objective
and
Policies;
                                       Distributor;
Additional
Information

5.    Management  of  the  Fund              Prospectus
Summary;
Management of
                                     the   Trust  and  the
Fund;
Distributor;
                                   Additional Information

6.   Capital Stock and Other Securities      Investment
Objective
and Policies;
                                    Dividends, Distributions
and
Taxes;
                                   Additional Information

7.    Purchase  of Securities Being Offered
Valuation  of
Shares; Purchase of
                                    Shares;  Exchange
Privilege;
Redemption
                                    of  Shares;  Minimum
Account
Size;
                                   Distributor

8.    Redemption or Repurchase of Shares      Purchase of
Shares;
Redemption of Shares;
                                   Exchange Privilege; A

9.   Pending Legal Proceedings               Not Applicable
Part B                             Statement of Additional
Item No. and Caption                         Information
Caption


10.  Cover Page                         Cover page

11.  Table of Contents                  Contents

12.    General   Information  and  History
Distributor;
Additional Information

13.    Investment   Objectives   and   Policies
Investment
Objectives and Management
                                   Policies

14.   Management of the Fund             Management of the
Trust
and the Funds;
                                   Distributor

15.   Control Persons and Principal           Management  of
the
Trust and the Funds
     Holders of Securities

16. Investment Advisory and Other Services Management of the
Trust and the Funds;
                                   Distributor

17.      Brokerage    Allocation
Investment
Objectives and Management
                                   Policies; Distributor

18.    Capital   Stock   and  Other  Securities
Investment
Objectives and Management
                                    Policies; Purchase of
Shares;
Redemption of
                                   Shares; Taxes

19.   Purchase, Redemption and Pricing        Purchase of
Shares;
Redemption of Shares;
      Securities  Being  Offered           Valuation  of
Shares;
Distributor; Exchange
                                   Privilege


20.  Tax Status                         Taxes

21.  Underwriters                       Distributor

22.  Calculation of Performance Data         Performance
Data

23.  Financial Statements                    Financial
Statements

P R O S P E C T U S


SMITH BARNEY

Premium

Total

Return

Fund

November 28, 1995


PROSPECTUS BEGINS ON PAGE ONE


[LOGO] Smith Barney Mutual Funds
       Investing for your future.
       Everyday.

SMITH BARNEY
Premium Total Return Fund

PROSPECTUS
[NOVEMBER 28], 1995

388 Greenwich Street
New York, New York 10013
(212) 723-9218

  Smith Barney Premium Total Return Fund (the "Fund"), a diversified fund, seeks to provide shareholders with total return, consisting of long-term capi-tal appreciation and income, by investing primarily in a diversified portfolio of dividend-paying common stocks. The Fund also purchases put and call options and writes covered put and call options on securities it holds and on stock indexes primarily as a hedge to reduce investment risk. The Fund is one of a number of funds, each having distinct investment objectives and policies, mak-ing up Smith Barney Income Funds (the "Trust"). The Trust is an open-end man-agement investment company commonly referred to as a mutual fund.

  This Prospectus sets forth concisely certain information about the Fund and the Trust, including sales charges, distribution and service fees and expenses, that prospective investors will find helpful in making an investment decision. Investors are encouraged to read this Prospectus carefully and retain it for future reference. Shares of other investment funds offered by the Trust are described in separate prospectuses that may be obtained by call-ing the Fund at the telephone number set forth above, or by contacting a Smith
Barney Financial Consultant.

  Additional information about the Fund and the Trust is contained in a State-ment of Additional Information dated [November 28], 1995, as amended or sup-plemented from time to time, that is available upon request and without charge by calling or writing the Trust at the telephone number or address set forth above or by contacting a Smith Barney Financial Consultant. The Statement of
Additional Information has been filed with the Securities and Exchange Commis-sion (the "SEC") and is incorporated by reference into this Prospectus in its entirety.

SMITH BARNEY INC.
Distributor

SMITH BARNEY STRATEGY ADVISERS INC.
Investment Adviser

SMITH BARNEY MUTUAL FUNDS MANAGEMENT INC.
Administrator

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY
THE SECURITIES AND
EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR
HAS THE SECURITIES
AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
PASSED UPON THE
ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION
TO THE CONTRARY IS
A CRIMINAL OFFENSE.

SMITH BARNEY
Premium Total Return Fund

TABLE OF CONTENTS

PROSPECTUS SUMMARY                      3
-----------------------------------------
FINANCIAL HIGHLIGHTS                   10
-----------------------------------------
INVESTMENT OBJECTIVE AND POLICIES      14
-----------------------------------------
VALUATION OF SHARES                    23
-----------------------------------------
DIVIDENDS, DISTRIBUTIONS AND TAXES     23
-----------------------------------------
PURCHASE OF SHARES                     24
-----------------------------------------
EXCHANGE PRIVILEGE                     35
-----------------------------------------
REDEMPTION OF SHARES                   38
-----------------------------------------
MINIMUM ACCOUNT SIZE                   42
-----------------------------------------
PERFORMANCE                            42
-----------------------------------------
MANAGEMENT OF THE TRUST AND THE FUND   43
-----------------------------------------
DISTRIBUTOR                            44
-----------------------------------------
ADDITIONAL INFORMATION                 45
-----------------------------------------

SMITH BARNEY
Premium Total Return Fund

PROSPECTUS SUMMARY


  The following summary is qualified in its entirety by detailed information appearing elsewhere in this Prospectus and in the Statement of Additional
Information. Cross references in this summary are to headings in the Prospec-tus. See "Table of Contents."

INVESTMENT OBJECTIVE The Fund is an open-end, diversified management invest-ment company that seeks total return by investing primarily in a diversified portfolio of dividend-paying common stocks. The Fund may engage in various portfolio strategies involving options to seek to increase its return and to hedge its portfolio against movements in the equity markets and interest rates. See "Investment Objective and Management Policies."

ALTERNATIVE PURCHASE ARRANGEMENTS The Fund offers several classes of shares
("Classes") to investors designed to provide them with the flexibility of selecting an investment best suited to their needs. The general public is offered three Classes of shares: Class A shares, Class B shares and Class C shares, which differ principally in terms of sales charges and rate of expenses to which they are subject. A fourth Class of shares, Class Y shares, is offered only to investors meeting an initial investment minimum of
$5,000,000. See "Purchases of Shares" and "Redemption of
Shares."

  Class A Shares. Class A shares are sold at net asset value plus an initial sales charge of up to 5.00% and are subject to an annual service fee of 0.25% of the average daily net assets of the Class. The initial sales charge may be reduced or waived for certain purchases. Purchases of Class A shares, which when combined with current holdings of Class A shares offered with a sales charge equal or exceed $500,000 in the aggregate, will be made at net asset value with no initial sales charge, but will be subject to a contingent deferred sales charge ("CDSC") of 1.00% on redemptions made within 12 months of purchase. See "Prospectus Summary--Reduced or No Initial Sales Charge."

  Class B Shares. Class B shares are offered at net asset value subject to a maximum CDSC of 5.00% of redemption proceeds, declining by 1.00% each year after the date of purchase to zero. This CDSC may be waived for certain redemptions. Class B shares are subject to an annual service fee of 0.25% and an annual distribution fee of 0.50% of the average daily net assets of the
Class. The Class B shares' distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A shares.

  Class B Shares Conversion Feature. Class B shares will convert automatically to Class A shares, based on relative net asset value, eight years after the date of

SMITH BARNEY
Premium Total Return Fund

PROSPECTUS SUMMARY (CONTINUED)

the original purchase. Upon conversion, these shares will no longer be subject to an annual distribution fee. In addition, a certain portion of Class B shares that have been acquired through the reinvestment of dividends and distributions
("Class B Dividend Shares") will be converted at that time.
See "Purchase of
Shares--Deferred Sales Charge Alternatives."

  Class C Shares. Class C shares are sold at net asset value with no initial sales charge. They are subject to an annual service fee of 0.25% and an annual distribution fee of 0.45% of the average daily net assets of the Class, and investors pay a CDSC of 1.00% if they redeem Class C shares within 12 months of purchase. The CDSC may be waived for certain redemptions. The Class C shares' distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A shares. Purchases of Fund shares, which when combined with current holdings of Class C shares of the Fund equal or exceed $500,000 in the aggregate, should be made in Class A shares at net asset value with no sales charge, and will be subject to a CDSC of 1.00% on redemptions made within
12 months of purchase.

  Class Y Shares. Class Y shares are available only to investors meeting an initial investment minimum of $5,000,000. Class Y shares are sold at net asset value with no initial sales charge or CDSC. They are not subject to any service or distribution fees.

  In deciding which Class of Fund shares to purchase, investors should consider the following factors, as well as any other relevant facts and circumstances:

  Intended Holding Period. The decision as to which Class of shares is more beneficial to an investor depends on the amount and intended length of his or her investment. Shareholders who are planning to establish a program of regular investment may wish to consider Class A shares; as the investment accumulates shareholders may qualify for reduced sales charges and the shares are subject to lower ongoing expenses over the term of the investment. As an investment alternative, Class B and Class C shares are sold without any initial sales charge so the entire purchase price is immediately invested in the Fund. Any investment return on these additional invested amounts may partially or wholly offset the higher annual expenses of these Classes. Because the Fund's future return cannot be predicted, however, there can be no assurance that this would be the case.

  Finally, investors should consider the effect of the CDSC period and any con-version rights of the Classes in the context of their own investment time frame.

SMITH BARNEY
Premium Total Return Fund

PROSPECTUS SUMMARY (CONTINUED)

For example, while Class C shares have a shorter CDSC period than Class B shares, they do not have a conversion feature, and therefore, are subject to an ongoing distribution fee. Thus, Class B shares may be more attractive than
Class C shares to investors with longer term investment outlooks.

  Investors investing a minimum of $5,000,000 must purchase
Class Y shares,
which are not subject to an initial sales charge, CDSC or service or distribu-tion fee. The maximum purchase amount for Class A shares is $4,999,999, Class B shares is $249,999 and Class C shares is $499,999. There is no maximum purchase amount for Class Y shares.

  Reduced or No Initial Sales Charge. The initial sales charge on Class A shares may be waived for certain eligible purchasers, and the entire purchase price will be immediately invested in the Fund. In addition, Class A share pur-chases, which when combined with current holdings of Class A shares offered with a sales charge equal or exceed $500,000 in the aggregate, will be made at net asset value with no initial sales charge, but will be subject to a CDSC of
1.00% on redemptions made within 12 months of purchase. The $500,000 aggregate investment may be met by adding the purchase to the net asset value of all
Class A shares offered with a sales charge held in funds sponsored by Smith
Barney Inc. ("Smith Barney") listed under "Exchange Privilege." Class A share purchases may also be eligible for a reduced initial sales charge. See "Pur-chase of Shares." Because the ongoing expenses of Class A shares may be lower than those for Class B and Class C shares, purchasers eligible to purchase
Class A shares at net asset value or at a reduced sales charge should consider doing so.

  Smith Barney Financial Consultants may receive different compensation for selling each Class of shares. Investors should understand that the purpose of the CDSC on the Class B and Class C shares is the same as that of the initial sales charge on the Class A shares.

  See "Purchase of Shares" and "Management of the Trust and the Fund" for a complete description of the sales charges and service and distribution fees for each Class of shares and "Valuation of Shares," "Dividends, Distributions and
Taxes" and "Exchange Privilege" for other differences between the Classes of shares.

SMITH BARNEY 401(K) PROGRAM Investors may be eligible to participate in the
Smith Barney 401(k) Program, which is generally designed to assist plan spon-sors in the creation and operation of retirement plans under
Section 401(a)

SMITH BARNEY
Premium Total Return Fund

PROSPECTUS SUMMARY (CONTINUED)

of the Internal Revenue Code of 1986, as amended (the
"Code"), as well as other
types of participant directed, tax-qualified employee benefit plans (collec-tively, "Participating Plans"). Class A, Class B, Class C and Class Y shares are available as investment alternatives for Participating
Plans. See "Purchase
of Shares--Smith Barney 401(k) Program."

PURCHASE OF SHARES Shares may be purchased through the Fund's distributor,
Smith Barney, a broker that clears securities transactions through Smith Barney on a fully disclosed basis (an "Introducing Broker") or an investment dealer in the selling group. Direct purchases by certain retirement plans may be made through the Fund's transfer agent, The Shareholder Services
Group, Inc.
("TSSG"), a subsidiary of First Data Corporation. See
"Purchase of Shares."

INVESTMENT MINIMUMS Investors in Class A, Class B and Class C shares may open an account by making an initial investment of at least $1,000 for each account, or $250 for an individual retirement account ("IRA") or a Self-Employed Retire-ment Plan. Investors in Class Y shares may open an account for an initial investment of $5,000,000. Subsequent investments of at least $50 may be made for all Classes. For participants in retirement plans qualified under Section
403(b)(7) or Section 401(a) of the Code, the minimum initial investment requirement for Class A, Class B and Class C shares and the subsequent invest-ment requirement for all Classes is $25. The minimum initial investment requirement for Class A, Class B and Class C shares and the subsequent invest-ment requirement for all Classes through the Systematic Investment Plan described below is $50. See "Purchase of Shares."

SYSTEMATIC INVESTMENT PLAN The Fund offers shareholders a
Systematic Investment
Plan under which they may authorize the automatic placement of a purchase order each month or quarter for Fund shares in an amount of at least $50. See "Pur-chase of Shares."

REDEMPTION OF SHARES Shares may be redeemed on each day the New York Stock
Exchange, Inc. ("NYSE") is open for business. See "Purchase of Shares" and "Re-demption of Shares."

MANAGEMENT OF THE FUND Smith Barney Strategy Advisers Inc.
("Strategy Advis-
ers") serves as the Fund's investment adviser. Strategy
Advisers is a wholly
owned subsidiary of Smith Barney Mutual Funds Management
Inc. ("SBMFM"). SBMFM
provides investment advisory and management services to investment companies affiliated with Smith Barney. SBMFM is a wholly

SMITH BARNEY
Premium Total Return Fund

PROSPECTUS SUMMARY (CONTINUED)

owned subsidiary of Smith Barney Holdings Inc. ("Holdings").
Holdings is a
wholly owned subsidiary of Travelers Group Inc.
("Travelers"), a diversified
financial services holding company engaged, through its subsidiaries princi-pally in four business segments: Investment Services, Consumer Finance Servic-es, Life Insurance Services and Property & Casualty
Insurance Services.

  SBMFM also serves as the Fund's administrator. Boston
Partners Asset
Management, L.P. ("Boston Partners") serves as the Fund's sub-adviser. See
"Management of the Trust and the Fund."

EXCHANGE PRIVILEGE Shares of a Class may be exchanged for shares of the same
Class of certain other funds of the Smith Barney Mutual
Funds at the respective
net asset value next determined, plus any applicable sales charge differential.
See "Exchange Privilege."

VALUATION OF SHARES The net asset value of the Fund for the prior day generally is quoted daily in the financial section of most newspapers and is also avail-able from any Smith Barney Financial Consultant. See
"Valuation of Shares."

DIVIDENDS AND DISTRIBUTIONS Dividends are paid monthly generally from net investment income and annually from net realized capital gains. See "Dividends,
Distributions and Taxes."

REINVESTMENT OF DIVIDENDS Dividends and distributions paid on shares of a Class will be reinvested automatically, unless otherwise specified by an investor, in additional shares of the same Class at current net asset value. Shares acquired by dividend and distribution reinvestments will not be subject to any sales charge or CDSC. Class B shares acquired through dividend and distribution rein-vestments will become eligible for conversion to Class A shares on a pro rata basis. See "Dividends, Distributions and Taxes."

RISK FACTORS AND SPECIAL CONSIDERATIONS There can be no assurance that the
Fund's investment objective will be achieved. The Fund may employ investment techniques which involve certain risks, including entering into repurchase agreements, reverse repurchase agreements and forward roll transactions, engag-ing in when-issued and delayed-delivery transactions, lending portfolio securi-ties, covered option writing, and options contracts on securities and indices.
See "Investment Objective and Management Policies."

SMITH BARNEY
Premium Total Return Fund

PROSPECTUS SUMMARY (CONTINUED)


THE FUND'S EXPENSES The following expense table lists the costs and expenses an investor will incur either directly or indirectly as a shareholder of the Fund, based on the maximum sales charge or maximum CDSC that may be incurred at the time of purchase or redemption and, unless otherwise noted, the Fund's operat-ing expenses for its most recent fiscal year:

                                               CLASS A CLASS
B CLASS C CLASS Y
------------------------------------------------------------
------------------
  SHAREHOLDER TRANSACTION EXPENSES
    Maximum sales charge imposed on purchases
      (as a percentage of offering price)       5.00%   None
None    None
    Maximum CDSC (as a percentage of original
      cost or redemption proceeds, whichever
      is lower)                                 None*
5.00%   1.00%   None
------------------------------------------------------------
------------------
  ANNUAL FUND OPERATING EXPENSE
      (AS A PERCENTAGE OF AVERAGE NET ASSETS)
    Management fees                             0.75%
0.75%   0.75%   0.75%
    12b-1 fees**                                0.25%
0.75%   0.70%   None
    Other expenses***                           0.19%
0.16%   0.10%   0.19
------------------------------------------------------------
------------------
  TOTAL FUND OPERATING EXPENSES                 1.19%
1.66%   1.55%   0.94%
------------------------------------------------------------
------------------

  * Purchase of Class A shares, which when combined with current holdings of
    Class A shares offered with a sales charge equal or exceed $500,000 in the aggregate, will be made at net asset value with no sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months.
 ** Upon conversion of Class B shares to Class A shares, such shares will no longer be subject to a distribution fee. Class C shares do not have a conversion feature and, therefore, are subject to an ongoing distribution fee. As a result, long-term shareholders of Class C shares may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities
Dealers, Inc.
*** For Class Y shares, "Other expenses" have been estimated based on expenses incurred by the Class A shares because as of July 31, 1995, no Class Y shares were outstanding.

  The sales charge and CDSC set forth in the above table are the maximum charges imposed on purchases or redemptions of Fund shares and investors may actually pay lower or no charges, depending on the amount purchased and, in the case of Class B, Class C shares and certain Class A shares, the length of time the shares are held and whether the shares are held through the
Smith Barney 401(k) Program. See "Purchase of Shares" and
"Redemption of
Shares." Smith Barney receives an annual 12b-1 service fee of 0.25% of the value of average daily net assets of Class A shares. Smith Barney also receives, with respect to Class B shares, an annual 12b-1 fee of 0.75% of the value of average daily net assets of that Class, consisting of a 0.50% distri-bution fee and a 0.25% service fee. With respect to Class C shares, Smith Bar-ney receives an annual 12b-1 fee of 0.70% of the value of the average daily net assets,

SMITH BARNEY
Premium Total Return Fund

PROSPECTUS SUMMARY (CONTINUED)

consisting of a 0.45% distribution fee and a 0.25% service fee. "Other expenses" in the above table include fees for shareholder services, custodial fees, legal and accounting fees, printing costs and registration fees.

  EXAMPLE

  The following example is intended to assist an investor in understanding the various costs that an investor in the Fund will bear directly or indirectly.
The example assumes payment by the Fund of operating expenses at the levels set forth in the table above. See "Purchase of Shares,"
"Redemption of Shares" and
"Management of the Fund."

                                              1 YEAR 3 YEARS
5 YEARS 10 YEARS*
------------------------------------------------------------
------------------
  An investor would pay the following
  expenses on a $1,000 investment, assuming
  (1) 5.00% annual return and (2) redemption
  at the end of each time period:
    Class A.................................   $62     $86
$112     $187
    Class B.................................    67      82
100      184
    Class C.................................    26      49
84      185
    Class Y.................................    10      30
52      115
  An investor would pay the following
  expenses on the same investment, assuming
  the same annual return and no redemption:
    Class A.................................   $62     $86
$112     $187
    Class B.................................    17      52
90      184
    Class C.................................    16      49
84      185
    Class Y.................................    10      30
52      115
------------------------------------------------------------
------------------

 * Ten-year figures assume conversion of Class B shares to Class A shares at the end of the eighth year following the date of purchase.

  The example also provides a means for the investor to compare expense levels of funds with different fee structures over varying investment periods. To facilitate such comparison, all funds are required to utilize a 5.00% annual return assumption. However, the Fund's actual return will vary and may be greater or less than 5.00%. THIS EXAMPLE SHOULD NOT BE
CONSIDERED A REPRESENTA-
TION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE
GREATER OR LESS THAN
THOSE SHOWN.

SMITH BARNEY
Premium Total Return Fund

FINANCIAL HIGHLIGHTS


Except where otherwise noted, the following information has been audited by
KPMG Peat Marwick, LLP, independent accountants, whose report thereon appears in the Fund's Annual Report dated July 31, 1995. The information set out below should be read in conjunction with the financial statements and related notes that also appear in the Fund's Annual Report, which is incorporated by refer-ence into the Statement of Additional Information.

FOR A CLASS A SHARE OUTSTANDING THROUGHOUT EACH YEAR:

                                                YEAR
YEAR       PERIOD
                                                ENDED
ENDED       ENDED
                                               7/31/95
7/31/94#+++ 7/31/93*+++
Net Asset Value, beginning of period                     $
15.65     $ 15.15
------------------------------------------------------------
-------------------
Income from investment operations:
Net investment income
0.33        0.19
Net realized and unrealized gain on
investments
0.99        1.33
------------------------------------------------------------
-------------------
Total from investment operations
1.32        1.52
Distributions to shareholders:
 Distributions from net investment income
(0.31)      (0.17)
 Distributions in excess of net investment
 income
(0.24)      (0.03)
 Distributions from net realized capital gains
(0.52)      (0.44)
 Distributions in excess of net realized
 capital gains
--       (0.05)
 Distributions from capital++
(0.21)      (0.33)
------------------------------------------------------------
-------------------
Total distributions
(1.28)      (1.02)
------------------------------------------------------------
-------------------
Net Asset Value, end of period                           $
15.69     $ 15.65
------------------------------------------------------------
-------------------
Total return+
8.65%      10.31%
------------------------------------------------------------
-------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
DATA:
 Net assets, end of period (in 000's)
$67,699     $39,677
 Ratio of operating expenses to average net
 assets
1.19%       1.20%**
 Ratio of net investment income to average net
 assets
2.05%       1.64%**
Portfolio turnover rate
34%         55%
------------------------------------------------------------
-------------------

*  The Fund commenced selling Class A shares on November 6,
1992.
** Annualized.
+ Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
++ Results from the Fund's level distribution policy.
+++ Per share amounts have been calculated using the monthly average share method, which more appropriately presents the per share data for the period since the use of the undistributed method does not accord with results of operations.
# As of July 15, 1994, the Fund changed its investment adviser from Boston
   Advisors to its current investment adviser, Strategy
Advisers.

SMITH BARNEY
Premium Total Return Fund

FINANCIAL HIGHLIGHTS (CONTINUED)

FOR A CLASS B SHARE OUTSTANDING THROUGHOUT EACH YEAR:

                            YEAR      YEAR         YEAR
YEAR      YEAR
                            ENDED     ENDED        ENDED
ENDED     ENDED
                           7/31/95 7/31/94#+++  7/31/93*+++
7/31/92   7/31/91
Net Asset Value,
beginning of year                  $    15.65   $    15.21
$  14.26  $  13.30
------------------------------------------------------------
--------------------
Income from investment
operations:
Net investment income                    0.25         0.23
0.22      0.24
Net realized and
unrealized gain/(loss)
on investments                           1.00         1.47
1.93      1.92
------------------------------------------------------------
--------------------
Total from investment
operations                               1.25         1.70
2.15      2.16
Less distributions:
 Distributions from net
 investment income                      (0.27)       (0.16)
(0.22)    (0.24)
 Distributions in excess
 of net investment income               (0.22)       (0.03)
--        --
 Distributions from net
 realized capital gains                 (0.52)       (0.57)
--        --
 Distributions in excess
 of net realized
 capital gains                             --        (0.06)
--        --
 Distributions from
 capital++ (book basis)                    --           --
(0.98)    (0.96)
 Distributions from
 capital++ (tax basis)                  (0.20)       (0.44)
--        --
------------------------------------------------------------
--------------------
Total distributions                     (1.21)       (1.26)
(1.20)    (1.20)
------------------------------------------------------------
--------------------
Net Asset Value, end of
year                               $    15.69   $    15.65
$  15.21  $  14.26
------------------------------------------------------------
--------------------
Total return+                            8.12%       11.68%
15.68%    17.53%
------------------------------------------------------------
--------------------
RATIOS TO AVERAGE NET
ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of year
 (in 000's)                        $1,697,394   $1,230,737
$585,049  $470,381
 Ratio of operating
 expenses to average
 net assets                              1.66%        1.69%
1.69%     1.75%
 Ratio of net investment
 income to average
 net assets                              1.58%        1.16%
1.53%     1.84%
Portfolio turnover rate                    34%          55%
57%       43%
------------------------------------------------------------
--------------------

*  The Fund commenced operations on September 16, 1985. On
November 6, 1992,
   the Fund commenced selling Class A shares. Those shares in existence prior to November 6, 1992 were designated as Class B shares.
** Annualized.
+ Total return represents aggregate total return for the periods indicated and does not reflect any applicable CDSC.
++ Results from the Fund's level distribution policy.
+++ Per share amounts have been calculated using the monthly average share method, which more appropriately presents the per share data for the period since the use of the undistributed method does not accord with results of operations.
# As of July 15, 1994, the Fund changed its investment adviser from Boston
   Advisors to its current investment adviser, Strategy
Advisers.

SMITH BARNEY
Premium Total Return Fund

FINANCIAL HIGHLIGHTS (CONTINUED)


FOR A CLASS B SHARE OUTSTANDING THROUGHOUT EACH YEAR:

                              YEAR      YEAR      YEAR
YEAR     PERIOD
                             ENDED     ENDED     ENDED
ENDED     ENDED
                           7/31/90+++ 7/31/89   7/31/88
7/31/87   7/31/86*
Net Asset Value,
beginning of year           $  13.98  $  12.90  $  14.47  $
14.52  $  13.00
------------------------------------------------------------
-------------------
Income from investment
operations:
Net investment income           0.22      0.56      0.51
0.28      0.43
Net realized and
unrealized gain/(loss)
on investments                  0.38      2.00     (0.62)
1.37      2.27
------------------------------------------------------------
-------------------
Total from investment
operations                      0.60      2.56     (0.11)
1.65      2.70
Less distributions:
 Distributions from net
 investment income             (0.22)    (0.89)    (0.18)
(0.28)    (0.42)
 Distributions in excess
 of net investment income         --        --        --
--        --
 Distributions from net
 realized capital gains           --     (0.26)    (1.28)
(1.42)    (0.76)
 Distributions in excess
 of net realized
 capital gains                    --        --        --
--        --
 Distributions from
 capital++ (book basis)        (1.06)    (0.33)       --
--        --
 Distributions from
 capital++ (tax basis)            --        --        --
--        --
------------------------------------------------------------
-------------------
Total distributions            (1.28)    (1.48)    (1.46)
(1.70)    (1.18)
------------------------------------------------------------
-------------------
Net Asset Value, end of
year                        $  13.30  $  13.98  $  12.90  $
14.47  $  14.52
------------------------------------------------------------
-------------------
Total return+                   4.62%    21.49%     0.21%
12.07%    21.28%
------------------------------------------------------------
-------------------
RATIOS TO AVERAGE NET
ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of year
 (in 000's)                 $507,762  $599,849  $585,634
$960,898  $533,487
 Ratio of operating
 expenses to average
 net assets                     1.78%     1.75%     1.70%
1.74%     1.87%**
 Ratio of net investment
 income to average
 net assets                     1.66%     4.17%     3.58%
1.97%     2.99%**
Portfolio turnover rate           47%       41%       56%
294%      212%
------------------------------------------------------------
-------------------

*  The Fund commenced operations on September 16, 1985. On
November 6, 1992,
   the Fund commenced selling Class A shares. Those shares in existence prior to November 6, 1992 were designated as Class B shares.
** Annualized.
+ Total return represents aggregate total return for the periods indicated and does not reflect any applicable CDSC.
++ Results from the Fund's level distribution policy.
+++ Per share amounts have been calculated using the monthly average share method, which more appropriately presents the per share data for the period since the use of the undistributed method does not accord with results of operations.

SMITH BARNEY
Premium Total Return Fund

FINANCIAL HIGHLIGHTS (CONTINUED)


FOR A CLASS C SHARE OUTSTANDING THROUGHOUT EACH YEAR:

                                                YEAR
YEAR       PERIOD
                                                ENDED
ENDED      ENDED
                                               7/31/95
7/31/94#+++ 7/31/93*++
Net Asset Value, beginning of period
$15.65      $15.45
------------------------------------------------------------
------------------
Income from investment operations:
Net investment income
0.23        0.05
Net realized and unrealized gain on
investments
1.02        0.35
------------------------------------------------------------
------------------
Total from investment operations
1.25        0.40
Less distributions:
 Distributions from net investment income
(0.27)      (0.03)
 Distributions in excess of net investment
 income
(0.22)      (0.01)
 Distributions from net realized capital gains
(0.52)      (0.08)
 Distributions in excess of net realized
 capital gains
--       (0.01)
 Distributions from capital++
(0.20)      (0.07)
------------------------------------------------------------
------------------
Total distributions
(1.21)      (0.20)
------------------------------------------------------------
------------------
Net Asset Value, end of period
$15.69      $15.65
------------------------------------------------------------
------------------
Total return+
8.12%       2.60%
------------------------------------------------------------
------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
DATA:
 Net assets, end of period (in 000's)
$1,878      $  357
 Ratio of net investment income to average net
 assets
1.60%       1.31%**
 Ratio of operating expenses to average net
 assets
1.65%       1.54%**
Portfolio turnover rate
34%         55%
------------------------------------------------------------
------------------

* The Fund commenced selling Class C shares (previously designated as Class D shares) on June 1, 1993.
** Annualized.
+ Total return represents aggregate total return for the periods indicated.
++ Results from the Fund's level distribution policy.
+++ Per share amounts have been calculated using the monthly average share method, which more appropriately presents the per share data for the period since use of the undistributed method does not accord with results of operations.
# As of July 15, 1994, the Fund changed its investment adviser from Boston
   Advisors to its current investment adviser, Strategy
Advisers.

Prior to November 7, 1994, the Fund did not offer Class Y shares and as of
July 31, 1995, no Class Y shares were outstanding and accordingly, no com-parable financial information is available at this time for that Class.

SMITH BARNEY
Premium Total Return Fund

INVESTMENT OBJECTIVES AND POLICIES

  The Fund's investment objective is total return. The Fund's investment objec-tive may be changed only with the approval of a majority of the Fund's out-standing shares. There can be no assurance that the Fund will achieve its investment objective. The Fund will seek its objective by investing primarily in a diversified portfolio of dividend-paying common stocks. The Fund may engage in various portfolio strategies involving options to seek to increase its return and to hedge its portfolio against movements in the equity markets and interest rates. Because the Fund seeks total return by emphasizing invest-ments in dividend-paying common stocks, it will not have as much investment flexibility as total return funds which may pursue their objective by investing in both income and equity stocks without such an emphasis. The Fund also may invest up to 10% of its assets in: (a) medium- or low-rated securities or unrated securities of comparable quality. Medium- and low-rated securities are securities rated less than investment grade by Moody's Investors Service, Inc.
("Moody's") or Standard & Poor's Corporation ("S&P"). See
"Risk Factors and
Special Considerations--Medium-, Low- and Unrated Securities" below; (b) inter-est-paying debt securities, such as obligations issued or guaranteed as to principal and interest by the United States government ("U.S. government secu-rities"); and (c) other securities, including convertible bonds, convertible preferred stock and warrants. In addition, the Fund will limit its investments in warrants to 5% of its net assets. The Fund also may lend its portfolio secu-rities and enter into "short sales against the box." Special considerations associated with the Fund's investment strategies are described below.

 CERTAIN INVESTMENT STRATEGIES

  In attempting to achieve its investment objective, the Fund may employ, among others, one or more of the strategies set forth below. More detailed informa-tion concerning these strategies and their related risks is contained in the
Statement of Additional Information.

  In the future, the Fund may desire to employ additional investment strate-gies, including hedging strategies such as entering into futures contracts and related options. The Fund will do so only upon 60 days' notice to shareholders and in conformity with its investment restrictions.

  Short Sales Against the Box. The Fund may make short sales of common stock if, at all times when a short position is open, the Fund owns the stock or owns preferred stocks or debt securities convertible or exchangeable, without pay-ment of further consideration, into the shares of common stock sold short.
Short sales of this kind are referred to as "short sales against the box." The

SMITH BARNEY
Premium Total Return Fund

INVESTMENT OBJECTIVES AND POLICIES (CONTINUED)

broker-dealer that executes a short sale generally invests cash proceeds of the sale until they are paid to the Fund. Arrangements may be made with the broker-dealer to obtain a portion of the interest earned by the broker on the investment of short sale proceeds. The Fund will segregate the common stock or convertible or exchangeable preferred stock or debt securities in a special account with PNC Bank, National Association ("PNC Bank"), the Fund's custodi-an. Not more than 10% of the Fund's net assets (taken at current value) may be held as collateral for such sales at any one time. The extent to which the
Fund may make short sales of common stocks may be limited by the requirements contained in the Code for qualification as a regulated investment company. See
"Dividends, Distributions and Taxes."

  Covered Option Writing. The Fund may write put and call options on securi-ties. The Fund realizes fees (referred to as "premiums") for granting the rights evidenced by the options. A put option embodies the right of its pur-chaser to compel the writer of the option to purchase from the option holder an underlying security at a specified price at any time during the option period. In contrast, a call option embodies the right of its purchaser to com-pel the writer of the option to sell to the option holder an underlying secu-rity at a specified price at any time during the option period. Thus, the pur-chaser of a put option written by the Fund has the right to compel the Fund to purchase from it the underlying security at the agreed-upon price for a speci-fied time period, while the purchaser of a call option written by the Fund has the right to purchase from the Fund the underlying security owned by the Fund at the agreed-upon price for a specified time period.

  Upon the exercise of a put option written by the Fund, the Fund may suffer a loss equal to the difference between the price at which the Fund is required to purchase the underlying security and its market value at the time of the option exercise, less the premium received for writing the option. Upon the exercise of a call option written by the Fund, the Fund may suffer a loss equal to the excess of the security's market value at the time of the option exercise over the Fund's acquisition cost of the security, less the premium received for writing the option.

  The Fund will write only covered options. Accordingly, whenever the Fund writes a call option, it will continue to own or have the present right to acquire the underlying security for as long as it remains obligated as the writer of the option. To support its obligation to purchase the underlying security if a put option is exercised, the Fund will either
(a) deposit with
PNC Bank in a segregated account cash, U.S. government securities or other high grade debt obliga-

SMITH BARNEY
Premium Total Return Fund

INVESTMENT OBJECTIVES AND POLICIES (CONTINUED)

tions having a value at least equal to the exercise price of the underlying securities or (b) continue to own an equivalent number of puts of the same "se-ries" (that is, puts on the same underlying security having the same exercise prices and expiration dates as those written by the Fund), or an equivalent number of puts of the same "class" (that is, puts on the same underlying secu-
rity) with exercise prices greater than those that it has written (or, if the exercise prices of the puts that it holds are less than the exercise prices of those that it has written, it will deposit the difference with PNC Bank in a segregated account).

  The Fund may engage in a closing purchase transaction to realize a profit, to prevent an underlying security from being called or put or, in the case of a call option, to unfreeze an underlying security (thereby permitting its sale or the writing of a new option on the security prior to the outstanding option's expiration). To effect a closing purchase transaction, the Fund would purchase, prior to the holder's exercise of an option the Fund has written, an option of the same series as that on which the Fund desires to terminate its obligation.
The obligation of the Fund under an option it has written would be terminated by a closing purchase transaction, but the Fund would not be deemed to own an option as the result of the transaction. There can be no assurance the Fund will be able to effect closing purchase transactions at a time when it wishes to do so. To facilitate closing purchase transactions, however, the Fund ordi-narily will write options only if a secondary market for the options exists on a domestic securities exchange or in the over-the-counter market.

  Purchasing Put and Call Options on Securities. The Fund may utilize up to 10% of its assets to purchase put options on portfolio securities and may do so at or about the same time that it purchases the underlying security or at a later time. By buying a put, the Fund limits the risk of loss from a decline in the market value of the security until the put expires. Any appreciation in the value of, or in the yield otherwise available from the underlying security, however, will be partially offset by the amount of the premium paid for the put option and any related transaction costs. The Fund may utilize up to 10% of its assets to purchase call options on portfolio securities. Call options may be purchased by the Fund in order to acquire the underlying securities for the
Fund at a price that avoids any additional cost that would result from a sub-stantial increase in the market value of a security. The Fund also may purchase call options to increase its return to investors at a time when the call is expected to increase in value due to anticipated appreciation of the underlying security.

  Prior to their expirations, put and call options may be sold in closing sale transactions (sales by the Fund, prior to the exercise of options it has pur-

SMITH BARNEY
Premium Total Return Fund

INVESTMENT OBJECTIVES AND POLICIES (CONTINUED)

chased, of options of the same series), and profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the option plus the related transaction costs.

  Stock Index Options. The Fund may purchase and write exchange-listed put and call options on stock indexes primarily to hedge against the effects of market-wide price movements. A stock index measures the movement of a certain group of stocks by assigning relative values to the common stocks included in the index.
(Examples of well-known stock indexes are the Standard &
Poor's Daily Price
Index of 500 Common Stocks and the NYSE Composite Index.) Options on stock indexes are similar to options on securities. However, because options on stock indexes do not involve the delivery of an underlying security, the option rep-resents the holder's right to obtain from the writer in cash a fixed multiple of the amount by which the exercise price exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the exercise date.

  The advisability of using stock index options to hedge against the effects of market-wide movements will depend on the extent of diversification of the
Fund's stock investments and the sensitivity of its stock investments to fac-tors influencing the underlying index. The effectiveness of purchasing or writ-ing stock index options as a hedging technique will depend upon the extent to which price movements in the portion of the Fund being hedged correlate with price movements in the stock index selected.

  When the Fund writes an option on a stock index, it will deposit cash or cash equivalents or a combination of both in an amount equal to the market value of the option in a segregated account with PNC Bank, and will maintain the account while the option is open.

 ADDITIONAL INVESTMENTS

  Money Market Instruments. When Strategy Advisers and Boston Partners believe that market conditions warrant, the Fund may adopt a temporary defensive pos-ture and invest in short-term instruments without limitation. Short-term instruments in which the Fund may invest include U.S. government securities;
certain bank obligations (including certificates of deposit, time deposits and bankers' acceptances of domestic or foreign banks, domestic savings and loan associations and similar institutions); commercial paper rated no lower than
A-2 by S&P or Prime-2 by Moody's or the equivalent from another major rating service or, if unrated, of an issuer having an outstanding, unsecured debt

SMITH BARNEY
Premium Total Return Fund

INVESTMENT OBJECTIVES AND POLICIES (CONTINUED)

issue then rated within the three highest rating categories;
and repurchase
agreements as described below.

  United States Government Securities. U.S. government securities are obliga-tions of, or guaranteed by, the United States government, its agencies or instrumentalities. The U.S. government securities in which the Fund may invest include: direct obligations of the United States Treasury (such as Treasury
Bills, Treasury Notes and Treasury Bonds) and obligations issued by U.S. gov-ernment agencies and instrumentalities, including securities that are sup-ported by the full faith and credit of the United States (such as Government
National Mortgage Association ("GNMA") certificates); securities that are sup-ported by the right of the issuer to borrow from the United States Treasury
(such as securities of Federal Home Loan Banks); and securities that are sup-ported by the credit of the instrumentality (such as Federal National Mortgage
Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC") bonds). Treasury Bills have maturities of less than 1 year, Treasury Notes have maturities of 1 to 10 years and Treasury Bonds generally have maturities of greater than 10 years at the date of issuance. Certain U.S. government securities, such as those issued or guaranteed by GNMA, FNMA and FHLMC, are mortgage-related securities. U.S. government securities generally do not involve the credit risks associated with other types of interest-bearing secu-rities, although, as a result, the yields available from U.S. government secu-rities are generally lower than the yields available from interest-bearing corporate securities.

  Repurchase Agreements. The Fund may engage in repurchase agreement transac-tions with banks which are the issuers of instruments acceptable for purchase by the Fund and with certain dealers on the Federal Reserve Bank of New York's list of reporting dealers. Under the terms of a typical repurchase agreement, the Fund would acquire an underlying debt obligation for a relatively short period (usually not more than one week), subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding peri-od. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the under-lying securities will be at least equal at all times to the total amount of the repurchase obligation, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the other par-ty, including possible delays or restrictions upon the Fund's ability to dis-pose of the underlying securities, the risk of a possible decline in the value of the underlying securities during the period in which the Fund seeks to assert its rights to them, the risk

SMITH BARNEY
Premium Total Return Fund

INVESTMENT OBJECTIVES AND POLICIES (CONTINUED)

of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the agreement. Strategy Advisers, SBMFM or Boston Partners, acting under the supervision of the Trust's Board of
Trustees, reviews on an ongoing basis the value of the collateral and the creditworthiness of those banks and dealers with which the Fund may enter into repurchase agreements to evaluate potential risks.

  When-Issued Securities and Delayed-Delivery Transactions. In order to secure yields or prices deemed advantageous at the time, the Fund may purchase or sell any portfolio securities on a when-issued or delayed-delivery basis. The
Fund will enter into a when-issued transaction for the purpose of acquiring portfolio securities and not for the purpose of leverage. In such transac-tions, delivery of the securities occurs beyond the normal settlement periods, but no payment or delivery is made by the Fund prior to the actual delivery or payment by the other party to the transaction. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. The Fund will establish a segregated account consist-ing of cash, U.S. government securities or other high grade debt obligations in an amount equal to the amount of its when-issued and delayed-delivery com-mitments. Placing securities rather than cash in the segregated account may have a leveraging effect on the Fund's net assets. The Fund will not accrue income with respect to a when-issued security prior to its stated delivery date.

  Lending of Portfolio Securities. The Fund has the ability to lend portfolio securities to brokers, dealers and other financial organizations. These loans, if and when made, may not exceed 20% of the Fund's assets taken at value.
Loans of portfolio securities will be collateralized by cash, letters of credit or U.S. government securities that are maintained at all times in an amount at least equal to the current market value of the loaned securities.

 CERTAIN INVESTMENT GUIDELINES

  Up to 10% of the assets of the Fund may be invested in securities with con-tractual or other restrictions on resale and other instruments that are not readily marketable, including (a) repurchase agreements with maturities greater than seven days, (b) time deposits maturing from two business days through seven calendar days and (c) to the extent that a liquid secondary mar-ket does not exist for the instruments, futures contracts and options thereon.
In addition, the Fund may invest up to 5% of its assets in the securities of issuers which have

SMITH BARNEY
Premium Total Return Fund

INVESTMENT OBJECTIVES AND POLICIES (CONTINUED)

been in continuous operation for less than three years. The Fund also may bor-row from banks for temporary or emergency purposes, but not for investment purposes, in an amount up to 10% of its total assets, and may pledge its assets to the same extent in connection with such borrowings. Whenever these borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make any additional investments. Except for the limitations on borrowing, the investment guidelines set forth in this paragraph may be changed at any time without shareholder consent by vote of the Trust's Board of Trustees. A complete list of investment restrictions that identifies additional restric-tions that cannot be changed without the approval of the majority of the
Fund's outstanding shares is contained in the Statement of Additional Informa-tion.

 RISK FACTORS AND SPECIAL CONSIDERATIONS

  Options. The Fund may enter into options transactions primarily as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss on a portfolio position with a gain on the hedge position; at the same time, however, a properly correlated hedge will result in a gain on the port-folio position being offset by a loss on the hedge position. The Fund bears the risk that the prices of the securities being hedged will not move in the same amount as the hedge. The Fund will engage in hedging transactions only when deemed advisable by Strategy Advisers and Boston Partners. Successful use by the Fund of options will depend on Strategy Advisers' and Boston Partners' ability to correctly predict movements in the direction of the stock or index underlying the option used as a hedge. Losses incurred in hedging transactions and the costs of these transactions will affect the Fund's performance.

  The ability of the Fund to engage in closing transactions with respect to options depends on the existence of a liquid secondary market. While the Fund generally will purchase or write stock options and options on stock index options only if there appears to be a liquid secondary market for the options purchased or sold, for some options no such secondary market may exist or the market may cease to exist.

  Medium-, Low- and Unrated Securities. The Fund may invest up to 10% of its assets in medium- or low-rated securities and unrated securities of comparable quality. Generally, these securities offer a higher return potential than higher-rated securities but involve greater volatility of price and risk of loss of income and principal. The issuers of such securities may be in default or bankruptcy at the time of purchase or may have a high probability of future default

SMITH BARNEY
Premium Total Return Fund

INVESTMENT OBJECTIVES AND POLICIES (CONTINUED)

or bankruptcy. Medium- and low-rated and comparable unrated securities will likely have large uncertainties or major risk exposures to adverse conditions and are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation.
Accordingly, it is possible that these types of factors could, in certain instances, reduce the value of securities held by the Fund, with a commensurate effect on the value of the Fund's shares.

  The markets in which medium- and low-rated or comparable unrated securities are traded generally are more limited than those in which higher-rated securi-ties are traded. The existence of limited markets for these securities may restrict the availability of securities for the Fund to purchase and also may have the effect of limiting the ability of the Fund to (a) obtain accurate mar-ket quotations for purposes of valuing securities and calculating net asset value and (b) sell securities at their fair value either to meet redemption requests or to respond to changes in the economy or the financial markets. The market for certain medium- and low-rated and comparable unrated securities has not fully weathered a major economic recession. Any such economic downturn could adversely affect the value of such securities and the ability of the issuers of these securities to repay principal and pay interest thereon.

  While the market values of medium- and low-rated and comparable unrated secu-rities tend to react less to fluctuations in interest rate levels than do those of higher-rated securities, the market values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities. In addition, medium- and low-rated and comparable unrated securities generally present a higher degree of credit risk. Issuers of medium- and low-rated and comparable unrated securi-ties are often highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their debt obliga-tions during an economic downturn or during sustained periods of rising inter-est rates may be impaired. The risk of loss due to default by such issuers is significantly greater because medium- and low-rated and comparable unrated securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. The Fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings.

  Fixed-income securities, including medium- and low-rated and comparable unrated securities, frequently have call or buy-back features that permit their issuers to call or repurchase the securities from their holders, such as the
Fund.

SMITH BARNEY
Premium Total Return Fund

INVESTMENT OBJECTIVES AND POLICIES (CONTINUED)

If an issuer exercises these rights during periods of declining interest rates, the Fund may have to replace the security with a lower yielding security, resulting in a decreased return to the Fund.

  Securities which are rated Ba by Moody's or BB by S&P have speculative char-acteristics with respect to capacity to pay interest and repay principal. Secu-rities which are rated B generally lack characteristics of a desirable invest-ment and assurance of interest and principal payments over any long period of time may be small. Securities which are rated Caa or CCC or below are of poor standing. Those issues may be in default or present elements of danger with respect to principal or interest. Securities rated C by Moody's and D by S&P are in the lowest rating class and indicate that payments are in default or that a bankruptcy petition has been filed with respect to the issuer or that the issuer is regarded as having extremely poor prospects. See the Appendix in the Trust's Statement of Additional Information on bond ratings by Moody's and
S&P.

  In light of these risks, Strategy Advisers and Boston Partners, in evaluating the creditworthiness of an issue, whether rated or unrated, will take various factors into consideration, which may include, as applicable, the issuer's financial resources, its sensitivity to economic conditions and trends, the operating history of and the community support for the facility financed by the issue, the ability of the issuer's management and regulatory matters.

  Securities of Unseasoned Issuers. Securities in which the Fund may invest may have limited marketability and, therefore, may be subject to wide fluctuations in market value. In addition, certain securities may lack a significant operat-ing history and be dependent on products or services without an established market share.

 PORTFOLIO TRANSACTIONS

  All orders for transactions in securities and options on behalf of the Fund are placed by Strategy Advisers and Boston Partners with broker-dealers that
Strategy Advisers and Boston Partners select, including Smith Barney and other affiliated brokers. The Fund may utilize Smith Barney or a Smith Barney-affiliated broker in connection with a purchase or sale of securities when
Strategy Advisers and Boston Partners believe that the broker's charge for the transactions does not exceed usual and customary levels. The same standard applies to the use of Smith Barney as a commodities broker in connection with entering into options and futures contracts.

SMITH BARNEY
Premium Total Return Fund

VALUATION OF SHARES

  The Fund's net asset value per share is determined as of the close of regu-lar trading on the NYSE on each day that the NYSE is open, by dividing the value of the Fund's net assets attributable to each Class by the total number of shares of the Class outstanding.

  Generally, the Fund's investments are valued at market value or, in the absence of a market value with respect to any securities, at fair value as determined by or under the direction of the Trust's Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost whenever the Trustees determine that amortized cost reflects fair value of those instruments. Further information regarding the Fund's valuation policies is contained in the Statement of Additional Information.

DIVIDENDS, DISTRIBUTIONS AND TAXES


 DIVIDENDS AND DISTRIBUTIONS

  The Fund will be treated separately from the Trust's other funds in deter-mining the amounts of dividends from net investment income and distributions of capital gains payable to shareholders.

  If a shareholder does not otherwise instruct, dividends and capital gains distributions will be reinvested automatically in additional shares of the same Class at net asset value, subject to no sales charge or CDSC. Dividends from net investment income, if any, of the Fund will be declared monthly and paid on the last day of the Smith Barney statement month. The Fund's final distribution for each calendar year will include any remaining net investment income and net realized long- and short-term capital gains realized during the year and deemed undistributed during the year for Federal income tax purposes.
In order to avoid the application of a 4% nondeductible excise tax on certain undistributed amounts of ordinary income and capital gains, the Fund may make an additional distribution shortly before December 31 in each year of any undistributed ordinary income or capital gains and expects to pay any other dividends and distributions necessary to avoid the application of this tax.

  The per share dividends on Class B and Class C shares of the Fund may be lower than the per share dividends on Class A and Class Y shares principally as a result of the distribution fee applicable with respect to Class B and
Class C shares. The per share dividends on Class A shares of the Fund may be lower than the per share dividends on Class Y shares principally as a result of the

SMITH BARNEY
Premium Total Return Fund

DIVIDENDS, DISTRIBUTIONS AND TAXES (CONTINUED)

service fee applicable to Class A shares. Distributions of capital gains, if any, will be in the same amount for Class A, Class B, Class
C and Class Y
shares.

 TAXES

  The Fund has qualified and intends to continue to qualify each year as a reg-ulated investment company under the Code. Dividends paid from net investment income and distributions of net realized short-term capital gains are taxable to shareholders as ordinary income, regardless of how long shareholders have held their Fund shares and whether such dividends and distributions are received in cash or reinvested in additional Fund shares. Distributions of net realized long-term capital gains will be taxable to shareholders as long-term capital gains, regardless of how long shareholders have held Fund shares and whether such distributions are received in cash or are reinvested in additional
Fund shares. Furthermore, as a general rule, a shareholder's gain or loss on a sale or redemption of Fund shares will be a long-term capital gain or loss if the shareholder has held the shares for more than one year and will be a short-term capital gain or loss if the shareholder has held the shares for one year or less. Some of the Fund's dividends declared from net investment income may qualify for the Federal dividends-received deduction for corporations.

  Statements as to the tax status of each shareholder's dividends and distribu-tions are mailed annually. Each shareholder also will receive, if appropriate, various written notices after the close of the Fund's prior taxable year as to the Federal income tax status of his or her dividends and distributions which were received from the Fund during the Fund's prior taxable year. Shareholders should consult their tax advisors about the status of the Fund's dividends and distributions for state and local tax liabilities.

PURCHASE OF SHARES


 GENERAL

  The Fund offers four Classes of shares. Class A shares are sold to investors with an initial sales charge and Class B and Class C shares are sold without an initial sales charge but are subject to a CDSC payable upon certain redemp-tions. Class Y shares are sold without an initial sales charge or CDSC, and are available only to investors investing a minimum of $5,000,000. See "Prospectus
Summary--Alternative Purchase Arrangements" for a discussion of factors to con-sider in selecting which Class of shares to purchase.

SMITH BARNEY
Premium Total Return Fund

PURCHASE OF SHARES (CONTINUED)


  Purchases of Fund shares must be made through a brokerage account maintained with Smith Barney, an Introducing Broker or an investment dealer in the selling group, except for investors purchasing shares of the Fund through a qualified retirement plan who may do so directly through TSSG. When purchasing shares of the Fund, investors must specify whether the purchase is for Class A, Class B,
Class C or Class Y shares. No maintenance fee will be charged by the Fund in connection with a brokerage account through which an investor purchases or holds shares.

  Investors in Class A, Class B and Class C shares may open an account by mak-ing an initial investment of at least $1,000 for each account, or $250 for an
IRA or a Self-Employed Retirement Plan in the Fund. Investors in Class Y shares may open an account by making an initial investment of $5,000,000. Subsequent investments of at least $50 may be made for all Classes. For participants in retirement plans qualified under Section 403(b)(7) or
Section 401(a) of the
Code, the minimum initial investment requirement for Class
A, Class B and Class
C shares and the subsequent investment requirement for all Classes in the Fund is $25. For the Fund's Systematic Investment Plan, the minimum initial invest-ment requirement for Class A, Class B and Class C shares and the subsequent investment requirement for all Classes is $50. There are no minimum investment requirements for Class A shares for employees of Travelers and its subsidiar-ies, including Smith Barney, Trustees of the Trust and their spouses and chil-dren. The Fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Shares purchased will be held in the shareholder's account by the Fund's transfer agent, TSSG. Share certificates are issued only upon a shareholder's written request to TSSG.

  Purchase orders received by the Fund or Smith Barney prior to the close of regular trading on the NYSE, on any day the Fund calculates its net asset val-ue, are priced according to the net asset value determined on that day. Orders received by dealers or Introducing Brokers prior to the close of regular trad-ing on the NYSE on any day the Fund calculates its net asset value, are priced according to the net asset value determined on that day, provided the order is received by the Fund or Smith Barney prior to Smith Barney's close of business
(the "trade date"). Payment for Fund shares is due on the third business day after the trade date.

SMITH BARNEY
Premium Total Return Fund

PURCHASE OF SHARES (CONTINUED)


 SYSTEMATIC INVESTMENT PLAN

  Shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic Investment Plan. Under the
Systematic Investment Plan, Smith Barney or TSSG is authorized through preau-thorized transfers of $50 or more to charge the regular bank account or other financial institution indicated by the shareholder on a monthly or quarterly basis to provide systematic additions to the shareholder's Fund account.
A shareholder who has insufficient funds to complete the transfer will be charged a fee of up to $25 by Smith Barney or TSSG. The Systematic Investment
Plan also authorizes Smith Barney to apply cash held in the shareholder's Smith
Barney brokerage account or redeem the shareholder's shares of a Smith Barney money market fund to make additions to the account. Additional information is available from the Fund or a Smith Barney Financial Consultant.

 INITIAL SALES CHARGE ALTERNATIVE--CLASS A SHARES

  The sales charges applicable to purchases of Class A shares of the Fund are as follows:

                                SALES CHARGE
                       ------------------------------
DEALERS'
       AMOUNT OF            % OF           % OF
REALLOWANCE AS %
      INVESTMENT       OFFERING PRICE AMOUNT INVESTED OF
OFFERING PRICE
------------------------------------------------------------
-----------
  Less than  $ 25,000       5.00%          5.26%
4.50%
  $ 25,000 - $ 49,999       4.00%          4.17%
3.60%
  $ 50,000 - $ 99,999       3.50%          3.63%
3.15%
  $100,000 - $249,999       3.00%          3.09%
2.70%
  $250,000 - $499,999       2.00%          2.04%
1.80%
  $500,000 and over          *               *
*
------------------------------------------------------------
-----------

* Purchases of Class A shares, which when combined with current holdings of
   Class A shares offered with a sales charge, equal or exceed $500,000 in the aggregate, will be made at net asset value without any initial sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase. The CDSC on Class A shares is payable to Smith Barney, which compensates Smith Barney Financial Consultants and other dealers whose clients make purchases of $500,000 or more. The CDSC is waived in the same circumstances in which the CDSC applicable to Class B and Class C shares is waived. See "Deferred Sales Charge Alternatives" and
"Waivers of CDSC."

  Members of the selling group may receive up to 90% of the sales charge and may be deemed to be underwriters of the Fund as defined in the Securities Act of 1933, as amended.

SMITH BARNEY
Premium Total Return Fund

PURCHASE OF SHARES (CONTINUED)


  The reduced sales charges shown above apply to the aggregate of purchases of
Class A shares of the Fund made at one time by "any person," which includes an individual, his or her spouse and children, or a trustee or other fiduciary of a single trust estate or single fiduciary account. The reduced sales charge minimums may also be met by aggregating the purchase with the net asset value of all Class A shares offered with a sales charge held in funds sponsored by
Smith Barney listed under "Exchange Privilege."

 INITIAL SALES CHARGE WAIVERS

  Purchases of Class A shares may be made at net asset value without a sales charge in the following circumstances: (a) sales of Class A shares to Trustees of the Trust, employees of Travelers and its subsidiaries and employees of members of the National Association of Securities Dealers, Inc., or the spouses and children of such persons (including the surviving spouse of a deceased Trustee or employee, and retired Trustees or employees), or sales to any trust, pension, profit-sharing or other benefit plan for such persons pro-vided such sales are made upon the assurance of the purchaser that the pur-chase is made for investment purposes and that the securities will not be re-sold except through redemption or repurchase; (b) offers of Class A shares to any other investment company in connection with the combination of such com-pany with the Fund by merger, acquisition of assets or otherwise; (c) pur-chases of Class A shares by any client of a newly employed Smith Barney Finan-cial Consultant (for a period up to 90 days from the commencement of the
Financial Consultant's employment with Smith Barney), on the condition the purchase of Class A shares is made with the proceeds of the redemption of shares of a mutual fund which (i) was sponsored by the Financial Consultant's prior employer, (ii) was sold to the client by the Financial Consultant and
(iii) was subject to a sales charge; (d) shareholders who have redeemed Class
A shares in the Fund (or Class A shares of another of the Smith Barney Mutual
Funds that are offered with a sales charge equal to or greater than the maxi-mum sales charge of the Fund) and who wish to reinvest their redemption pro-ceeds in the Fund, provided the reinvestment is made within 60 calendar days of the redemption; and (e) accounts managed by registered investment advisory subsidiaries of Travelers. In order to obtain such discounts, the purchaser must provide sufficient information at the time of purchase to permit verifi-cation that the purchase would qualify for the elimination of the sales charge.

SMITH BARNEY
Premium Total Return Fund

PURCHASE OF SHARES (CONTINUED)


 RIGHT OF ACCUMULATION

  Class A shares of the Fund may be purchased by "any person" (as defined above) at a reduced sales charge or at net asset value determined by aggregat-ing the dollar amount of the new purchase and the total net asset value of all
Class A shares of the Fund and of funds sponsored by Smith Barney which are offered with a sales charge listed under "Exchange Privilege" then held by such person and applying the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide sufficient informa-tion at the time of purchase to permit verification that the purchase quali-fies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares pur-chased thereafter.

 GROUP PURCHASES

  Upon completion of certain automated systems, a reduced sales charge or pur-chase at net asset value will also be available to employees (and partners) of the same employer purchasing as a group, provided each participant makes the minimum initial investment required. The sales charge applicable to purchases by each member of such a group will be determined by the table set forth above under "Initial Sales Charge Alternative--Class A Shares," and will be based upon the aggregate sales of Class A shares of certain Smith Barney Mutual
Funds offered with a sales charge to, and share holdings of, all members of the group. To be eligible for such reduced sales charges or to purchase at net asset value, all purchases must be pursuant to an employer- or partnership-sanctioned plan meeting certain requirements. One such requirement is that the plan must be open to specified partners or employees of the employer and its subsidiaries, if any. Such plan may, but is not required to, provide for pay-roll deductions, IRAs or investments pursuant to retirement plans under Sec-tions 401 or 408 of the Code. Smith Barney may also offer a reduced sales charge or net asset value purchase for aggregating related fiduciary accounts under such conditions that Smith Barney will realize economies of sales efforts and sales related expenses. An individual who is a member of a quali-fied group may also purchase Class A shares at the reduced sales charge appli-cable to the group as a whole. The sales charge is based upon the aggregate dollar value of Class A shares offered with a sales charge that have been pre-viously purchased and are still owned by the group, plus the amount of the current purchase. A "qualified group" is one which (a) has been in existence for more than six months, (b) has a purpose other than acquiring Fund shares at a discount and (c) satisfies uniform criteria which enable Smith Barney to realize economies of scale in its costs of distributing shares. A qualified group must have more than 10 mem-

SMITH BARNEY
Premium Total Return Fund

PURCHASE OF SHARES (CONTINUED)

bers, must be available to arrange for group meetings between representatives of the Fund and the members, and must agree to include sales and other materi-als related to the Fund in its publications and mailings to members at no cost to Smith Barney. In order to obtain such reduced sales charge or to purchase at net asset value, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. Approval of group purchase reduced sales charge plans is subject to the discretion of Smith Barney.

 LETTER OF INTENT

  Class A Shares. A Letter of Intent for amounts of $50,000 or more provides an opportunity for an investor to obtain a reduced sales charge by aggregating investments over a 13 month period, provided that the investor refers to such
Letter when placing orders. For purposes of a Letter of Intent, the "Amount of
Investment" as referred to in the preceding sales charge table includes pur-chases of all Class A shares of the Fund and other funds of the Smith Barney
Mutual Funds offered with a sales charge over the 13 month period based on the total amount of intended purchases plus the value of all Class A shares previ-ously purchased and still owned. An alternative is to compute the 13 month period starting up to 90 days before the date of execution of a Letter of
Intent. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. Please contact a Smith Barney Financial Consultant or TSSG to obtain a Letter of
Intent application.

  Class Y Shares. A Letter of Intent may also be used as a way for investors to meet the minimum investment requirement for Class Y shares. Such investors must make an initial minimum purchase of $1,000,000 in Class Y shares of the
Fund and agree to purchase a total of $5,000,000 of Class Y shares of the same
Fund within six months from the date of the Letter. If a total investment of
$5,000,000 is not made within the six month period, all Class Y shares pur-chased to date will be transferred to Class A shares, where they will be sub-ject to all fees (including a service fee of 0.25%) and expenses applicable to the Fund's Class A shares, which may include a CDSC of 1.00%. Please contact a
Smith Barney Financial Consultant or TSSG for further information.

SMITH BARNEY
Premium Total Return Fund

PURCHASE OF SHARES (CONTINUED)


 DEFERRED SALES CHARGE ALTERNATIVES

  "CDSC Shares" are sold at net asset value next determined without an initial sales charge so that the full amount of an investor's purchase payment may be immediately invested in the Fund. A CDSC, however, may be imposed on certain redemptions of these shares. "CDSC Shares" are: (a) Class B shares; (b) Class
C shares; and (c) Class A shares which when combined with Class A shares offered with a sales charge currently held by an investor equal or exceed
$500,000 in the aggregate.

  Any applicable CDSC will be assessed on an amount equal to the lesser of the original cost of the shares being redeemed or their net asset value at the time of redemption. CDSC Shares that are redeemed will not be subject to a
CDSC to the extent that the value of such shares represents:
(a) capital
appreciation of Fund assets; (b) reinvestment of dividends or capital gain distributions; (c) with respect to Class B shares, shares redeemed more than five years after their purchase; or (d) with respect to Class C shares and
Class A shares that are CDSC Shares, shares redeemed more than 12 months after their purchase.

  Class C shares and Class A shares that are CDSC Shares are subject to a
1.00% CDSC if redeemed within 12 months of purchase. In circumstances in which the CDSC is imposed on Class B shares, the amount of the charge will depend on the number of years since the shareholder made the purchase payment from which the amount is being redeemed. Solely for purposes of determining the number of years since a purchase payment, all purchase payments made during a month will be aggregated and deemed to have been made on the last day of the preceding
Smith Barney statement month. The following table sets forth the rates of the charge for redemptions of Class B shares by shareholders, except in the case of purchases by Participating Plans, as described below. See "Purchase of
Shares--Smith Barney 401(k) Program."

      YEAR SINCE PURCHASE
      PAYMENT WAS MADE      CDSC
---------------------------------
      First                 5.00%
      Second                4.00%
      Third                 3.00%
      Fourth                2.00%
      Fifth                 1.00%
      Sixth                 0.00%
      Seventh               0.00%
      Eighth                0.00%
---------------------------------

SMITH BARNEY
Premium Total Return Fund

PURCHASE OF SHARES (CONTINUED)

  Class B shares will convert automatically to Class A shares eight years after the date on which they were purchased and thereafter will no longer be subject to any distribution fees. There also will be converted at that time such pro-portion of Class B Dividend Shares owned by the shareholder as the total number of his or her Class B shares converting at the time bears to the total number of outstanding Class B shares (other than Class B Dividend Shares) owned by the shareholder. Shareholders who held Class B shares of Smith Barney Shearson
Short-Term World Income Fund (the "Short-Term World Income
Fund") on July 15,
1994 and who subsequently exchange those shares for Class B shares of the Fund will be offered the opportunity to exchange all such Class B shares for Class A shares of the Fund four years after the date on which those shares were deemed to have been purchased. Holders of such Class B shares will be notified of the pending exchange in writing approximately 30 days before the fourth anniversary of the purchase date and, unless the exchange has been rejected in writing, the exchange will occur on or about the fourth anniversary date. See "Prospectus
Summary--Alternative Purchase Arrangements Class B Shares
Conversion Feature."

  In determining the applicability of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing the reinvestment of dividends and capital gains distribu-tions and finally, of other shares held by the shareholder for the longest period of time. The length of time that CDSC Shares acquired through an exchange have been held will be calculated from the date that the shares exchanged were initially acquired in one of the other Smith Barney Mutual
Funds, and Fund shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gain distribution reinvestments in such other funds. For Federal income tax purposes, the amount of the CDSC will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any CDSC will be paid to Smith
Barney.

  To provide an example, assume an investor purchased 100 Class B shares at $10 per share for a cost of $1,000. Subsequently, the investor acquired 5 addi-tional shares through dividend reinvestment. During the fifteenth month after the purchase, the investor decided to redeem $500 of his or her investment.
Assuming at the time of the redemption the net asset value had appreciated to
$12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share). The CDSC would not be applied to the amount which represents appreciation ($200) and the value of the reinvested dividend shares ($60).
Therefore, $240 of the $500 redemption proceeds ($500 minus
$260) would be

SMITH BARNEY
Premium Total Return Fund

PURCHASE OF SHARES (CONTINUED)

charged at a rate of 4.00% (the applicable rate for Class B shares) for a total deferred sales charge of $9.60.

 WAIVERS OF CDSC

  The CDSC will be waived on: (a) exchanges (see "Exchange Privilege"); (b) au-tomatic cash withdrawals in amounts equal to or less than 1.00% per month of the value of the shareholder's shares at the time the withdrawal plan commences
(see "Automatic Cash Withdrawal Plan") (provided, however, that automatic cash withdrawals in amounts equal to or less than 2.00% per month of the value of the shareholder's shares will be permitted for withdrawal plans that were established prior to November 7, 1994); (c) redemptions of shares within 12 months following the death or disability of the shareholder;
(d) redemption of
shares made in connection with qualified distributions from retirement plans or
IRAs upon the attainment of age 59 1/2; (e) involuntary redemptions; and (f) redemptions of shares in connection with a combination of the Fund with any investment company by merger, acquisition of assets or otherwise. In addition, a shareholder who has redeemed shares from other of the Smith Barney Mutual
Funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any CDSC imposed on the prior redemption.

  CDSC waivers will be granted subject to confirmation (by
Smith Barney in the
case of shareholders who are also Smith Barney clients or by TSSG in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.

 SMITH BARNEY 401(K) PROGRAM

  Investors may be eligible to participate in the Smith
Barney 401(k) Program,
which is generally designed to assist plan sponsors in the creation and opera-tion of retirement plans under Section 401(a) of the Code.
To the extent appli-
cable, the same terms and conditions are offered to all Participating Plans in the Smith Barney 401(k) Program.

  The Fund offers to Participating Plans Class A, Class B, Class C and Class Y shares as investment alternatives under the Smith Barney 401(k) Program. Class
A, Class B and Class C shares acquired through the Smith Barney 401(k) Program are subject to the same service and/or distribution fees as, but different sales charge and CDSC schedules than, the Class A, Class B and Class C shares acquired by other investors. Similar to those available to other investors,

SMITH BARNEY
Premium Total Return Fund

PURCHASE OF SHARES (CONTINUED)

Class Y shares acquired through the Smith Barney 401(k) Program are not subject to any initial sales charge, CDSC or service or distribution fee. Once a Par-ticipating Plan has made an initial investment in the Fund, all of its subse-quent investments in the Fund must be in the same Class of shares, except as otherwise described below.

  Class A Shares. Class A shares of the Fund are offered without any initial sales charge to any Participating Plan that purchases from $500,000 to
$4,999,999 of Class A shares of one or more funds of the Smith Barney Mutual
Funds. Class A shares acquired through the Smith Barney
401(k) Program after
November 7, 1994 are subject to a CDSC of 1.00% of redemption proceeds, if the
Participating Plan terminates within four years of the date the Participating
Plan first enrolled in the Smith Barney 401(k) Program.

  Class B Shares. Class B shares of the Fund are offered to any Participating
Plan that purchases less than $250,000 of one or more funds of the Smith Barney
Mutual Funds. Class B shares acquired through the Smith
Barney 401(k) Program
are subject to a CDSC of 3.00% of redemption proceeds, if the Participating
Plan terminates within eight years of the date the Participating Plan first enrolled in the Smith Barney 401(k) Program.

  Eight years after the date the Participating Plan enrolled in the Smith Bar-ney 401(k) Program, it will be offered the opportunity to exchange all of its
Class B shares for Class A shares of the Fund. Such Plans will be notified of the pending exchange in writing approximately 60 days before the eighth anni-versary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once the exchange has occurred, a Participating Plan will not be eligible to acquire additional Class B shares of the Fund but instead may acquire Class A shares of the Fund. If the Participating Plan elects not to exchange all of its Class B shares at that time, each Class B share held by the Participating Plan will have the same conversion feature as Class B shares held by other investors. See
"Purchase of Shares--Deferred Sales Charge Alternatives."

  Class C Shares. Class C shares of the Fund are offered to any Participating
Plan that purchases from $250,000 to $499,999 of one or more funds of the Smith
Barney Mutual Funds. Class C shares acquired through the
Smith Barney 401(k)
Program after November 7, 1994 are subject to a CDSC of 1.00% of redemption proceeds, if the Participating Plan terminates within four years of the date the Participating Plan first enrolled in the Smith Barney 401(k) Program. Each year after the date a Participating Plan enrolled in the Smith Barney

SMITH BARNEY
Premium Total Return Fund

PURCHASE OF SHARES (CONTINUED)

401(k) Program, if its total Class C holdings equal at least
$500,000 as of the
calendar year-end, the Participating Plan will be offered the opportunity to exchange all of its Class C shares for Class A shares of the Fund. Such Plans will be notified in writing within 30 days after the last business day of the calendar year, and unless the exchange offer has been rejected in writing, the exchange will occur on or about the last business day of the following March.
Once the exchange has occurred, a Participating Plan will not be eligible to acquire Class C shares of the Fund but instead may acquire Class A shares of the Fund. Class C shares not converted will continue to be subject to the dis-tribution fee.

  Class Y Shares. Class Y shares of the Fund are offered without any service or distribution fees, sales charge or CDSC to any Participating
Plan that pur-
chases $5,000,000 or more of Class Y shares of one or more funds of the
Smith Barney Mutual Funds.

  No CDSC is imposed on redemptions of CDSC Shares to the extent that the net asset value of the shares redeemed does not exceed the current net asset value of the shares purchased through reinvestment of dividends or capital gain dis-tributions, plus (a) with respect to Class A and Class C shares, the current net asset value of such shares purchased more than one year prior to redemption and, with respect to Class B shares, the current net asset value of Class B shares purchased more than eight years prior to the redemption, plus (b) with respect to Class A and Class C shares, increases in the net asset value of the shareholder's Class A or Class C shares above the purchase payments made during the preceding year and, with respect to Class B shares, increases in the net asset value of the shareholder's Class B shares above the purchase payments made during the preceding eight years. Whether or not the CDSC applies to a
Participating Plan depends on the number of years since the Participating Plan first became enrolled in the Smith Barney 401(k) Program, unlike the applica-bility of the CDSC to other shareholders, which depends on the number of years since those shareholders made the purchase payment from which the amount is being redeemed.

  The CDSC will be waived on redemptions of CDSC Shares in connection with lump-sum or other distributions made by a Participating Plan as a result of:
(a) the retirement of an employee in the Participating Plan;
(b) the termina-
tion of employment of an employee in the Participating Plan;
(c) the death or
disability of an employee in the Participating Plan; (d) the attainment of age
59 1/2 by an employee in the Participating Plan; (e) hardship of an employee in the Participating Plan to the extent permitted under Section 401(k) of the
Code;

SMITH BARNEY
Premium Total Return Fund

PURCHASE OF SHARES (CONTINUED)

or (f) redemptions of shares in connection with a loan made by the Participat-ing Plan to an employee.

  Participating Plans wishing to acquire shares of the Fund through the
Smith Barney 401(k) Program must purchase such shares directly from TSSG. For further information regarding the Smith Barney 401(k)
Program, investors should
contact a Smith Barney Financial Consultant.

EXCHANGE PRIVILEGE


  Except as otherwise noted below, shares of each Class may be exchanged at the net asset value next determined for shares of the same Class in the following funds of the Smith Barney Mutual Funds, to the extent shares are offered for sale in the shareholder's state of residence. Exchanges of Class A, Class B and
Class C shares are subject to minimum investment requirements and all shares are subject to the other requirements of the fund into which exchanges are made and a sales charge differential may apply.

 FUND NAME

  Growth Funds
    Smith Barney Aggressive Growth Fund Inc.
    Smith Barney Appreciation Fund Inc.
    Smith Barney Fundamental Value Fund Inc.
    Smith Barney Growth Opportunity Fund
    Smith Barney Managed Growth Fund
    Smith Barney Special Equities Fund
    Smith Barney Telecommunications Growth Fund

  Growth and Income Funds
    Smith Barney Convertible Fund
    Smith Barney Funds, Inc.--Income and Growth Portfolio
    Smith Barney Growth and Income Fund
    Smith Barney Strategic Investors Fund
    Smith Barney Utilities Fund

  Taxable Fixed-Income Funds
    **Smith Barney Adjustable Rate Government Income Fund
    Smith Barney Diversified Strategic Income Fund
     *Smith Barney Funds, Inc.--Income Return Account
Portfolio

SMITH BARNEY
Premium Total Return Fund

EXCHANGE PRIVILEGE (CONTINUED)

  +++Smith Barney Funds, Inc.--Short-Term U.S. Treasury
Securities Portfolio
    Smith Barney Funds, Inc.--U.S. Government Securities
Portfolio
    Smith Barney Government Securities Fund
    Smith Barney High Income Fund
    Smith Barney Investment Grade Bond Fund
    Smith Barney Managed Governments Fund Inc.

  Tax-Exempt Funds
    Smith Barney Arizona Municipals Fund Inc.
    Smith Barney California Municipals Fund Inc.
     *Smith Barney Intermediate Maturity California
Municipals Fund
     *Smith Barney Intermediate Maturity New York Municipals
Fund
    Smith Barney Managed Municipals Fund Inc.
    Smith Barney Massachusetts Municipals Fund
     *Smith Barney Muni Funds--California Limited Term
Portfolio
     *Smith Barney Muni Funds--Florida Limited Term
Portfolio
    Smith Barney Muni Funds--Florida Portfolio
    Smith Barney Muni Funds--Georgia Portfolio
     *Smith Barney Muni Funds--Limited Term Portfolio
    Smith Barney Muni Funds--New York Portfolio
    Smith Barney Muni Funds--Ohio Portfolio
    Smith Barney Muni Funds--Pennsylvania Portfolio
    Smith Barney New Jersey Municipals Fund Inc.
    Smith Barney Oregon Municipals Fund
    Smith Barney Tax-Exempt Income Fund

  International Funds
    Smith Barney Precious Metals and Minerals Fund Inc.
    Smith Barney World Funds, Inc.--Emerging Markets
Portfolio
    Smith Barney World Funds, Inc.--European Portfolio
    Smith Barney World Funds, Inc.--Global Government Bond
Portfolio
    Smith Barney World Funds, Inc.--International Balanced
Portfolio
    Smith Barney World Funds, Inc.--International Equity
Portfolio
    Smith Barney World Funds, Inc.--Pacific Portfolio

  Money Market Funds
     +Smith Barney Exchange Reserve Fund
    ++Smith Barney Money Funds, Inc.--Cash Portfolio
    ++Smith Barney Money Funds, Inc.--Government Portfolio
    ***Smith Barney Money Funds, Inc.--Retirement Portfolio

SMITH BARNEY
Premium Total Return Fund

EXCHANGE PRIVILEGE (CONTINUED)

    Smith Barney Municipal Money Market Fund, Inc.
    Smith Barney Muni Funds--California Money Market
Portfolio
    Smith Barney Muni Funds--New York Money Market Portfolio
------------------------------------------------------------
-------------------
  * Available for exchange with Class A, Class C and Class Y shares of the
    Fund.
 ** Available for exchange with Class A, Class B and Class Y shares of the
    Fund. In addition, shareholders who own Class C shares of the Fund through the Smith Barney 401(k) Program may exchange those shares for Class C shares of this fund.
*** Available for exchange with Class A shares of the Fund.
  + Available for exchange with Class B and Class C shares of the Fund.
 ++ Available for exchange with Class A and Class Y shares of the Fund. In addition, shareholders who own Class C shares of the Fund through the
    Smith Barney 401(k) Program may exchange those shares for Class C shares of this fund.
+++ Available for exchange with Class A and Class Y shares of the Fund.

  Class A Exchanges. Class A shares of Smith Barney Mutual Funds sold without a sales charge or with a maximum sales charge of less than the maximum charged by other Smith Barney Mutual Funds will be subject to the appropriate "sales charge differential" upon the exchange of such shares for Class A shares of a fund sold with a higher sales charge. The "sales charge differential" is lim-ited to a percentage rate no greater than the excess of the sales charge rate applicable to purchases of shares of the mutual fund being acquired in the exchange over the sales charge rate(s) actually paid on the mutual fund shares relinquished in the exchange and on any predecessor of those shares. For pur-poses of the exchange privilege, shares obtained through automatic reinvest-ment of dividends and capital gains distributions are treated as having paid the same sales charges applicable to the shares on which the dividends or dis-tributions were paid; however, except in the case of the Smith Barney 401(k)
Program, if no sales charge was imposed upon the initial purchase of the shares, any shares obtained through automatic reinvestment will be subject to a sales charge differential upon exchange.

  Class B Exchanges. In the event a Class B shareholder (unless such share-holder was a Class B shareholder of the Short-Term World Income Fund on July
15, 1994) wishes to exchange all or a portion of his or her shares in any of the funds imposing a higher CDSC than that imposed by the Fund, the exchanged
Class B shares will be subject to the higher applicable CDSC. Upon an exchange, the new Class B shares will be deemed to have been purchased on the same date as the Class B shares of the Fund that have been exchanged.

  Class C Exchanges. Upon an exchange, the new Class C shares will be deemed to have been purchased on the same date as the Class C shares of the Fund that have been exchanged.

SMITH BARNEY
Premium Total Return Fund

EXCHANGE PRIVILEGE (CONTINUED)

  Class Y Exchanges. Class Y shareholders of the Fund who wish to exchange all or a portion of their Class Y shares for Class Y shares in any of the funds identified above may do so without imposition of any charge.

  Additional Information Regarding the Exchange Privilege.
Although the
exchange privilege is an important benefit, excessive exchange transactions can be detrimental to the Fund's performance and its shareholders. Strategy
Advisers may determine that a pattern of frequent exchanges is excessive and contrary to the best interests of the Fund's other shareholders. In this event, Strategy Advisers will notify Smith Barney that the Fund may, at its discretion, decide to limit additional purchases and/or exchanges by a share-holder. Upon such a determination, the Fund will provide notice in writing or by telephone to the shareholder at least 15 days prior to suspending the exchange privilege and during the 15-day period the shareholder will be required to (a) redeem his or her shares in the Fund or (b) remain invested in the Fund or exchange into any of the funds of the Smith
Barney Mutual Funds
ordinarily available, which position the shareholder would be expected to maintain for a significant period of time. All relevant factors will be con-sidered in determining what constitutes an abusive pattern of exchanges.

  Certain shareholders may be able to exchange shares by telephone. See "Re-demption of Shares--Telephone Redemption and Exchange Program." Exchanges will be processed at the net asset value next determined, plus any applicable sales charge differential. Redemption procedures discussed below are also applicable for exchanging shares, and exchanges will be made upon receipt of all support-ing documents in proper form. If the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged, no signature guarantee is required. A capital gain or loss for tax purposes will be realized upon the exchange, depending upon the cost or other basis of shares redeemed. Before exchanging shares, investors should read the current prospectus describing the shares to be acquired. The Fund reserves the right to modify or discontinue exchange privileges upon 60 days' prior notice to shareholders.

REDEMPTION OF SHARES


  The Fund is required to redeem the shares of the Fund tendered to it, as described below, at a redemption price equal to their net asset value per share next determined after receipt of a written request in proper form at no charge other than any applicable CDSC. Redemption requests received after the close

SMITH BARNEY
Premium Total Return Fund

REDEMPTION OF SHARES (CONTINUED)

of regular trading on the NYSE are priced at the net asset value next deter-mined.

  If a shareholder holds shares in more than one Class, any request for redemption must specify the Class being redeemed. In the event of a failure to specify which Class, or if the investor owns fewer shares of the Class than specified, the redemption request will be delayed until the Fund's transfer agent receives further instructions from Smith Barney, or if the shareholder's account is not with Smith Barney, from the shareholder directly. The redemp-tion proceeds will be remitted on or before the third day following receipt of proper tender, except on any days on which the NYSE is closed or as permitted under the Investment Company Act of 1940 (the "1940 Act") in extraordinary circumstances. Generally, if the redemption proceeds are remitted to a Smith
Barney brokerage account, these funds will not be invested for the sharehold-er's benefit without specific instruction and Smith Barney will benefit from the use of temporarily uninvested funds. Redemption proceeds for shares pur-chased by check, other than a certified or official bank check, will be remit-ted upon clearance of the check, which may take up to ten days or more.

  Shares held by Smith Barney as custodian must be redeemed by submitting a written request to a Smith Barney Financial Consultant.
Shares other than
those held by Smith Barney as custodian may be redeemed through an investor's
Financial Consultant, Introducing Broker or dealer in the selling group or by submitting a written request for redemption to:

     Smith Barney Premium Total Return Fund
     Class A, B, C or Y (please specify)
     c/o The Shareholder Services Group, Inc.
     P.O. Box 9134
     Boston, Massachusetts 02205-9134

  A written redemption request must (a) state the Class and number or dollar amount of shares to be redeemed, (b) identify the shareholder's account number and (c) be signed by each registered owner exactly as the shares are regis-tered. If the shares to be redeemed were issued in certificate form, the cer-tificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to TSSG together with the redemption request. Any signature appearing on a redemption request, share certificate or stock power must be guaranteed by an eligible guarantor institution such as a domestic bank, savings and loan institution, domestic credit union, member bank of the Federal Reserve System or member firm of a national securities exchange. TSSG may

SMITH BARNEY
Premium Total Return Fund

REDEMPTION OF SHARES (CONTINUED)

require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians. A redemption request will not be deemed properly received until TSSG receives all required documents in proper form.

  Any signature appearing on a written redemption request of $2,000 or greater must be guaranteed by an eligible guarantor institution such as a domestic bank, savings and loan institution, domestic credit union, member bank of the
Federal Reserve System or member firm of a national securities. Written redemp-tion requests of $2,000 or less do not require a signature guarantee unless more than one such redemption request is made in any 10-day period. Redemption proceeds will be mailed to an investor's address of record.

 AUTOMATIC CASH WITHDRAWAL PLAN

  The Fund offers shareholders an automatic cash withdrawal plan, under which shareholders who own shares with a value of at least $10,000 may elect to receive cash payments of at least $50 monthly or quarterly. Retirement plan accounts are eligible for automatic cash withdrawal plans only where the share-holder is eligible to receive qualified distributions and has an account value of at least $5,000. The withdrawal plan will be carried over on exchanges between funds or Classes of the Fund. Any applicable CDSC will not be waived on amounts withdrawn by a shareholder that exceed 1.00% per month of the value of the shareholder's shares subject to the CDSC at the time the withdrawal plan commences. For further information regarding the automatic cash withdrawal plan, shareholders should contact a Smith Barney Financial Consultant.

 TELEPHONE REDEMPTION AND EXCHANGE PROGRAM

  Shareholders who do not have a Smith Barney brokerage account may be eligible to redeem and exchange Fund shares by telephone. To determine if a shareholder is entitled to participate in this program, he or she should contact TSSG at 1-
800-451-2010. Once eligibility is confirmed, the shareholder must complete and return a Telephone Authorization Form that will be provided by TSSG upon request. (Alternatively, an investor may authorize telephone redemptions on the new account application when making his/her initial investment in the Fund.)

  Redemptions. Redemption requests of up to $10,000 may be made by eligible shareholders by calling TSSG at 1-800-451-2010. Such requests may be

SMITH BARNEY
Premium Total Return Fund

REDEMPTION OF SHARES (CONTINUED)

made between 9:00 a.m. and 4:00 p.m. (New York City time) on any day the NYSE is open. Redemptions of shares (i) by retirement plans or
(ii) for which cer-
tificates have been issued are not permitted under this program.

  A shareholder will have the option of having the redemption proceeds mailed to his/her address of record or wired to a bank account predesignated by the shareholder. Generally, redemption proceeds will be mailed or wired, as the case may be, on the next business day following the redemption request. In order to use the wire procedures, the bank receiving the proceeds must be a member of the Federal Reserve System or have a correspondent with a member bank. The Fund reserves the right to charge shareholders a nominal fee for each wire redemption. Such charges, if any, will be assessed against the sharehold-er's account from which shares were redeemed. In order to change the bank account designated to receive redemption proceeds, a shareholder must complete a new Telephone Authorization Form and, for the protection of the shareholder's assets, will be required to provide a signature guarantee and certain other documentation.

  Exchanges. Eligible shareholders may make exchanges by telephone if the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged. Such exchange requests may be made by calling TSSG at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m.
(New York City time) on any day on which the NYSE is open.

  Additional Information regarding Telephone Redemption and
Exchange
Program. The Fund will not be liable for following instructions communicated by telephone that it reasonably believes to be genuine. The
Fund will employ pro-
cedures designed to verify the identity of the caller and legitimacy of instructions (for example, the Fund will require the shareholder's name and account number and may record calls). The Fund reserves the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time following at least seven (7) days prior notice to shareholders.

SMITH BARNEY
Premium Total Return Fund

MINIMUM ACCOUNT SIZE

  The Fund reserves the right to involuntarily liquidate any shareholder's account in the Fund if the aggregate net asset value of the shares held in the
Fund account is less than $500. (If a shareholder has more than one account in this Fund, each account must satisfy the minimum account size.) The Fund, how-ever, will not redeem shares based solely on market reductions in net asset value. Before the Fund exercises such right, shareholders will receive written notice and will be permitted 60 days to bring accounts up to the minimum to avoid automatic redemption.

PERFORMANCE


 TOTAL RETURN

  From time to time the Fund may include its total return, average annual total return and current dividend return in advertisements and/or other types of sales literature. These figures are computed separately for Class A, Class B,
Class C and Class Y shares of the Fund. These figures are based on historical earnings and are not intended to indicate future performance. Total return is computed for a specified period of time assuming deduction of the maximum sales charge, if any, from the initial amount invested and reinvestment of all income dividends and capital gain distributions on the reinvestment dates at prices calculated as stated in this Prospectus, then dividing the value of the invest-ment at the end of the period so calculated by the initial amount invested and subtracting 100%. The standard average annual total return, as prescribed by the SEC, is derived from this total return, which provides the ending redeem-able value. Such standard total return information may also be accompanied with nonstandard total return information for differing periods computed in the same manner but without annualizing the total return or taking sales charges into account. The Fund calculates current dividend return for each Class by annualizing the most recent monthly distribution and dividing by the net asset value or the maximum public offering price (including sales charge) on the last day of the period for which current dividend return is presented. The current dividend return for each Class may vary from time to time depending on market conditions, the composition of its investment portfolio and operating expenses.
These factors and possible differences in the methods used in calculating cur-rent dividend return should be considered when comparing a Class' current return to yields published for other investment companies and other investment vehicles. The Fund may also include comparative performance information in advertising or marketing its shares. Such performance information may include data from Lipper Analytical Services, Inc. and other financial publications.

SMITH BARNEY
Premium Total Return Fund

MANAGEMENT OF THE TRUST AND THE FUND

 BOARD OF TRUSTEES

  Overall responsibility for management and supervision of the Fund rests with the Trust's Board of Trustees. The Trustees approve all significant agreements between the Trust and the companies that furnish services to the Trust and the
Fund, including agreements with the Fund's distributor, investment adviser, sub-investment adviser, administrator, custodian and transfer agent. The day-to-day operations of the Fund are delegated to the Fund's investment adviser, sub-investment adviser and administrator. The Statement of Additional Informa-tion contains background information regarding each Trustee and executive offi-cer of the Trust.

 INVESTMENT ADVISER--STRATEGY ADVISERS

  Strategy Advisers, located at 388 Greenwich Street, New York, New York 10013, serves as the Fund's investment adviser. Strategy Advisers has been in the investment counseling business since 1968 and is a wholly owned subsidiary of
SBMFM. SBMFM is a registered investment adviser whose principal executive offices are located at 388 Greenwich Street, New York, New York 10013. Strategy
Advisers renders investment advice to investment companies that had aggregate assets under management as of September 30, 1994 in excess of $3 billion. For advisory services rendered to the Fund, under an Advisory Agreement dated
August 31, 1995, the Fund pays Strategy Advisers a fee at the annual rate of
0.55% of the value of the Fund's average daily net assets. From its fee, Strat-egy Advisers pays Boston Partners a fee of 0.10% of the value of the Fund's average daily net assets, for its services as sub-investment adviser.

 ADMINISTRATOR--SBMFM

  SBMFM serves as the Fund's administrator and generally assists in all aspects of the Fund's administration and operation. SBMFM provides investment manage-ment and administration services to investment companies that had aggregate assets under management as of [August 31], 1995 in excess of $60 billion.

  As the Fund's administrator, SBMFM oversees all aspects of the Fund's admin-istration and operations. Pursuant to an administration agreement with the
Fund, SBMFM is paid a fee at the annual rate of 0.20% of the Fund's average daily net assets.

SMITH BARNEY
Premium Total Return Fund

MANAGEMENT OF THE TRUST AND THE FUND (CONTINUED)


 SUB-INVESTMENT ADVISER--BOSTON PARTNERS ASSET MANAGEMENT,
L.P.

  Boston Partners, located at One Financial Center, Boston,
Massachusetts
02111, serves as the Fund's sub-investment adviser. Boston
Partners provides
investment management and investment advisory services to investment companies that had aggregate total assets under management as of [August 31], 1995, in excess of $1.6 billion.

  Subject to the supervision and direction of the Trust's
Board of Trustees,
Strategy Advisers and Boston Partners manage the Fund's portfolio in accor-dance with the Fund's investment objective and policies, make investment deci-sions for the Fund, place orders to purchase and sell securities and employ professional portfolio managers and securities analysts who provide research services to the Fund.

 PORTFOLIO MANAGEMENT

  Harry Rosenbluth, Equity Portfolio Manager of Boston
Partners, has served as
Portfolio Manager of the Fund since August 16, 1995 and manages the day-to-day operations of the Fund, including the oversight of all investment decisions.
Mr. Rosenbluth previously served as Investment Administrator of the Fund from
1992 until [April, 1995], while he was a Senior Vice
President of The Boston
Company Asset Management, Inc. Mr. Rosenbluth has managed investment portfo-lios since 1986.

  Management's discussion and analysis and additional performance information regarding the Fund during the fiscal year ended July 31, 1995 is included in the Annual Report dated July 31, 1995. A copy of the Annual
Report may be
obtained upon request without charge from a Smith Barney
Financial Consultant
or by writing or calling the Fund at the address or phone number listed on page one of this Prospectus.

DISTRIBUTOR


  Smith Barney is located at 388 Greenwich Street, New York,
New York 10013.
Smith Barney distributes shares of the Fund as principal underwriter and as such conducts a continuous offering pursuant to a "best efforts" arrangement requiring Smith Barney to take and pay for only such securities as may be sold to the public. Pursuant to a plan of distribution adopted by the Fund under
Rule 12b-1 under the 1940 Act (the "Plan"), Smith Barney is paid a serv-

SMITH BARNEY
Premium Total Return Fund

DISTRIBUTOR (CONTINUED)

ice fee with respect to Class A, Class B and Class C shares of the Fund at the annual rate of 0.25% of the average daily net assets of the respective Class.
Smith Barney is also paid a distribution fee with respect to Class B and Class
C shares at the annual rate of 0.50% and 0.45% of the average daily net assets attributable to each of those Classes, respectively. Class B shares that auto-matically convert to Class A shares eight years after the date of original purchase will no longer be subject to a distribution fee. The fees are used by
Smith Barney to pay its Financial Consultants for servicing shareholder accounts and, in the case of Class B and Class C shares, to cover expenses primarily intended to result in the sale of those shares. These expenses include: advertising expenses; the cost of printing and mailing prospectuses to potential investors; payments to and expenses of Smith Barney Financial
Consultants and other persons who provide support services in connection with the distribution of shares; interest and/or carrying charges; and indirect and overhead costs of Smith Barney associated with the sale of Fund shares, including lease, utility, communications and sales promotion expenses.

  The payments to Smith Barney Financial Consultants for selling shares of a
Class include, a commission or fee paid by the investor or Smith Barney at the time of sale and, with respect to Class A, Class B and Class C shares, a con-tinuing fee for servicing shareholder accounts for as long as a shareholder remains a holder of that Class. Smith Barney Financial Consultants may receive different levels of compensation for selling different Classes of shares.

  Payments under the Plan are not tied exclusively to the distribution and shareholder service expenses with respect to Class B and Class C shares actu-ally incurred by Smith Barney and the payments may exceed distribution expenses actually incurred. The Trust's Board of Trustees will evaluate the appropriateness of the Plan and its payment terms on a continuing basis and in so doing will consider all relevant factors, including expenses borne by Smith
Barney, amounts received under the Plan and proceeds of the CDSC.

ADDITIONAL INFORMATION


  The Trust was organized on March 12, 1985, under the laws of the Common-wealth of Massachusetts and is an entity commonly known as a "Massachusetts business trust." The Trust offers shares of beneficial interest currently classified into four Classes--A, B, C and Y. Each Class of shares represents identical interests in the Fund's investment portfolio. As a result, the Clas-ses have the same rights, privileges and preferences, except with respect to:
(a) the designation of

SMITH BARNEY
Premium Total Return Fund

ADDITIONAL INFORMATION (CONTINUED)

each Class; (b) the effect of the respective sales charges, if any, for each
Class; (c) the distribution and/or service fees if any, borne by each Class pursuant to the plan; (d) the expenses allocable exclusively to each Class;
(e) voting rights on matters exclusively affecting a single Class; (f) the exchange privilege of each Class; and (g) the conversion feature of the Class
B shares. The Trust's Board of Trustees does not anticipate that there will be any conflicts among the interests of the holders of the different Classes of shares of the Fund. The Trustees, on an ongoing basis, will consider whether any such conflict exists and, if so, take appropriate action.

  When matters are submitted for shareholder vote, shareholders of each Class of each fund will have one vote for each full share owned and a proportionate, fractional vote for any fractional share held of that Class. Generally, shares of the Trust vote by individual fund on all matters except
(a) matters affect-
ing only the interest of one or more of the funds, in which case only shares of the affected fund or funds would be entitled to vote, or
(b) when the 1940
Act requires that shares of the funds be voted in the aggregate. Similarly, shares of the Fund will be voted generally on a Fund-wide basis except on mat-ters affecting the interests of one Class of shares.

  Normally, there will be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the
Trustees holding office have been elected by shareholders. Shareholders of record of no less than two-thirds of the outstanding shares of the Trust may remove a Trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. The Trustees will call a meet-ing for any purpose upon written request of shareholders holding at least 10% of the Fund's outstanding shares and the Trust will assist shareholders in calling such a meeting as required by the 1940 Act.

  PNC Bank, located at 17th and Chestnut Streets,
Philadelphia, PA 19103,
serves as custodian of the Trust's investments.

  TSSG is located at Exchange Place, Boston, Massachusetts
02109, and serves
as the Fund's transfer agent.

  The Fund sends its shareholders a semi-annual report and an audited annual report, each of which includes a listing of the investment securities held by the Fund at the end of the reporting period. In an effort to reduce the print-ing and mailing costs, the Trust plans to consolidate the mailing of the
Fund's semi-annual and annual reports by household. This consolidation means that a house-

SMITH BARNEY
Premium Total Return Fund

ADDITIONAL INFORMATION (CONTINUED)

hold having multiple accounts with the identical address of record will receive a single copy of each report. In addition, the Trust also plans to consolidate the mailing of the Fund's Prospectus so that a shareholder having multiple accounts (that is, individual, IRA and/or Self-Employed Retirement
Plan accounts) will receive a single Prospectus annually. Shareholders who do not want this consolidation to apply to their accounts should contact their
Smith Barney Financial Consultants or TSSG.

                            ----------------------

  Shareholders may seek information regarding the Funds from their
Smith Barney Financial Consultant.

  No person has been authorized to give any information or to make any repre-sentations in connection with this offering other than those contained in this
Prospectus and, if given or made, such other information or representations must not be relied upon as having been authorized by the Trust or the distrib-utor. This Prospectus does not constitute an offer by the Trust or the dis-tributor to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer or solicitation in such jurisdiction.

SMITH BARNEY

------------

                                                     A
Member of Travelers Group





SMITH BARNEY

PREMIUM TOTAL

RETURN FUND


388 Greenwich Street
                                                        New
York, New York 10013


FUND 17,178,247

FD XXXX XX


Smith Barney
INCOME FUNDS

388 Greenwich Street
New York, New York 10013
(212) 723-9218

            Statement       of       Additional
Information
November 28, 1995


      This Statement of Additional Information expands upon and supplements the information contained in the current Prospectuses of Smith Barney Income Funds (the "Trust"), relating to seven investment funds offered by the Trust (the "Funds"), each dated
November 28, 1995, as amended or supplemented from time to time, and should be read in conjunction with the Prospectuses. The
Prospectuses  may  be  obtained from any Smith  Barney
Financial
Consultant or by writing or calling the Trust at the address or telephone number set forth above. This Statement of Additional
Information, although not in itself a prospectus, is incorporated by reference into the Prospectuses in its entirety.

CONTENTS

For ease of reference, the same section headings are used in both the Prospectuses and this Statement of Additional
Information,
except where shown below:

Management        of        the       Trust        and
the
Funds.......................................................
 .....
 ..........
Investment           Objectives          and
Management
Policies....................................................
 .....
 ...
Purchase
of
Shares......................................................
 .....
 ......................................
Redemption
of
Shares......................................................
 .....
 .................................
Distributor.................................................
 .....
 ....................................................
Valuation
of
Shares......................................................
 .....
 ......................................
Exchange
Privilege...................................................
 .....
 .......................................
Performance      Data      (See     in      the
Prospectuses
"Performance")..............................................
 ...
Taxes  (See  in  the  Prospectuses "Dividends, Distributions
and
Taxes")....................................
Additional
Information.................................................
 .....
 .......................................
Financial
Statement...................................................
 .....
 .........................................
Appendix....................................................
 .....
 .................................................A-1
MANAGEMENT OF THE TRUST AND THE FUND

The executive officers of the Trust are employees of certain of the organizations that provide services to the Trust.
These
organizations are the following:

Name                               Service

Smith Barney Inc.
 ("Smith Barney")                       Distributor

Smith Barney Mutual Funds Management Inc.
 ("SBMFM")
                                   Investment   adviser
                                   to Convertible, High
                                   Income,  Diversified
                                   Strategic    Income,
                                   Tax-Exempt   Income,
                                   Utilities        and
                                   Exchange     Reserve
                                   Funds

Smith Barney Strategy Advisers Inc.
 ("Strategy Advisers")
                                   Investment   adviser
                                   to   Premium   Total
                                   Return Fund

Smith Barney Global Capital Management Inc.
 ("Global Capital Management")                Sub-investment
                                   adviser   to  Diversified
                                   Strategic Income Fund

SBMFM
                                   Administrator

Boston Partners Asset Management, L.P.
  ("Boston Partners")
                                   Sub-investment
                                   adviser  to  Premium
                                   Total Return Fund

PNC Bank, National Association
  ("PNC Bank")
Custodian

The Shareholder Services Group, Inc.
 ("TSSG"), a subsidiary of First Data
 Corporation
                                   Transfer Agent

      These organizations and the functions they perform for the
Trust are discussed in the Prospectuses and in this Statement of
Additional Information.

Trustees and Executive Officers of the Trust

The Trustees and executive officers of the Trust, together with information as to their principal business occupations during the past five years, are shown below. The executive officers of the
Trust are employees of organizations that provide services to the
Funds. Each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, as amended (the
"1940 Act"), is indicated by an asterisk.

Lee Abraham, Trustee (Age 67). Retired; formerly Chairman and
Chief  Executive Officer of Associated Merchandising
Corporation,
a  major  retail  merchandising and  sourcing  organization.
His
address is 35 Old Forge Road, Wilton, Connecticut 06897.

Antoinette C. Bentley, Trustee (Age 57). Retired; formerly
Senior
Vice President and Associate General Counsel of Crum and
Forster,
Inc.,  an  insurance holding company. Her address  is  24
Fowler
Road, Far Hills, New Jersey 07931.

Allan  J. Bloostein, Trustee (Age 65). Consultant; formerly
Vice
Chairman  of  the Board of and Consultant to The  May
Department
Stores Company; Director of Crystal Brands, Inc., Melville
Corp.
and  R.G.  Barry  Corp. His address is 27 West 67th  Street,
New
York, New York 10023.

Richard  E. Hanson, Jr., Trustee (Age 53). Headmaster,  The
Peck
School,  Morristown,  NJ;  prior to  July  1,  1994,
Headmaster,
Lawrence Country Day School-Woodmere Academy, Woodmere, New
York;
prior to July 1, 1990, Headmaster of Woodmere Academy. His address is 247 South Street, Morristown, New Jersey 07960.

*Heath  B. McLendon, Chairman of the Board and Investment
Officer
(Age 61). Managing Director of Smith Barney and Chairman of the
Board of Smith Barney Strategy Advisers Inc.; prior to July
1993,
Senior Executive Vice President of Shearson Lehman Brothers
Inc.
("Shearson  Lehman  Brothers"), Vice Chairman of  Shearson
Asset
Management;  a  Director of PanAgora Asset Management,  Inc.
and
PanAgora  Asset Management Limited. His address is 388
Greenwich
Street, New York, New York 10013.

Madelon DeVoe Talley, Trustee (Age 62). Author; Governor at
Large
of  the  National  Association of Securities  Dealers,  Inc.
Her
address is 876 Park Avenue, New York, New York 10021.

Jessica  Bibliowicz, President (Age 35). Executive Vice
President
of  Smith  Barney; Prior to 1994, Director of Sales and
Marketing
for Prudential Mutual Funds; prior to 1990, First Vice
President,
Asset  Management  Division  of  Shearson  Lehman  Brothers.
Ms.
Bibliowicz also serves as President of 26 other mutual
funds  of
the  Smith  Barney  Mutual Funds. Her address  is  388
Greenwich
Street, New York, New York 10013.

John  C. Bianchi, Vice President and Investment Officer (Age
--).
Managing  Director of Smith Barney; prior to July 1993,
Managing
Director  of  Shearson  Lehman  Advisors.  His  address  is
388
Greenwich Street, New York, New York 10013.

James E. Conroy, Vice President and Investment Officer (Age
--).
Managing  Director of Smith Barney; prior to July 1993,
Managing
Director  of  Shearson  Lehman  Advisors.  His  address  is
388
Greenwich Street, New York, New York 10013.

Victor  S.  Filatov,  Investment Officer (Age --).
International
Strategist and President of Global Capital Management;
prior  to
November  1993,  Business Coordinator and Head of European
Fixed
Income Research of J.P. Morgan Securities Inc. His address
is  10
Piccadilly, London, W1V 9LA, England.

Jack  S. Levande, Vice President and Investment Officer (Age
--).
Managing  Director of Smith Barney; prior to July 1993,
Managing
Director  of  Shearson  Lehman  Advisors.  His  address  is
388
Greenwich Street, New York, New York 10013.
Lawrence T. McDermott, Vice President and Investment Officer
(Age
--).  Managing  Director of Smith Barney;  prior  to  July
1993,
Managing Director of Shearson Lehman Advisors. His address is 388
Greenwich Street, New York, New York 10013.

George  E.  Mueller, Jr., Investment Officer (Age  54).
Managing
Director  of Smith Barney; prior to July 1993, Managing
Director
of Shearson Lehman Advisors. His address is 388 Greenwich
Street,
New York, New York 10013.

Harry  Rosenbluth,  Investment Officer  (Age  40).
Principal  of
Boston  Partners;  prior to 1995, Vice President  of  The
Boston
Company  Advisors;  Senior Vice President of The  Boston
Company
Institutional Investors, Inc. His address is 300 Drake's
Landing
Road, Greenbrae, California 94904.

Robert  E.  Swab, Investment Officer (Age 39). Vice
President  of
Smith  Barney; prior to 1995, Co-Portfolio Manager of SBMFM.
His
address is 388 Greenwich Street, New York, New York 10013.

Phyllis M. Zahorodny, Vice President and Investment Officer
(Age
--).  Managing  Director of Smith Barney;  prior  to  July
1993,
Managing Director of Shearson Lehman Advisors. Her address is 388
Greenwich Street, New York, New York 10013.

Lewis  E.  Daidone, Senior Vice President and Treasurer
(Age37).
Managing  Director and Chief Financial Officer of  Smith
Barney;
Director and Senior Vice President of SBMFM. Mr. Daidone also serves as Senior Vice President and Treasurer of 41 other funds of the Smith Barney Mutual Funds. His address is 388
Greenwich
Street, New York, New York 10013.

Christina  T.  Sydor,  Secretary (Age 44). Managing
Director  of
Smith  Barney; General Counsel and Secretary of SBMFM. Ms.
Sydor
also  serves  as Secretary of 41 other funds of the Smith
Barney
Mutual Funds. Her address is 388 Greenwich Street, New York,
New
York 10013.

      Each Trustee also serves as a director, trustee and/or general partner of certain other mutual funds for which Smith
Barney serves as distributor. Global Capital Management, SBMFM and Strategy Advisers (the "Advisers") are "affiliated persons" of the Trust as defined in the 1940 Act by virtue of their positions as investment advisers to the Funds. As of August 31,
1995, the Trustees and officers of the Funds, as a group, owned less than 1% of the outstanding shares of beneficial interest of each Fund.

      No officer, director or employee of Smith Barney or any
Smith Barney parent or subsidiary receives any compensation from the Trust for serving as an officer or Trustee of the Trust. The
Trust pays each Trustee who is not an officer, director or employee of Smith Barney or any of their affiliates a fee of
$17,000 per annum plus $3,250 per meeting attended and reimburses them for travel and out-of-pocket expenses. For the fiscal year ended July 31, 1995, such fees and expenses totalled $[
].

Investment Advisers, Sub-Investment Adviser and
Administrator
Each  Adviser serves as investment adviser to one or  more
Funds
pursuant  to a separate written agreement with the relevant
Fund
(an "Advisory Agreement"). SBMFM serves as investment
adviser  to
its  relevant  Funds  pursuant to a transfer  of  the
investment
advisory   agreement,  effective  November  7,  1994,  from
its
affiliate, Mutual Management Corp. (Mutual Management  Corp.
and
SBMFM are both wholly owned subsidiaries of Smith Barney
Holdings
Inc.   ("Holdings")).  Strategy  Advisers  is  a   wholly
owned
subsidiary of SBMFM and Global Capital Management is an
indirect
wholly  owned subsidiary of Holdings. Holdings is a wholly
owned
subsidiary  of Travelers Group Inc. The Advisory Agreements
were
most  recently  approved by the Board of  Trustees,
including  a
majority of the Trustees who are not "interested persons" of the
Trust  or  the  Advisers ("Independent Trustees"), on
August  9,
1995, with the exception of Premium Total Return Fund, which was
approved on July 10, 1995 by the Board of Trustees and
August 10,
1995  by the shareholders of the Premium Total Return Fund.
SBMFM
also  serves as administrator to each Fund pursuant to a
separate
written   agreement  dated  May  4,  1994  (the
"Administration
Agreement") which was most recently approved by the Board of
Trustees,  including a majority of the Independent
Trustees,  on
August 9, 1995. Boston Partners serves as sub-investment adviser to Premium Total Return Fund, pursuant to a written agreement dated August 15, 1995, which was approved by the Fund's Board of
Trustees,  including  a majority of the Independent
Trustees  on
June  15, 1995 and by the Fund's Shareholders on August 10,
1995.
Global Capital Management also serves as sub-investment adviser to Diversified Strategic Income Fund, pursuant to a written agreement dated March 21, 1994 which was approved by the Fund's
Board of Trustees, including a majority of the Independent
Trustees,  on  August 9, 1995. Prior to March  21,  1994,
Lehman
Brothers Global Asset Management Limited ("LBGAM") acted in the capacity as the Fund's sub-investment adviser.

      Certain  of  the  services provided to  the  Trust  by
the
Advisers,  Global Capital Management, SBMFM and  Boston
Partners
are  described in the Prospectuses under "Management of the
Trust
and  the Fund." Each Adviser, SBMFM, as administrator, and
Boston
Partners,  as  sub-adviser, pay the salaries of all officers
and
employees who are employed by both it and the Trust, and
maintain
office  facilities for the Trust. In addition to those
services,
SBMFM  pays  the salaries of all officers and employees  who are
employed  by  both it and the Trust, maintains office
facilities
for  the Trust, furnishes the Trust with statistical and
research
data, clerical help and accounting, data processing,
bookkeeping,
internal  auditing and legal services and certain other
services
required   by   the  Trust,  prepares  reports  to   the
Funds'
shareholders and prepares tax returns, reports to and filings with the Securities and Exchange Commission (the "SEC") and state
Blue  Sky  authorities. The Advisers, Global Capital
Management,
SBMFM and Boston Partners bear all expenses in connection with the performance of their services.
For the fiscal years ended July 31, 1993, 1994 and 1995, the
Funds  paid investment advisory fees to their respective
Advisers
as follows:

Fund                     1993      1994      1995

Premium  Total  Return  Fund           $4,803,717
$8,506,930
$--------
Tax-Exempt Income Fund         3,978,637      4,561,779
----
----
Convertible Fund                 329,323        425,505
----
----
High Income Fund               2,659,448      3,771,643
----
----
Diversified  Strategic  Income  Fund    6,226,342
8,761,857
--------
Utilities Fund                10,317,792     10,896,883
----
----
Exchange Reserve Fund            612,812        622,203
----
----

For  the  fiscal years ended July 31, 1993, 1994  and  1995, the
Funds  paid  administrative fees to The Boston Company
Advisors,
Inc., SBMFM or Boston Partners as follows:
                             The Boston Company
                             Advisors, Inc.         SBMFM
SBMFM
                             For the Fiscal      For the
Fiscal      For
the Fiscal
                                 Period   from
Period   from
Period from
                             8/1/93 through 5/4/94 through
8/1/94 through
Fund                   1993             5/3/94
7/31/94
7/31/95

Premium   Total   Return   Fund            $1,746,806
$2,639,140
$454,284       $--------
Tax-Exempt Income Fund         1,989,319      1,971,064
309,826
--------
Convertible Fund                 131,729        145,717
24,485
--------
High Income Fund               1,063,779      1,297,678
210,979
--------
Diversified   Strategic   Income   Fund     3,557,910
4,289,630
717,145         --------
Utilities Fund                 4,584,796      4,256,098
586,961
--------
Exchange Reserve Fund            408,842        341,472
73,330
--------

      For  the  fiscal years ended July 31, 1993 and  the
period
ended  March  20,  1994, Diversified Strategic Income  Fund
paid
LBGAM  $1,778,955 and $1,562,892, respectively, in sub-
investment
advisory  fees. For the period from March 21, 1994  through
July
31,  1994  and  the fiscal year ended July 31, 1995,
Diversified
Strategic Income Fund paid Global Capital Management
$940,496 and
$[          ], respectively, in sub-investment advisory
fees.

     Each Adviser and SBMFM, as administrator have agreed that if in any fiscal year the aggregate expenses of the Fund that it serves (including fees payable pursuant to its Advisory Agreement and Administration Agreement, but excluding interest, taxes, brokerage, distribution and service fees and, if permitted by the relevant state securities commission, extraordinary expenses) exceed the expense limitation of any state having jurisdiction over the Fund, the Adviser and SBMFM will, to the extent required by state law, reduce their fees by the amount of such excess expenses, such amount to be allocated between them in the proportion that their respective fees bear to the aggregate of the fees paid by the Fund. Such fee reduction, if any, will be estimated and reconciled on a monthly basis. The most restrictive state expense limitation applicable to any Fund is 2.5% of the first $30 million of the Fund's average daily net assets, 2% of the next $70 million of the average daily net assets and 1.5% of the remaining average daily net assets of each Fund. No such fee reduction was required for the fiscal years ended July 31, 1993,
1994 and 1995.

       The   Fund  bears  expenses  incurred  in  its
operation,
including:  taxes, interest, brokerage fees and
commissions,  if
any;   fees   of  Trustees  who  are  not  officers,
directors,
shareholders or employees of Smith Barney or SBMFM; SEC fees
and
state   Blue  Sky  qualification  fees;  charges  of
custodians;
transfer  and  dividend disbursing agent fees; certain
insurance
premiums;   outside  auditing  and  legal  expenses;   costs
of
maintaining  corporate  existence;  costs  of  investor
services
(including allocated telephone and personnel expenses);
costs  of
preparing  and  printing of prospectuses for regulatory
purposes
and   for   distribution  to  existing  shareholders;  costs
of
shareholders' reports and shareholder meetings; and meetings of the officers or Board of Trustees of the Trust.

Counsel and Auditors

Willkie Farr & Gallagher serves as legal counsel to the Trust.
The Trustees who are not "interested persons" of the Fund have selected Stroock & Stroock & Lavan as their legal counsel.

      KPMG  Peat Marwick LLP, independent accountants,  345
Park
Avenue, New York, New York 10154. serve as auditors of the Trust and will render an opinion on the Trust's financial statements annually. Prior to October 20, 1994, Coopers & Lybrand L.L.P.,
independent accountants, served as auditors of the Trust and rendered an opinion on the Trust's financial statements for the fiscal year ended July 31, 1994.

      In the interest of economy and convenience, certificates representing shares in the Trust are not physically issued except upon specific request made by a shareholder to TSSG. TSSG maintains a record of each shareholder's ownership of Trust shares. Shares do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect all of the Trustees. Shares are transferable but have no preemptive or subscription rights.
Shareholders generally vote by Fund, except with respect to the election of Trustees and the selection of independent public accountants.

        Massachusetts   law   provides   that,   under
certain
circumstances, shareholders could be held personally  liable for
the  obligations  of  the  Trust. However,  the  Trust
Agreement
disclaims  shareholder liability for acts or obligations  of the
Trust  and  requires that notice of such disclaimer be
given  in
each agreement, obligation or instrument entered into or
executed
by  the  Trust  or  a Trustee. The Trust Agreement  provides for
indemnification  from the Trust's property  for  all  losses
and
expenses  of  any  shareholder held  personally  liable  for the
obligations  of  the  Trust. Thus, the risk  of  a
shareholder's
incurring  financial loss on account of shareholder
liability  is
limited  to circumstances in which the Trust would be
unable  to
meet  its  obligations, a possibility that the Trust's
management
believes is remote. Upon payment of any liability incurred
by the
Trust,  the shareholder paying the liability will be
entitled  to
reimbursement from the general assets of the Trust. The
Trustees
intend to conduct the operations of the Trust in such a way
so as
to   avoid,  as  far  as  possible,  ultimate  liability  of
the
shareholders for liabilities of the Trust.

INVESTMENT OBJECTIVES AND MANAGEMENT POLICIES

The Prospectuses discuss the investment objectives of the Funds and the policies to be employed to achieve those objectives. This section contains supplemental information concerning the types of securities and other instruments in which the Funds may invest, the investment policies and portfolio strategies that the Funds may utilize and certain risks attendant to such investments, policies and strategies.

      U.S.  Government  Securities  (All  Funds).  United
States
government   securities  include  debt  obligations  of
varying
maturities  issued or guaranteed by the United States
government
or   its   agencies   or  instrumentalities   ("U.S.
government
securities"). U.S. government securities include not only
direct
obligations  of  the United States Treasury, but also
securities
issued  or  guaranteed  by  the Federal  Housing
Administration,
Farmers  Home  Administration, Export-Import Bank of  the
United
States,   Small  Business  Administration,  Government
National
Mortgage  Association ("GNMA"), General Services
Administration,
Central Bank for Cooperatives, Federal Intermediate Credit
Banks,
Federal   Land  Banks,  Federal  National  Mortgage
Association
("FNMA"),  Maritime Administration, Tennessee  Valley
Authority,
District   of  Columbia  Armory  Board,  Student  Loan
Marketing
Association,   International   Bank   for   Reconstruction
and
Development  and  Resolution  Trust  Corporation.  Certain
U.S.
government  securities,  such as those issued  or
guaranteed  by
GNMA,  FNMA and Federal Home Loan Mortgage Corporation
("FHLMC"),
are   mortgage-related  securities.  Because  the  United
States
government  is  not  obligated by law to provide  support
to  an
instrumentality  that  it  sponsors,  a  Fund  will   invest
in
obligations issued by such an instrumentality only if its
Adviser
determines   that   the   credit  risk  with   respect   to
the
instrumentality does not make its securities unsuitable for investment by the Fund.

      Bank  Obligations  (All Funds). Domestic  commercial
banks
organized  under Federal law are supervised and examined  by the
Comptroller of the Currency and are required to be members
of the
Federal  Reserve System and to be insured by the Federal
Deposit
Insurance  Corporation  (the "FDIC").  Domestic  banks
organized
under  state  law  are supervised and examined by  state
banking
authorities but are members of the Federal Reserve System
only if
they  elect  to join. Most state banks are insured  by  the
FDIC
(although  such  insurance may not be of material  benefit
to  a
Fund,  depending  upon the principal amount  of
certificates  of
deposit  ("CDs")  of each held by the Fund) and  are
subject  to
Federal examination and to a substantial body of Federal law
and
regulation.   As  a  result  of  Federal  and  state   laws
and
regulations, domestic branches of domestic banks are, among other things, generally required to maintain specified levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness.

      Obligations of foreign branches of U.S. banks, such as
CDs
and  time  deposits  ("TDs"), may be general obligations  of the
parent  bank in addition to the issuing branch, or may be
limited
by   the   terms   of  a  specific  obligation  and
governmental
regulation. Obligations of foreign branches of U.S. banks and foreign banks are subject to different risks than are those of
U.S. banks or U.S. branches of foreign banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. Foreign branches of U.S. banks are not necessarily subject to the same or similar regulatory requirements that apply to U.S. banks, such as mandatory reserve requirements, loan limitations and accounting, auditing and financial recordkeeping requirements. In addition, less information may be publicly available about a foreign branch of a U.S. bank than about a U.S. bank. CDs issued by wholly owned
Canadian subsidiaries of U.S. banks are guaranteed as to repayment of principal and interest, but not as to sovereign risk, by the U.S. parent bank.

     Obligations of U.S. branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by
Federal and state regulation as well as governmental action in the country in which the foreign bank has its head office. A U.S.
branch of a foreign bank with assets in excess of $1 billion may or may not be subject to reserve requirements imposed by the
Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state. In addition, branches licensed by the Comptroller of the Currency and branches licensed by certain states ("State Branches") may or may not be required to: (a) pledge to the regulator by depositing assets with a designated bank within the state, an amount of its assets equal to 5% of its total liabilities; and (b) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state.
The deposits of State Branches may not necessarily be insured by the FDIC. In addition, there may be less publicly available information about a U.S. branch of a foreign bank than about a
U.S. bank.

      In view of the foregoing factors associated with the purchase of CDs and TDs issued by foreign banks and foreign branches of U.S. banks, a Fund's Adviser will carefully evaluate such investments on a case-by-case basis.

      Exchange Reserve Fund may purchase a CD issued by a bank, savings and loan association or other banking institution with less than $1 billion in assets (a "Small Issuer CD") so long as the issuer is a member of the FDIC or Office of Thrift
Supervision  and is insured by the Savings Association
Insurance
Fund ("SAIF") and so long as the principal amount of the Small
Issuer CD is fully insured and is no more than $100,000.
Exchange
Reserve Fund will at any one time hold only one Small Issuer CD from any one issuer.
Savings and loan associations whose CDs may be purchased by the
Funds are members of the Federal Home Loan Bank and are insured by the SAIF. As a result, such savings and loan associations are subject to regulation and examination.

      When-Issued  Securities  and Delayed-Delivery
Transactions
(High  Income, Premium Total Return, Diversified Strategic
Income
and Tax-Exempt Income Funds). To secure an advantageous
price  or
yield,  these  Funds  may  purchase  certain  securities
on   a
when-issued  basis  or  purchase or sell securities  for
delayed
delivery.  A  Fund  will  enter into such  transactions  for the
purpose of acquiring portfolio securities and not for the
purpose
of  leverage.  Delivery of the securities in  such  cases
occurs
beyond  the normal settlement periods, but no payment or
delivery
is  made by a Fund prior to the reciprocal delivery or
payment by
the   other  party  to  the  transaction.  In  entering
into   a
when-issued or delayed-
delivery transaction, a Fund will rely on the other party to consummate the transaction and may be disadvantaged if the other party fails to do so.

      U.S. government securities and Municipal Securities (as defined below) normally are subject to changes in value based upon changes, real or anticipated, in the level of interest rates and, although to a lesser extent in the case of U.S. government securities, the public's perception of the creditworthiness of the issuers. In general, U.S. government securities and Municipal
Securities tend to appreciate when interest rates decline and depreciate when interest rates rise. Purchasing these securities on a when-issued or delayed-delivery basis, therefore, can involve the risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. Similarly, the sale of U.S. government securities for delayed delivery can involve the risk that the prices available in the market when the delivery is made may actually be higher than those obtained in the transaction itself.

      In  the case of the purchase by a Fund of securities
on  a
when-issued  or delayed-delivery basis, a segregated
account  in
the name of the Fund consisting of cash or liquid debt
securities
equal  to  the  amount  of  the when-issued  or  delayed-
delivery
commitments will be established at PNC Bank. For the
purpose  of
determining  the adequacy of the securities in the accounts, the
deposited  securities will be valued at market or fair
value.  If
the  market  or fair value of the securities declines,
additional
cash  or  securities will be placed in the account daily so
that
the   value  of  the  account  will  equal  the  amount  of
such
commitments by the Fund involved. On the settlement date, a Fund will meet its obligations from then-available cash flow, the sale of securities held in the segregated account, the sale of other securities or, although it would not normally expect to do so, from the sale of the securities purchased on a when-issued or delayed-delivery basis (which may have a value greater or less than the Fund's payment obligations).

      Lending  of  Portfolio  Securities (Premium  Total
Return,
Utilities,  Convertible,  High Income and  Diversified
Strategic
Income Funds). These Funds have the ability to lend portfolio securities to brokers, dealers and other financial organizations.
Such loans, if and when made, may not exceed 20% (33 1/3% in the case of Diversified Strategic Income Fund) of a Fund's total assets taken at value. A Fund will not lend portfolio securities to Smith Barney unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be collateralized by cash, letters of credit or U.S.
government securities which are maintained at all times in an amount at least equal to the current market value of the loaned securities. From time to time, a Fund may pay a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party which is unaffiliated with the Fund and is acting as a "finder".

     By lending its securities, a Fund can increase its
income by
continuing to receive interest on the loaned securities  as
well
as   by  either  investing  the  cash  collateral  in  short-
term
instruments or obtaining yield in the form of interest paid by the borrower when U.S. government securities are used as collateral. A Fund will comply with the following conditions whenever its portfolio securities are loaned: (a) the Fund must receive at least 100% cash collateral or equivalent securities from the borrower; (b) the borrower must increase such collateral whenever the market value of the securities loaned rises above the level of such collateral; (c) the Fund must be able to terminate the loan at any time; (d) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (e) the Fund may pay only reasonable custodian fees in connection with the loan; and (f) voting rights on the loaned securities may pass to the borrower; provided, however, that if a material event adversely affecting the investment in the loaned securities occurs, the Trust's
Board  of
Trustees must terminate the loan and regain the right to vote the securities. The risks in lending portfolio securities, as with other extensions of secured credit, consist of a possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will be made to firms deemed by each Fund's Adviser to be of good standing and will not be made unless, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk.

      Options  on  Securities (Premium Total Return,
Convertible,
Diversified Strategic Income and High Income Funds). These Funds may engage in transactions in options on securities, which, depending on the Fund, may include the writing of covered put options and covered call options, the purchase of put and call options and the entry into closing transactions.

      The  principal reason for writing covered call
options  on
securities  is  to  attempt to realize, through  the
receipt  of
premiums,  a  greater  return  than  would  be  realized  on the
securities alone. Diversified Strategic Income Fund,
however, may
engage in option transactions only to hedge against adverse
price
movements in the securities that it holds or may wish to
purchase
and  the currencies in which certain portfolio securities
may  be
denominated.  In return for a premium, the writer  of  a
covered
call  option forfeits the right to any appreciation in the
value
of the underlying security above the strike price for the
life of
the  option  (or  until  a closing purchase  transaction
can  be
effected). Nevertheless, the call writer retains the  risk
of  a
decline  in the price of the underlying security. Similarly, the
principal  reason for writing covered put options is  to
realize
income  in  the  form of premiums. The writer of  a  covered put
option  accepts  the  risk  of a decline  in  the  price  of the
underlying  security. The size of the premiums that  a  Fund may
receive   may   be   adversely  affected  as  new   or
existing
institutions, including other investment companies, engage in or increase their option-writing activities.

      Options  written  by a Fund normally will  have
expiration
dates  between  one  and nine months from the date  written.
The
exercise price of the options may be below, equal to or
above the
market  values  of  the underlying securities at  the  times the
options  are written. In the case of call options, these
exercise
prices  are  referred  to as "in-the-money,"  "at-the-money"
and
"out-of-the-money,"  respectively.  A  Fund  with  option-
writing
authority  may  write  (a) in-the-money  call  options  when its
Adviser  expects that the price of the underlying  security
will
remain  flat or decline moderately during the option period,
(b)
at-the-money call options when its Adviser expects that the
price
of the underlying security will remain flat or advance
moderately
during  the  option period and (c) out-of-the-money call
options
when  its  Adviser  expects  that the  price  of  the
underlying
security may increase but not above a price equal to the
sum  of
the  exercise price plus the premiums received from  writing the
call  option. In any of the preceding situations, if  the
market
price  of  the underlying security declines and the
security  is
sold at this lower price, the amount of any realized loss
will be
offset   wholly   or   in   part   by   the   premium
received.
Out-of-the-money, at-the-money and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions.

      So long as the obligation of a Fund as the writer of an option continues, the Fund may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring the Fund to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates when the option expires or the Fund effects a closing purchase transaction. A
Fund can no longer effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice. To secure its obligation to deliver the underlying security when it writes a call option, or to pay for the underlying security when it writes a put option, a Fund will be required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing
Corporation (the "Clearing Corporation") or similar foreign clearing corporation and of the securities exchange on which the option is written.

      The Diversified Strategic Income Fund may purchase and sell put, call and other types of option securities that are traded on domestic or foreign exchanges or the over-the-counter market including, but not limited to, "spread" options, "knock-out" options, "knock-in" options and "average rate" or "look-back" options.

      "Spread" options are dependent upon the difference between the price of two securities or futures contracts, "Knock-out" options are cancelled if the price of the underlying asset reaches a trigger level prior to expiration, "Knock-in" options only have value if the price of the underlying asset reaches a trigger level and, "average rate" or "look-back" options are options where at expiration, the option's strike price is set based on either the average, maximum or minimum price of the asset over the period of the option.

      The Diversified Strategic Income Fund may utilize up to 15%
of its assets to purchase options and may do so at or about the same time that it purchases the underlying security or at a later time. In purchasing options on securities, the Fund will trade only with counterparties of high status in terms of credit quality and commitment to the market.

     An option position may be closed out only where there exists a secondary market for an option of the same series on a recognized securities exchange or in the over-the-counter market.
In light of this fact and current trading conditions, the Fund expects to purchase only call or put options issued by the
Clearing Corporation. The Funds with option-writing authority expect to write options only on U.S. securities exchanges, except that the Diversified Strategic Income Fund also may write options on foreign exchanges and in the over-the-counter market.

      A Fund may realize a profit or loss upon entering into a closing transaction. In cases in which a Fund has written an option, it will realize a profit if the cost of the closing purchase transaction is less than the premium received upon writing the original option and will incur a loss if the cost of the closing purchase transaction exceeds the premium received upon writing the original option. Similarly, when a Fund has purchased an option and engages in a closing sale transaction, whether the Fund realizes a profit or loss will depend upon whether the amount received in the closing sale transaction is more or less than the premium that the Fund initially paid for the original option plus the related transaction costs.

      Although a Fund generally will purchase or write only those options for which its Adviser believes there is an active secondary market so as to facilitate closing transactions, there is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons.
In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, have at times rendered inadequate certain of the facilities of the Clearing
Corporation and U.S. and foreign securities exchanges and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If as a covered call option writer a Fund is unable to effect closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

      Securities exchanges generally have established limitations governing the maximum number of calls and puts of each class which may be held or written, or exercised within certain time periods, by an investor or group of investors acting in concert
(regardless of whether the options are written on the same or different securities exchanges or are held, written or exercised in one or more accounts or through one or more brokers).
It  is
possible that the Funds with authority to engage in options transactions and other clients of their respective Advisers and certain of their affiliates may be considered to be such a group.
A securities exchange may order the liquidation of positions found to be in violation of these limits and it may impose certain other sanctions.

      In  the  case of options written by a Fund that are
deemed
covered   by   virtue  of  the  Fund's  holding  convertible
or
exchangeable preferred stock or debt securities, the time required to convert or exchange and obtain physical delivery of the underlying common stocks with respect to which the Fund has written options may exceed the time within which the Fund must make delivery in accordance with an exercise notice. In these instances, a Fund may purchase or borrow temporarily the underlying securities for purposes of physical delivery.
By  so
doing, the Fund will not bear any market risk because the Fund will have the absolute right to receive from the issuer of the underlying security an equal number of shares to replace the borrowed stock, but the Fund may incur additional transaction costs or interest expenses in connection with any such purchase or borrowing.

      Additional risks exist with respect to certain of the U.S.
government securities for which a Fund may write covered call options. If a Fund writes covered call options on mortgage-backed securities, the securities that it holds as cover may, because of scheduled amortization or unscheduled prepayments, cease to be sufficient cover. The Fund will compensate for the decline in the value of the cover by purchasing an appropriate additional amount of those securities.

      Stock  Index  Options (Premium Total Return  and
Utilities
Funds). The Premium Total Return and Utilities Funds may purchase and write put and call options on U.S. stock indexes listed on
U.S. exchanges for the purpose of hedging its portfolio. A stock index fluctuates with changes in the market values of the stocks included in the index. Some stock index options are based on a broad market index such as the NYSE Composite Index or a narrower market index such as the Standard & Poor's 100. Indexes also are based on an industry or market segment such as the AMEX Oil and
Gas Index or the Computer and Business Equipment Index.

      Options on stock indexes are similar to options on stock except that (a) the expiration cycles of stock index options are monthly, while those of stock options currently are quarterly, and (b) the delivery requirements are different.
Instead  of
giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier". Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount.
The writer may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

      The effectiveness of purchasing or writing stock index options as a hedging technique will depend upon the extent to which price movements in the portion of a securities portfolio being hedged correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Premium Total Return and Utilities
Funds will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by a Fund of options on stock indexes will be subject to its
Adviser's ability to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the prices of individual stocks.

      The Premium Total Return and Utilities Funds will engage in stock index options transactions only when determined by their respective Advisers to be consistent with the Funds' efforts to control risk. There can be no assurance that such judgment will be accurate or that the use of these portfolio strategies will be successful. When a Fund writes an option on a stock index, the
Fund will establish a segregated account with PNC Bank in an amount equal to the market value of the option and will maintain the account while the option is open.

      Mortgage-Related Securities (Diversified  Strategic
Income
Fund). The average maturity of pass-
through  pools  of mortgage-related securities  varies  with the
maturities of the underlying mortgage instruments. In
addition, a
pool's  stated maturity may be shortened by unscheduled
payments
on   the   underlying   mortgages.  Factors  affecting
mortgage
prepayments include the level of interest rates, general
economic
and social conditions, the location of the mortgaged
property and
age of the mortgage. Because prepayment rates of individual
pools
vary widely, it is not possible to accurately predict the
average
life  of  a  particular pool. Common practice is to  assume
that
prepayments will result in an average life ranging from 2
to  10
years  for  pools  of  fixed-rate  30-year  mortgages.
Pools  of
mortgages with other maturities or different characteristics will have varying average life assumptions.

      Mortgage-related securities may be classified  as
private,
governmental  or government-related, depending on the
issuer  or
guarantor.   Private   mortgage-related   securities
represent
pass-through   pools  consisting  principally   of
conventional
residential  mortgage loans created by non-governmental
issuers,
such  as  commercial  banks, savings and  loan  associations
and
private     mortgage     insurance    companies.
Governmental
mortgage-related  securities are backed by  the  full  faith
and
credit  of  the United States. GNMA, the principal
guarantor  of
such  securities,  is  a  wholly owned United  States
government
corporation   within  the  Department  of   Housing   and
Urban
Development.  Government-related mortgage-related securities are
not  backed  by  the full faith and credit of the  United
States
government.  Issuers of such securities include FNMA  and
FHLMC.
FNMA  is  a  government-sponsored corporation owned
entirely  by
private  stockholders, which is subject to general
regulation  by
the  Secretary  of  Housing  and Urban Development.  Pass-
through
securities issued by FNMA are guaranteed as to timely
payment  of
principal   and   interest  by  FNMA.  FHLMC   is   a
corporate
instrumentality of the United States, the stock of which is
owned
by  the  Federal  Home  Loan  Banks.  Participation
certificates
representing   interests  in  mortgages  from  FHLMC's
national
portfolio are guaranteed as to the timely payment of interest and ultimate collection of principal by FHLMC.

      Private, U.S. governmental or government-related entities create mortgage loan pools offering pass-through investments in addition to those described above. The mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may be shorter than previously customary. As new types of mortgage-related securities are developed and offered to investors, Diversified Strategic Income
Fund, consistent with its investment objective and policies, will consider making investments in such new types of securities.

     Currency Transactions (Diversified Strategic Income and
High
Income  Funds). The Funds' dealings in forward currency
exchange
transactions will be limited to hedging involving either
specific
transactions or portfolio positions. Transaction hedging  is the
purchase  or sale of forward currency contracts with
respect  to
specific receivables or payables of the Fund generally
arising in
connection with the purchase or sale of its securities.
Position
hedging,  generally,  is the sale of forward  currency
contracts
with  respect  to  portfolio security  positions
denominated  or
quoted  in  the  currency.  A Fund may not  position  hedge
with
respect  to a particular currency to an extent greater  than the
aggregate  market value at any time of the security or
securities
held  in  its  portfolio denominated or quoted  in  or
currently
convertible   (such  as  through  exercise  of   an   option
or
consummation of a forward currency contract) into that particular currency. If a Fund enters into a transaction hedging or position hedging transaction, it will cover the transaction through one or more of the following methods: (a) ownership of the underlying currency or an option to purchase such currency; (b) ownership of an option to enter into an offsetting forward currency contract;
(c) entering into a forward contract to purchase currency being sold or to sell currency being purchased, provided that such covering contract is itself covered by any one of these methods unless the covering contract closes out the first contract; or
(d) depositing into a segregated account with the custodian or a sub-custodian of the Fund cash or readily marketable securities in an amount equal to the value of the Fund's total assets committed to the consummation of the forward currency contract and not otherwise covered. In the case of transaction hedging, any securities placed in the account must be liquid debt securities. In any case, if the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account so that the value of the account will equal the above amount. Hedging transactions may be made from any foreign currency into dollars or into other appropriate currencies.



      At or before the maturity of a forward contract, a Fund either may sell a portfolio security and make delivery of the currency, or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the relevant Fund will obtain, on the same maturity date, the same amount of the currency which it is obligated to deliver. If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or loss to the extent movement has occurred in forward contract prices. Should forward prices decline during the period between a
Fund's entering into a forward contract for the sale of a currency and the date that it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase.
Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

      The cost to a Fund of engaging in currency transactions varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing.
Because transactions in currency exchange are usually conducted on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In addition, although forward currency contracts limit the risk of loss due to a decline in the value of the hedged currency, at the same time, they limit any potential gain that might result should the value of the currency increase.

      If a devaluation is generally anticipated, the Diversified
Strategic Income and High Income Funds may not be able to contract to sell the currency at a price above the devaluation level they anticipate.

      Foreign Currency Options (Diversified Strategic Income and
High Income Funds) The High Income Fund may only purchase put and call options on foreign currencies, whereas the Diversified
Strategic Income Fund may purchase or write put and call options on foreign currencies for the purpose of hedging against changes in future currency exchange rates. Foreign currency options generally have three, six and nine month expiration cycles. Put options convey the right to sell the underlying currency at a price which is anticipated to be higher than the spot price of the currency at the time the option expires. Call options convey the right to buy the underlying currency at a price which is expected to be lower than the spot price of the currency at the time that the option expires.

      The  Fund may use foreign currency options under  the
same
circumstances  that  it  could  use  forward  currency
exchange
transactions. A decline in the dollar value of a foreign
currency
in  which a Fund's securities are denominated, for example,
will
reduce the dollar value of the securities, even if their
value in
the  foreign  currency  remains constant.  In  order  to
protect
against  such  diminutions in the value  of  securities
that  it
holds, the Fund may purchase put options on the foreign
currency.
If the value of the currency does decline, the Fund will
have the
right to sell the currency for a fixed amount in dollars and will
thereby  offset, in whole or in part, the adverse effect  on its
securities that otherwise would have resulted. Conversely,
if  a
rise in the dollar value of a currency in which securities
to  be
acquired   are  denominated  is  projected,  thereby
potentially
increasing the cost of the securities, the Fund may purchase call options on the particular currency. The purchase of these options could offset, at least partially, the effects of the adverse movements in exchange rates. The benefit to the Fund derived from purchases of foreign currency options, like the benefit derived from other types of options, will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in the rates.

      Foreign Government Securities (Diversified Strategic
Income
Fund). Among the foreign government securities in which this
Fund
may   invest  are  those  issued  by  countries  with
developing
economies,  which are countries in the initial  stages  of
their
industrialization  cycles. Investing in securities  of
countries
with   developing   economies  involves  exposure   to
economic
structures that are generally less diverse and less mature, and to political systems that can be expected to have less stability, than those of developed countries. The markets of countries with developing economies historically have been more volatile than markets of the more mature economies of developed countries, but often have provided higher rates of return to investors.

      Municipal  Securities (Tax-Exempt Income  Fund).
Municipal
securities generally are understood to include debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, refunding of outstanding obligations, payment of general operating expenses and extensions of loans to public institutions and facilities
("Municipal Securities"). Private activity bonds that are issued by or on behalf of public authorities to finance privately operated facilities are considered to be Municipal
Securities  if
the interest paid thereon qualifies as excluded from gross income
(but not necessarily from alternative minimum taxable income) for
Federal income tax purposes in the opinion of bond counsel to the issuer.

       Municipal  bonds  may  be  issued  to  finance  life
care
facilities.  Life  care  facilities are an  alternative
form  of
long-term  housing  for  the elderly which  offer  residents the
independence  of  condominium life  style  and,  if  needed, the
comprehensive  care of nursing home services.  Bonds  to
finance
these  facilities  have been issued by various  state
industrial
development  authorities. Because the bonds are secured
only  by
the  revenues  of  each  facility  and  not  by  state  or
local
government  tax payments, they are subject to a wide
variety  of
risks,  including a drop in occupancy levels, the
difficulty  of
maintaining  adequate  financial  reserves  to  secure
estimated
actuarial   liabilities,  the  possibility  of  regulatory
cost
restrictions applied to health care delivery and competition from alternative health care or conventional housing facilities.

      Municipal leases are Municipal Securities that may
take the
form  of  a  lease or an installment purchase contract
issued  by
state  and  local  governmental authorities to  obtain
funds  to
acquire  a wide variety of equipment and facilities such as
fire
and  sanitation  vehicles, computer equipment and  other
capital
assets.  These obligations have evolved to make it  possible for
state  and  local government authorities to acquire property
and
equipment    without   meeting   constitutional   and
statutory
requirements  for  the issuance of debt. Thus,  municipal
leases
have  special risks not normally associated with municipal
bonds.
These  obligations frequently contain "non-appropriation"
clauses
providing that the governmental issuer of the obligation
has  no
obligation  to make future payments under the lease  or
contract
unless money is appropriated for such purposes by the
legislative
body  on  a  yearly or other periodic basis. In addition  to the
"non-appropriation" risk, municipal leases represent  a
type  of
financing  that has not yet developed the depth of
marketability
associated   with   municipal  bonds;  moreover,   although
the
obligations will be secured by the leased equipment, the disposition of the equipment in the event of foreclosure might prove to be difficult. In order to limit the risks, Tax-Exempt
Income Fund proposes to purchase either (a) municipal leases rated in the four highest categories by Moody's Investors
Service,  Inc.  ("Moody's")  or  Standard  &  Poor's
Corporation
("S&P") or (b) unrated municipal leases purchased principally from domestic banks or other responsible third parties which enter into an agreement with the Fund providing the seller will either remarket or repurchase the municipal lease within a short period after demand by the Fund.

      Temporary  Investments (Tax-Exempt Income Fund).  When
the
Tax-Exempt  Income Fund is maintaining a defensive position, the
Fund   may   invest   in   short-term   investments
("Temporary
Investments")   consisting  of:  (a)  the  following   tax-
exempt
securities: (i) tax-exempt notes of municipal issuers
having,  at
the  time of purchase, a rating of MIG 1 through MIG 4 by
Moody's
or  rated SP-1 or SP-2 by S&P or, if not rated, of issuers
having
an  issue  of outstanding Municipal Securities rated  within the
four highest grades by Moody's or S&P; (ii) tax-exempt
commercial
paper  having, at the time of purchase, a rating not  lower
than
A-2  by S&P or Prime-2 by Moody's; and (iii) variable rate
demand
notes  rated  at  the  time of purchase within  the  two
highest
ratings  by  any  major rating service or  determined  to
be  of
comparable quality to instruments with such rating; and  (b)
the
following  taxable  securities: (i) U.S.  government
securities,
including  repurchase agreements with respect to such
securities;
(ii)  other debt securities rated within the four highest
grades
by  Moody's  or S&P; (iii) commercial paper rated in the
highest
grade  by  either of these rating services; and (iv)
certificates
of  deposit of domestic banks with assets of $1 billion or
more.
Among  the tax-exempt notes in which the Fund may invest are
Tax
Anticipation   Notes,  Bond  Anticipation   Notes   and
Revenue
Anticipation Notes which are issued in anticipation of receipt of tax funds, proceeds of bond placements or other revenues, respectively. At no time will more than 20% of the Fund's total assets be invested in Temporary Investments unless the Fund has adopted a defensive investment policy in anticipation of a market decline. The Fund intends, however, to purchase tax-exempt
Temporary Investments pending the investment of the proceeds of the sale of shares of the Fund and of its portfolio securities, or in order to have highly liquid securities available to meet anticipated redemptions.

      Investing in Utilities (Utilities Fund). Each of the risks referred to in Utilities Fund's Prospectus could adversely affect the ability and inclination of public utilities to declare or pay dividends and the ability of holders of common stock to realize any value from the assets of the issuer upon liquidation or bankruptcy. Moreover, price disparities within selected utility groups and discrepancies in relation to averages and indices have occurred frequently for reasons not directly related to the general movements or price trends of utility common stocks.
Causes of these discrepancies include changes in the overall demand for and supply of various securities (including the potentially depressing effect of new stock offerings), and changes in investment objectives, market expectations or cash requirements of other purchasers and sellers of securities.

      Ratings as Investment Criteria (All Funds). In general, the ratings of nationally recognized statistical rating organizations
("NRSROs") represent the opinions of these agencies as to the quality of securities that they rate. Such ratings, however, are relative and subjective, and are not absolute standards of quality and do not evaluate the market value risk of the securities. These ratings will be used by the Funds as initial criteria for the selection of portfolio securities, but the Funds also will rely upon the independent advice of their respective
Advisers to evaluate potential investments. Among the factors that will be considered are the long-term ability of the issuer to pay principal and interest and general economic trends. The
Appendix to this Statement of Additional Information contains further information concerning the rating categories of NRSROs and their significance.

     Subsequent to its purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. In addition, it is possible that an NRSRO might not change its rating of a particular issue to reflect subsequent events. None of these events will require sale of such securities by a Fund, but the
Fund's Adviser will consider such events in its determination of whether the Fund should continue to hold the securities. In addition, to the extent that the ratings change as a result of changes in such organizations or their rating systems, or due to a corporate reorganization, a Fund will attempt to use comparable ratings as standards for its investments in accordance with its investment objective and policies.

      Futures  Activities (High Income, Utilities and  Tax-
Exempt
Income Funds). These Funds may enter into futures contracts and/or options on futures contracts that are traded on a United
States exchange or board of trade. These investments may be made by a Fund solely for the purpose of hedging against the effects of changes in the value of its portfolio securities due to anticipated changes in interest rates, currency values and/or market conditions, and not for purposes of speculation. In the case of Tax-Exempt Income Fund, investments in futures contracts will be made only in unusual circumstances, such as when the
Fund's Adviser anticipates an extreme change in interest rates or market conditions. See "Taxes" below.

     Futures Contracts. The purpose of the acquisition or sale of a futures contract by a Fund is to mitigate the effects of fluctuations in interest rates or currency or market values, depending on the type of contract, on securities or their values without actually buying or selling the securities. For example, if Tax-Exempt Income Fund owns long-term bonds and tax-exempt rates are expected to increase, the Fund might enter into a short position in municipal bond index futures contracts. Such a sale would have much the same effect as the Fund's selling some of the long-term bonds in its portfolio. If tax-exempt rates increase as anticipated, the value of certain long-term Municipal Securities in the Fund would decline, but the value of the Fund's futures contracts would increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. Of course, because the value of portfolio securities will far exceed the value of the futures contracts sold by a Fund, an increase in the value of the futures contracts could only mitigate -- but not totally offset -- the decline in the value of the Fund.

     The Diversified Strategic Income Fund may enter into futures contracts or related options on futures contracts that are traded on a domestic or foreign exchange or in the over-the-counter market. These investments may be made solely for the purpose of hedging against changes in the value of its portfolio securities due to anticipated changes in interest rates, currency values and/or market conditions when the transactions are economically appropriate to the reduction of risks inherent in the management of the Fund and not for purposes of speculation. The ability of the Fund to trade in futures contracts may be limited by the requirements of the Internal Revenue Code of 1986 as amended (the
"Code"), applicable to a regulated investment company.

     No consideration is paid or received by a Fund upon
entering
into  a  futures contract. Initially, a Fund will be
required  to
deposit  with its custodian an amount of cash or cash
equivalents
equal  to  approximately 1% to 10% of the contract  amount
(this
amount  is  subject to change by the board of trade on which the
contract is traded and members of such board of trade may
charge
a higher amount). This amount, known as initial margin, is
in the
nature  of  a  performance  bond or good  faith  deposit  on the
contract  and  is  returned to a Fund  upon  termination  of the
futures contract, assuming that all contractual obligations
have
been  satisfied. Subsequent payments, known as variation
margin,
to  and  from the broker, will be made daily as the price of the
securities,  currency  or index underlying the  futures
contract
fluctuates,  making the long and short positions in  the
futures
contract   more   or   less  valuable,   a   process   known
as
"marking-to-market". At any time prior to expiration of a futures contract, a Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund's existing position in the contract.

      Several risks are associated with the use of futures contracts as a hedging device. Successful use of futures contracts by a Fund is subject to the ability of its Adviser to predict correctly movements in interest rates, stock or bond indices or foreign currency values. These predictions involve skills and techniques that may be different from those involved in the management of the portfolio being hedged. In addition, there can be no assurance that there will be a correlation between movements in the price of the underlying securities, currency or index and movements in the price of the securities which are the subject of the hedge. A decision of whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected trends in interest rates or currency values.

      Although the Funds with authority to engage in futures activity intend to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, and in the event of adverse price movements, a Fund would be required to make daily cash payments of variation margin, and an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract. As described above, however, there is no guarantee that the price of the securities being hedged will, in fact, correlate with the price movements in a futures contract and thus provide an offset to losses on the futures contract.

      If a Fund has hedged against the possibility of a
change in
interest  rates or currency or market values adversely
affecting
the  value  of  securities held in its  portfolio  and
rates  or
currency  or market values move in a direction opposite  to
that
which the Fund has anticipated, the Fund will lose part or
all of
the  benefit  of the increased value of securities which  it has
hedged  because  it will have offsetting losses  in  its
futures
positions.  In  addition, in such situations,  if  the  Fund had
insufficient cash, it may have to sell securities to  meet
daily
variation  margin  requirements  at  a  time  when  it   may
be
disadvantageous to do so. These sales of securities may, but will not necessarily, be at increased prices which reflect the change in interest rates or currency values, as the case may be.

      Options on Futures Contracts. An option on an interest rate futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying interest rate futures contract at a specified exercise price at any time prior to the expiration date of the option. An option on a foreign currency futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, but not the obligation, to assume a long or short position in the relevant underlying future currency at a predetermined exercise price at a time in the future. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on futures contracts is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the point of sale, there are no daily cash payments to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change would be reflected in the net asset value of a Fund investing in the options.

      Several risks are associated with options on futures contracts. The ability to establish and close out positions on such options will be subject to the existence of a liquid market.
In addition, the purchase of put or call options on interest rate and foreign currency futures will be based upon predictions by a
Fund's Adviser as to anticipated trends in interest rates and currency values, as the case may be, which could prove to be incorrect. Even if the expectations of an Adviser are correct, there may be an imperfect correlation between the change in the value of the options and of the portfolio securities or the currencies being hedged.

       Foreign  Investments.  Investors  should  recognize
that
investing  in  foreign companies involves certain
considerations
which  are  not  typically  associated  with  investing  in
U.S.
issuers.   Since  the  Fund  will  be  investing  in
securities
denominated in currencies other than the U.S. dollar,  and
since
the  Fund  may temporarily hold funds in bank deposits  or
other
money  market investments denominated in foreign currencies, the
Fund may be affected favorably or unfavorably by exchange
control
regulations  or  changes  in  the  exchange  rate  between
such
currencies  and the dollar. A change in the value  of  a
foreign
currency   relative  to  the  U.S.  dollar  will  result
in   a
corresponding change in the dollar value of the Fund's assets denominated in that foreign currency. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gain, if any, to be distributed to shareholders by the Fund.

      The  rate  of  exchange between the U.S. dollar  and
other
currencies  is determined by the forces of supply and
demand  in
the  foreign exchange markets. Changes in the exchange  rate may
result over time from the interaction of many factors
directly or
indirectly   affecting   economic   conditions   and
political
developments  in  other countries. Of particular  importance are
rates of inflation, interest rate levels, the balance of
payments
and  the extent of government surpluses or deficits in the
Unites
States  and the particular foreign country, all of which
are  in
turn sensitive to the monetary, fiscal and trade policies
pursued
by  the  governments  of  the United  States  and  other
foreign
countries   important  to  international   trade   and
finance.
Governmental  intervention  may also  play  a  significant
role.
National governments rarely voluntarily allow their
currencies to
float   freely   in   response  to  economic  forces.
Sovereign
governments use a variety of techniques, such as intervention by a country's central bank or imposition of regulatory controls or taxes, to affect the exchange rates of their currencies.

      Many  of  the  securities held by  the  Fund  will
not  be
registered with, nor the issuers thereof be subject to
reporting
requirements of, the SEC. Accordingly, there may be less
publicly
available information about the securities and about the
foreign
company  or  government issuing them than is  available
about  a
domestic  company  or  government  entity.  Foreign  issuers are
generally  not subject to uniform financial reporting
standards,
practices and requirements comparable to those applicable to
U.S.
issuers.  In  addition, with respect to some  foreign
countries,
there   is  the  possibility  of  expropriation  or
confiscatory
taxation, limitations on the removal of funds or other
assets  of
the   Fund,   political  or  social  instability,   or
domestic
developments  which  could  affect  U.S.  investments  in
those
countries.  Moreover,  individual foreign  economies  may
differ
favorably  or unfavorably from the U.S. economy in such
respects
as  growth of gross national product, rate of inflation,
capital
reinvestment, resource self-sufficiency and balance  of
payments
positions.   The  Fund  may  invest  in  securities  of
foreign
governments (or agencies or instrumentalities thereof), and many, if not all, of the foregoing considerations apply to such investments as well.

      Securities of some foreign companies are less liquid and their prices are more volatile than securities of comparable domestic companies. Certain foreign countries are known to experience long delays between the trade and settlement dates of securities purchased or sold. Due to the increased exposure to the Fund of market and foreign exchange fluctuations brought about by such delays, and due to the corresponding negative impact on Fund liquidity, the Fund will avoid investing in countries which are known to experience settlement delays which may expose the Fund to unreasonable risk of loss.

     The interest payable on the Fund's foreign securities
may be
subject to foreign withholding taxes, and while investors
may  be
able  to  claim  some credit or deductions for  such  taxes
with
respect  to their allocated shares of such foreign tax
payments,
the  general effect of these taxes will be to reduce  the
Fund's
income. Additionally, the operating expenses of the Fund
can  be
expected  to  be  higher  than  that  of  an  investment
company
investing  exclusively in U.S. securities, since the
expenses  of
the   Fund,   such  as  custodial  costs,  valuation  costs
and
communication costs, as well as the rate of the investment advisory fees, though similar to such expenses of some other international funds, are higher than those costs incurred by other investment companies.

      Short Sales (Utilities Fund). Utilities Fund may from time to time sell securities short, but the value of securities sold short will not exceed 5% of the value of the Fund's assets. In addition, the Fund may not (a) sell short the securities of a single issuer to the extent of more than 2% of the value of the
Fund's net assets and (b) sell short the securities of any class of an issuer to the extent of more than 2% of the outstanding securities of the class at the time of the transaction. A short sale is a transaction in which the Fund sells securities that it does not own (but has borrowed) in anticipation of a decline in the market price of the securities.

      When the Fund makes a short sale, the proceeds it receives from the sale are retained by a broker until the Fund replaces the borrowed securities. To deliver the securities to the buyer, the Fund must arrange through a broker to borrow the securities and, in so doing, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. The Fund may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced.

      The Fund's obligation to replace the securities borrowed in connection with a short sale will be secured by collateral deposited with the broker that consists of cash or U.S.
government securities. In addition, the Fund will place in a segregated account with its custodian an amount of cash or U.S.
government securities equal to the difference, if any, between
(a) the market value of the securities sold at the time they were sold short and (b) any cash or U.S. government securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). Until it replaces the borrowed securities, the Fund will maintain the segregated account daily at a level so that the amount deposited in the account plus the amount deposited with the broker (not including the proceeds from the short sale) (a) will equal the current market value of the securities sold short and (b) will not be less than the market value of the securities at the time they were sold short.

       Short   Sales  Against  the  Box  (Premium  Total
Return,
Convertible and Utilities Funds). These Funds may enter into a short sale of common stock such that when the short position is open the Fund involved owns an equal amount of preferred stocks or debt securities, convertible or exchangeable, without payment of further consideration, into an equal number of shares of the common stock sold short. This kind of short sale, which is described as "against the box", will be entered into by a Fund for the purpose of receiving a portion of the interest earned by the executing broker from the proceeds of the sale. The proceeds of the sale will be held by the broker until the settlement date when the Fund delivers the convertible securities to close out its short position. Although prior to delivery a Fund will have to pay an amount equal to any dividends paid on the common stock sold short, the Fund will receive the dividends from the preferred stock or interest from the debt securities convertible into the stock sold short, plus a portion of the interest earned from the proceeds of the short sale. The Funds will deposit, in a segregated account with their custodian, convertible preferred stock or convertible debt securities in connection with short sales against the box.

Investment Restrictions

The  investment restrictions numbered 1 through 14  below
(other
than  restriction  number 10 as applied to Utilities  Fund)
have
been  adopted  by  the  Trust  with  respect  to  the  Funds as
fundamental  policies. Under the 1940 Act, a  fundamental
policy
may  not  be  changed  without the vote  of  a  majority  of the
outstanding voting securities of a Fund, as defined in  the
1940
Act. Majority is defined in the 1940 Act as the lesser of
(a) 67%
or more of the shares present at a shareholder meeting, if the holders of more than 50% of the outstanding shares of the Trust are present or represented by proxy, or (b) more than 50% of the outstanding shares. Investment restrictions 15 through 20, and number 10 as applied to Utilities Fund, may be changed by vote of a majority of the Board of Trustees at any time.

     The investment policies adopted by the Trust prohibit a Fund from:

     1. Purchasing the securities of any issuer (other than U.S.
     government securities) if as a result more than 5% of the
     value of the Fund's total assets would be invested in the
     securities of the issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to this 5% limitation.

     2. Purchasing (a) more than 10% of the voting securities of any one issuer, (b) more than 10% of the securities of any class of any one issuer or (c) more than 10% of the
     outstanding debt securities of any one issuer, except that limitation (c) does not apply to the Exchange Reserve and
     Diversified Strategic Income Funds and limitations (b) and
     (c) do not apply to the Utilities Fund; provided that this limitation  shall not apply to investment in U.S.
government
     securities.

     3.   Purchasing securities on margin, except that  the
Fund
     may   obtain  any  short-term  credits  necessary  for
the
     clearance of purchases and sales of securities. For purposes of this restriction, the deposit or payment of initial or
     variation margin in connection with futures contracts or
     related options will not be deemed to be a purchase of
     securities on margin by any Fund permitted to engage in
     transactions in futures contracts or related options.

     4. Making short sales of securities or maintaining a short position except that (a) the Premium Total Return, Utilities and Convertible Funds may engage in such activities if, at all  times when a short position is open, the relevant
Fund
     owns an equal amount of the securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issuer as, and at least equal in amount to, the securities sold short, and if, with respect to the Premium Total Return and Convertible Funds, not more than 10% of the relevant Fund's net assets (taken at current value) is held as collateral for such sales at any one time and (b) Utilities Fund may make short sales or maintain a
     short position to the extent of 5% of its net assets.

     5.   Borrowing  money, except that (a) the Fund  may
borrow
     from  banks  for  temporary  or emergency  (not
leveraging)
     purposes, including the meeting of redemption requests
that
     might   otherwise  require  the  untimely   disposition
of
     securities,  in  an  amount  not  exceeding  10%  (20%
for
     Utilities  Fund)  of  the value of the Fund's  total
assets
     (including  the  amount  borrowed)  valued  at  market
less
     liabilities (not including the amount borrowed) at the
time
     the borrowing is made, (b) Diversified Strategic Income
Fund
     may  enter  into reverse repurchase agreements  and
forward
     roll  transactions and (c) one or more Funds may enter
into
     futures  contracts. Except for Diversified Strategic
Income
     Fund, whenever borrowings described in (a) exceed 5% of
the
     value  of a Fund's total assets, the Fund will not make
any
     additional  investments.  Immediately  after  any
borrowing
     (including  reverse repurchase agreements and  forward
roll
     transactions),  Diversified  Strategic  Income   Fund
will
     maintain an asset coverage of at least 300% with respect to all its borrowings.

     6.    Pledging,   hypothecating,  mortgaging  or
otherwise
     encumbering more than 10% of the value of the Fund's total assets. For purposes of this restriction, (a) the deposit of assets in escrow in connection with the writing of covered put or call options and the purchase of securities on a
     when-issued or delayed-delivery basis and (b) collateral
     arrangements with respect to (i) the purchase and sale of
     stock options, options on foreign currencies and options on stock indexes and (ii) initial or variation margin for
     futures contracts, will not be deemed to be pledges of a
     Fund's assets.

     7. Underwriting the securities of other issuers, except
     insofar as the Fund may be deemed an underwriter under the
     Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

     8.   Purchasing or selling real estate or interests in
real
     estate,   except  that  the  Fund  may  purchase  and
sell
     securities that are secured by real estate and may purchase securities issued by companies that invest or deal in real estate.

     9.   Investing  in  commodities, except that  (a)  the
High
     Income,   Diversified   Strategic  Income,   Utilities
and
     Tax-Exempt Income Funds may invest in futures contracts
and
     options   on  futures  contracts  as  described   in
their
     Prospectuses  and  (b) upon 60 days'  notice  given  to
its
     shareholders, the Premium Total Return and Convertible
Funds
     may   engage  in  hedging  transactions  involving
futures
     contracts and related options, including stock index futures contracts and financial futures contracts.

     10.   Investing in oil, gas or other mineral
exploration  or
     development programs, except that the Premium Total
Return,
     Convertible, Diversified Strategic Income, Utilities and
     High Income Funds may invest in the securities of companies that invest in or sponsor those programs.

     11.  Making loans to others, except through the
purchase  of
     qualified   debt  obligations,  the  entry  into
repurchase
     agreements  and,  with  respect  to  Funds  other  than
the
     Exchange   Reserve  Fund,  loans  of  portfolio
securities
     consistent with the Fund's investment objective.

     12. Investing in securities of other investment companies
     registered or required to be registered under the 1940
Act,
     except as they may be acquired as part of a merger,
     consolidation, reorganization, acquisition of assets or an offer of exchange.

     13.   Purchasing any securities which would cause more
than
     25%  of the value of the Fund's total assets at the
time  of
     purchase  to  be  invested  in  the  securities  of
issuers
     conducting their principal business activities in  the
same
     industry,  except that Exchange Reserve Fund  and
Utilities
     Fund will invest in excess of 25% of their respective
assets
     in  the  securities of companies within the banking
industry
     and  utility  industry, respectively;  provided  that
there
     shall  be  no  limit on the purchase of (a) U.S.
government
     securities or (b) for Funds other than the Exchange
Reserve
     and   Utilities  Funds,  Municipal  Securities   issued
by
     governments or political subdivisions of governments.

     14. Writing or selling puts, calls, straddles, spreads or
     combinations thereof, except, with respect to Funds other
     than Exchange Reserve Fund, as permitted under the Fund's
     investment objective and policies.

     15. Purchasing restricted securities, illiquid securities
     (such as repurchase agreements with maturities in excess of seven days and, in the case of Exchange Reserve Fund, time deposits maturing from two business days through seven
     calendar days) or other securities that are not readily
     marketable if more than 10% or, in the case of the High
     Income and Diversified Strategic Income Funds, 15% of the
     total assets of the Fund would be invested in such
     securities.

     16. Purchasing any security if as a result the Fund would
     then have more than 5% of its total assets invested in
     securities of companies (including predecessors) that have been in continuous operation for fewer than three years;
     provided that in the case of private activity bonds
     purchased for Tax-Exempt Income Fund, this restriction shall apply to the entity supplying the revenues from which the
     issue is to be paid.

     17. Making investments for the purpose of exercising
     control or management.

     18.   Purchasing or retaining securities of any company
if,
     to  the  knowledge of the Trust, any of the Trust's
officers
     or  Trustees  or  any  officer or  director  of  an
Adviser
     individually  owns  more than 1/2 of 1% of  the
outstanding
     securities   of   such  company  and   together   they
own
     beneficially more than 5% of the securities.

     19. Investing in warrants (except as permitted under a
     Fund's investment objective and policies or other than
     warrants acquired by the Fund as part of a unit or attached to securities at the time of purchase) if, as a result, the investments (valued at the lower of cost or market) would
     exceed 5% of the value of the Fund's net assets of which not more than 2% of the Fund's net assets may be invested in
     warrants not listed on a recognized United States or foreign stock exchange to the extent permitted by applicable state securities laws.

     20.   With  respect  to Utilities Fund only,
purchasing  in
     excess of 5% of the voting securities of a public utility or public utility holding company, so as to become a public
     utility  holding  company as defined in the  Public
Utility
     Holding Company Act of 1935, as amended.

     The Trust has adopted two additional investment restrictions applicable to Exchange Reserve Fund, the first of which is a fundamental policy, which prohibit Exchange Reserve Fund from:

     1. Investing in common stocks, preferred stocks, warrants, other equity securities, corporate bonds or debentures,
     state bonds, municipal bonds or industrial revenue bonds.

     2. Investing more than 10% of its assets in variable rate
     master demand notes providing for settlement upon more than seven days' notice by the Fund.

     For purposes of the investment restrictions described
above,
the  issuer  of a Municipal Security is deemed to be  the
entity
(public or private) ultimately responsible for the payment
of the
principal  of  and  interest  on the security.  For
purposes  of
investment  restriction number 13, private activity bonds
(other
than  those issued for charitable, educational and certain
other
purposes), the payment of principal and interest on which is the
ultimate  responsibility of companies within the  same
industry,
are   grouped  together  as  an  industry.  The  Trust  may
make
commitments more restrictive than the restrictions listed above with respect to a Fund so as to permit the sale of shares of the
Fund in certain states. Should the Trust determine that any such commitment is no longer in the best interests of the Fund and its shareholders, the Trust will revoke the commitment by terminating the sale of shares of the Fund in the state involved. The percentage limitations contained in the restrictions listed above apply at the time of purchases of securities.

Portfolio Turnover

The Funds do not intend to seek profits through short-term trading. Nevertheless, the Funds will not consider portfolio turnover rate a limiting factor in making investment decisions.

     Under certain market conditions, a Fund authorized to engage in transactions in options may experience increased portfolio turnover as a result of its investment strategies. For instance, the exercise of a substantial number of options written by a Fund
(due to appreciation of the underlying security in the case of call options on securities or depreciation of the underlying security in the case of put options on securities) could result in a turnover rate in excess of 100%. A portfolio turnover rate of 100% also would occur, for example, if all of a Fund's securities that are included in the computation of turnover were replaced once during a period of one year. A Fund's turnover rate is calculated by dividing the lesser of purchases or sales of its portfolio securities for the year by the monthly average value of the portfolio securities. Securities or options with remaining maturities of one year or less on the date of acquisition are excluded from the calculation.

     Certain other practices which may be employed by a Fund also could result in high portfolio turnover. For example, portfolio securities may be sold in anticipation of a rise in interest rates (market decline) or purchased in anticipation of a decline in interest rates (market rise) and later sold. In addition, a security may be sold and another of comparable quality purchased at approximately the same time to take advantage of what a Fund's
Adviser believes to be a temporary disparity in the normal yield relationship between the two securities. These yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for, or supply of, various types of securities.

      For the fiscal years ended July 31, 1994 and 1995, the portfolio turnover rates were as follows:

     Fund                     1994      1995

Premium Total Return Fund               34%       --%
Tax-Exempt Income Fund             39%       --%
Convertible Fund                   54%       --%
High Income Fund                   98%       --%
Diversified Strategic Income Fund       93%       --%
Utilities Fund                     28%       --%

      For regulatory purposes the turnover rate of Exchange
Reserve Fund is zero.

Portfolio Transactions

Most of the purchases and sales of securities for a Fund,
whether
transacted on a securities exchange or over-the-counter,
will  be
effected in the primary trading market for the securities,
except
for  Eurobonds which are principally traded over-the-
counter. The
primary  trading market for a given security is generally
located
in  the  country  in  which the issuer has its principal
office.
Decisions to buy and sell securities for a Fund are made  by its
Adviser,   which   also   is  responsible   for   placing
these
transactions,  subject  to  the overall  review  of  the
Trust's
Trustees.  With  respect  to Diversified Strategic  Income
Fund,
decisions  to buy and sell domestic securities for the  Fund are
made  by  SBMFM,  which  is also responsible  for  placing
these
transactions;  the  responsibility to make  investment
decisions
with   respect   to  foreign  securities  and  to   place
these
transactions  rests  with  Global  Capital  Management.
Although
investment  decisions for each Fund are made  independently
from
those  of  the other accounts managed by its Adviser,
investments
of  the  type  that the Fund may make also may be made  by
those
other  accounts.  When  a  Fund and one or  more  other
accounts
managed  by its Adviser are prepared to invest in, or
desire  to
dispose   of,   the  same  security,  available  investments
or
opportunities for sales will be allocated in a manner believed by the Adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by a
Fund or the size of the position obtained or disposed of by the
Fund.

      Transactions on domestic stock exchanges and  some
foreign
stock  exchanges  involve  the payment  of  negotiated
brokerage
commissions.  On  exchanges on which commissions are
negotiated,
the  cost  of  transactions  may vary  among  different
brokers.
Commissions generally are fixed on most foreign exchanges.
There
is  generally  no  stated commission in the  case  of
securities
traded  in  U.S.  or foreign over-the-counter  markets,  but the
prices  of  those securities include undisclosed
commissions  or
mark-ups.  The  cost  of securities purchased  from
underwriters
includes an underwriting commission or concession, and the
prices
at  which  securities  are purchased from  and  sold  to
dealers
include   a   dealer's  mark-up  or  mark-down.  U.S.
government
securities generally are purchased from underwriters or dealers, although certain newly issued U.S. government securities may be purchased directly from the United States Treasury or from the issuing agency or instrumentality. The following table sets forth certain information regarding each Fund's payment of brokerage commissions:

Premium
Diversified
                                 Total
High
Strategic
              Fiscal         Return    Convertible    Income
Utilities
Income
                  Year              Fund               Fund
Fund
Fund    Fund

Total Brokerage Commissions   1992      $  762,101
$51,993   $11,296
$  562,710         --
              1992*             --             --
--      $
774,306       --
               1993      $1,933,587     $75,836   $17,225
$1,810,481
$ 19,446
               1994      $1,767,577     $60,818   $96,670
$2,006,028
$106,421
Commissions paid to      1992      $  283,190     $ 2,700
$22,419   $
28,848        --
Shearson Lehman Brothers 1992*             --             --
--
$   51,828         --
or  Smith Barney          1993      $  355,027        --
--
$   97,740         --
              1994      $  280,686        --            --
$  174,858
--
% of Total Brokerage          1994           15.88%       --
--
8.70%         --
Commissions paid to
Smith Barney

%  of Total Transactions  1994           14.92%       --
--
8.10%         --
involving Commissions paid
to Smith Barney

% of Total Brokerage          1995            ----%       --
--
----%         --
Commissions paid to
Smith Barney

%  of Total Transactions  1995            ----%       __
__
----%         --
involving Commissions paid
to Smith Barney

 *   Periods  disclosed for Utilities Fund are  for  fiscal
year
     ended  February 29, 1992 and the period from March  1,
1992
     through July 31, 1992.

      In  selecting  brokers  or dealers  to  execute
securities
transactions  on behalf of a Fund, the Fund's Adviser  seeks the
best overall terms available. In assessing the best overall
terms
available  for  any transaction, each Adviser will  consider the
factors  that  it deems relevant, including the  breadth  of the
market  in the security, the price of the security, the
financial
condition  and execution capability of the broker or  dealer
and
the  reasonableness of the commission, if any, for  the
specific
transaction and on a continuing basis. In addition, each
Advisory
Agreement  between  the  Trust  and  an  Adviser  authorizes the
Adviser,  in selecting brokers or dealers to execute a
particular
transaction  and in evaluating the best overall terms
available,
to  consider the brokerage and research services (as those
terms
are  defined in Section 28(e) of the Securities Exchange
Act  of
1934)  provided  to  the  Trust, the  other  Funds  and/or
other
accounts  over  which  the  Adviser or  its  affiliates
exercise
investment discretion. The fees under the Advisory
Agreements and
the Sub-Advisory and/or Administration Agreements are not
reduced
by   reason  of  their  receiving  such  brokerage  and
research
services.   Further,  Smith  Barney  will  not   participate
in
commissions brokerage given by the Fund to other brokers or dealers and will not receive any reciprocal brokerage business resulting therefrom. The Trust's Board of Trustees periodically will review the commissions paid by the Funds to determine if the commissions paid over representative periods of time were reasonable in relation to the benefits inuring to the Trust.

      To  the extent consistent with applicable provisions
of the
1940  Act  and  the  rules  and exemptions  adopted  by  the
SEC
thereunder,  the  Trust's Board of Trustees has  determined
that
transactions for a Fund may be executed through Smith Barney
and
other affiliated broker-dealers if, in the judgment of the
Fund's
Adviser,  the  use of such broker-dealer is likely to
result  in
price  and  execution at least as favorable  as  those  of
other
qualified  broker-dealers,  and  if,  in  the  transaction,
such
broker-dealer  charges  the  Fund a  rate  consistent  with
that
charged   to   comparable  unaffiliated  customers   in
similar
transactions.  In addition, under rules recently adopted  by the
SEC, Smith Barney may directly execute such transactions for the
Funds  on the floor of any national securities exchange,
provided
(a)  the Trust's Board of Trustees has expressly authorized
Smith
Barney to effect such transactions, and (b) Smith Barney
annually
advises the Trust of the aggregate compensation it earned on such
transactions. Over-the-counter purchases and sales are
transacted
directly  with principal market makers except in those
cases  in
which better prices and executions may be obtained
elsewhere.
The   Funds  will  not  purchase  any  security,  including
U.S.
government   securities  or  Municipal  Securities,  during
the
existence of any underwriting or selling group relating thereto of which Smith Barney is a member, except to the extent permitted by the SEC.

      The Funds may use Smith Barney as a commodities broker in connection with entering into futures contracts and options on futures contracts. Smith Barney has agreed to charge the Funds commodity commissions at rates comparable to those charged by
Smith Barney to its most favored clients for comparable trades in comparable accounts.

PURCHASE OF SHARES

Volume Discounts

The schedule of sales charges on Class A shares described in the
Prospectuses applies to purchases made by any "purchaser", which is defined to include the following: (a) an individual;
(b)  an
individual's spouse and his or her children purchasing shares for his or her own account; (c) a trustee or other fiduciary purchasing shares for a single trust estate or single fiduciary account; (d) a pension, profit-sharing or other employee benefit plan qualified under Section 401(a) of the Code and qualified employee benefit plans of employers who are "affiliated persons" of each other within the meaning of the 1940 Act; (e) tax-exempt organizations enumerated in Section 501(c)(3) or (13) of the
Code; (f) any other organized group of persons, provided that the organization has been in existence for at least six months and was organized for a purpose other than the purchase of investment company securities at a discount; or (g) a trustee or other professional fiduciary (including a bank, or an investment adviser registered with the SEC under the Investment Advisers Act of 1940) purchasing shares of the Fund for one or more trust estates or fiduciary accounts. Purchasers who wish to combine purchase orders to take advantage of volume discounts on Class A shares should contact a Smith Barney Financial Consultant.

Combined Right of Accumulation

Reduced  sales charges, in accordance with the schedules  in the
Prospectuses,  apply to any purchase of Class  A  shares  if the
aggregate investment in Class A shares of the relevant  Fund
and
in Class A shares of other funds of the Smith Barney Mutual
Funds
that  are  offered  with a sales charge, including  the
purchase
being  made, of any "purchaser" (as defined above) is
$25,000  or
more. The reduced sales charge is subject to confirmation of the
shareholder's  holdings through a check of  appropriate
records.
The  Trust reserves the right to terminate or amend the
combined
right  of  accumulation  at  any time  after  written
notice  to
shareholders.  For further information regarding  the
rights  of
accumulation,   shareholders  should  contact  a   Smith
Barney
Financial Consultant.

Determination of Public Offering Prices

The  Trust  offers  shares  of the  Funds  to  the  public
on  a
continuous basis. The public offering price for a Class A,
Class
Y  and  Class Z share of the Fund is equal to the net asset
value
per  share  at the time of purchase, plus for Class A
shares  an
initial  sales  charge  based  on the  aggregate  amount  of the
investment. The public offering price for a Class B and
Class  C
share  (and Class A share purchases, including applicable
rights
of accumulation, equaling or exceeding $500,000), is equal
to the
net  asset value per share at the time of purchase and  no
sales
charge  is imposed at the time of purchase. A contingent
deferred
sales charge ("CDSC"), however, is imposed on certain
redemptions
of  Class  B  and  Class  C shares and of  Class  A  shares
when
purchased   in   amounts  exceeding  $500,000.  The   method
of
computation of the public offering price is shown in the Funds' financial statements incorporated by reference in their entirety into this Statement of Additional Information.

REDEMPTION OF SHARES

Detailed  information  on  how to redeem  shares  of  a
Fund  is
included in its Prospectus. The right of redemption of
shares  of
a  Fund may be suspended or the date of payment postponed
(a) for
any  periods during which the New York Stock Exchange, Inc.
(the
"NYSE")  is closed (other than for customary weekend and
holiday
closings),  (b)  when trading in the markets  the  Fund
normally
utilizes is restricted, or an emergency exists, as
determined  by
the   SEC,  so  that  disposal  of  the  Fund's  investments
or
determination   of  its  net  asset  value  is   not
reasonably
practicable or (c) for such other periods as the SEC by order may permit for the protection of the Fund's shareholders.

     Distributions in Kind. If the Board of Trustees of the
Trust
determines that it would be detrimental to the best
interests  of
the remaining shareholders to make a redemption payment
wholly in
cash,  the  Trust  may  pay, in accordance with  SEC  rules, any
portion of a redemption in excess of the lesser of $250,000
or 1%
of  the  Fund's net assets by distribution in kind  of
portfolio
securities  in lieu of cash. Securities issued as a
distribution
in   kind  may  incur  brokerage  commissions  when
shareholders
subsequently sell those securities.

     Automatic Cash Withdrawal Plan. An automatic cash withdrawal plan (the "Withdrawal Plan") is available to shareholders who own shares of a Fund with a value of at least $10,000 ($5,000 for retirement plan accounts) and who wish to receive specific amounts of cash monthly or quarterly. Withdrawals of at least
$100 may be made under the Withdrawal Plan by redeeming as many shares of the Fund as may be necessary to cover the stipulated withdrawal payment. Any applicable CDSC will not be waived on amounts withdrawn by shareholders that exceed 1.00% per month of the value of a shareholder's shares at the time the Withdrawal
Plan commences. (With respect to Withdrawal Plans in effect prior to November 7, 1994, any applicable CDSC will be waived on amounts withdrawn that do not exceed 2.00% per month of the value of a shareholder's shares at the time the Withdrawal Plan commences). To the extent that withdrawals exceed dividends, distributions and appreciation of a shareholder's investment in the Fund, there will be a reduction in the value of the shareholder's investment and continued withdrawal payments may reduce the shareholder's investment and ultimately exhaust it.
Withdrawal payments should not be considered as income from investment in a Fund. Furthermore, as it generally would not be advantageous to a shareholder to make additional investments in a
Fund at the same time he or she is participating in the
Withdrawal Plan with respect to that Fund, purchases by such shareholders of additional shares in the Fund in amounts less than $5,000 will not ordinarily be permitted.

      Shareholders who wish to participate in the Withdrawal
Plan
and  who hold their shares in certificate form must deposit
their
share  certificates  of the Fund from which withdrawals
will  be
made  with  TSSG,  as  agent  for Withdrawal  Plan  members.
All
dividends and distributions on shares in the Withdrawal Plan are
reinvested automatically at net asset value in additional
shares
of  the Fund involved. All applications for participation in the
Withdrawal Plan must be received by TSSG as Plan Agent  no
later
than   the   eighth  day  of  each  month  to  be  eligible
for
participation   beginning  with  that  month's  withdrawal.
For
additional information regarding the Withdrawal Plan, contact your Smith Barney Financial Consultant.

DISTRIBUTOR

Smith Barney serves as the Trust's distributor on a best efforts basis pursuant to a distribution agreement (the
"Distribution
Agreement").

      When  payment is made by the investor before the
settlement
date,  unless otherwise directed by the investor, the funds
will
be  held  as  a  free credit balance in the investor's
brokerage
account, and Smith Barney may benefit from the temporary
use  of
the  funds. The investor may designate another use for the
funds
prior to settlement date, such as an investment in a money
market
fund (other than Smith Barney Exchange Reserve Fund) of the
Smith
Barney  Mutual Funds. If the investor instructs Smith
Barney  to
invest  the funds in a Smith Barney money market fund, the
amount
of  the investment will be included as part of the average
daily
net  assets of both the relevant Fund and the Smith Barney
money
market fund, and affiliates of Smith Barney that serve the
funds
in an investment advisory or administrative capacity will
benefit
from  the  fact they are receiving fees from both such
investment
companies  for  managing these assets computed on  the
basis  of
their average daily net assets. The Trust's Board of
Trustees has
been advised of the benefits to Smith Barney resulting from
these
settlement   procedures  and  will  take   such   benefits
into
consideration when reviewing the Advisory, Administration and
Distribution Agreements for continuance.

Distribution Arrangements

Shares of the Trust are distributed on a best efforts basis by
Smith Barney as exclusive sales agent of the Trust pursuant to the Distribution Agreement. To compensate Smith Barney for the services it provides and for the expense it bears under the
Distribution Agreement, the Trust has adopted a services and distribution plan (the "Plan") pursuant to Rule 12b-1 under the
1940 Act. Under the Plan, each Fund pays Smith Barney a service fee, accrued daily and paid monthly, calculated at the annual rate of .25% (.15% in the case of Tax-Exempt Income Fund) of the value of the Fund's average daily net assets attributable to the
Class A, Class B and Class C shares. In addition, the Fund pays
Smith Barney a distribution fee with respect to the Class B and
Class C shares primarily intended to compensate Smith Barney for its initial expense of paying Financial Consultants a commission upon sales of those shares. The Class B and Class C distribution fees, accrued daily and paid monthly, are calculated at the annual rate of .50% of the value of a Fund's average daily net assets attributable to the shares of the respective Class.

      During the fiscal year ended July 31, 1993, Shearson
Lehman
Brothers, the Funds' distributor prior to Smith Barney,
received
$48,427,224 in the aggregate from the Trust under the  Plan.
For
the  fiscal  year  ended July 31, 1994 and July 31,  1995,
Smith
Barney  received  $61,280,961 and $[         ],
respectively,  in
the aggregate from the Trust under the Plan. For the same
period,
Smith    Barney    incurred   distribution   expenses
totaling
approximately  $105,372,000 and $[             ],
consisting  of
approximately:  $732,000 and $[              ]  for
advertising;
$814,000  and  $[             ]  for  printing  and  mailing
of
Prospectuses;  $44,025,000  and  $[             ]   for
support
services;   $45,777,000  and  $[            ]  to  Smith
Barney
Financial  Consultants;  and $14,024,000  and  $[
]  in
accruals for interest on the excess of Smith Barney expenses incurred in distributing the Trust's shares over the sum of the distribution fees and CDSC received by Smith Barney from the
Trust, respectively.

      The following expenses were incurred during the periods indicated:

      Sales  Charges  (paid to Smith Barney  or  Shearson
Lehman
Brothers, its predecessor).

                                          Class A
                     For Period
                    From 11/6/92  Fiscal Year         Fiscal
Year
                   Through 7/31/93     Ended 7/31/94  Ended
7/31/95

Name of Fund

Premium Total Return Fund          $399,065       $546,635
$----
---
Tax-Exempt Income Fund         103,757        176,786
-------
Convertible Fund                13,105         14,561
-------
High Income Fund               324,552        507,890
-------
Diversified Strategic Income Fund   629,705        818,088
----
---
Utilities Fund                 572,895        364,556
-------

CDSC  (paid  to  Smith  Barney  or Shearson  Lehman
Brothers,  its
predecessor).

                                          Class B
                    Fiscal Year         Fiscal Year
Fiscal
Year
                   Ended 7/31/93       Ended 7/31/94  Ended
7/31/95

Name of Fund

Premium  Total Return Fund          $  492,148
$2,133,023
$-------
Tax-Exempt   Income   Fund            713,191
1,570,424
-------
Convertible   Fund                   107,519
87,160
-------
High   Income   Fund                  562,214
743,718
-------
Diversified  Strategic Income Fund   4,531,241
5,301,256
-------
Utilities    Fund                   2,489,562
8,429,876
-------

Service Fees

                                     Class A
                     For Period
                    From 11/6/92  Fiscal Year         Fiscal
Year
                   Through 7/31/93     Ended 7/31/94  Ended
7/31/95

Name of Fund

Premium Total Return Fund          $ 32,902       $138,713
$----
---
Tax-Exempt Income Fund           5,963         26,737
-------
Convertible Fund                 1,212          5,556
-------
High Income Fund               401,688        593,011
-------
Diversified Strategic Income Fund    38,096        169,673
----
---
Utilities Fund                  46,507        125,227
-------

                                          Class B
                    Fiscal Year         Fiscal Year
Fiscal
Year
                   Ended 7/31/93       Ended 7/31/94  Ended
7/31/95

Name of Fund

Premium  Total Return Fund          $1,760,462
$3,725,474
$-------
Tax-Exempt   Income   Fund          1,125,371
1,683,930
-------
Convertible   Fund                   124,907
207,197
-------
High   Income   Fund                  673,903
1,238,239
-------
Diversified  Strategic Income Fund   2,303,022
6,054,604
-------
Utilities    Fund                   4,480,226
5,877,824
-------


                                     Class C
                        (formerly designated as Class D)
                     For Period
                    From 11/6/92  Fiscal Year         Fiscal
Year
                   Through 7/31/93     Ended 7/31/94  Ended
7/31/95

Name of Fund

Premium Total Return Fund              $137         $2,600
$----
-
Tax-Exempt   Income   Fund                ---
---
-----
Convertible    Fund                      ---
---
-----
High    Income   Fund                     ---
---
-----
Diversified  Strategic Income  Fund          4
980
-----
Utilities Fund                     112          2,828
-----

Distribution Fees

                                          Class B
                    Fiscal Year         Fiscal Year
Fiscal
Year
                   Ended 7/31/93       Ended 7/31/94  Ended
7/31/95

Name of Fund

Premium  Total Return Fund          $ 4,691,152         $
7,450,948
$-------
Tax-Exempt   Income  Fund           5,554,513
5,613,101
-------
Convertible   Fund                    365,443
414,394
-------
High   Income  Fund                 1,998,175
2,476,479
-------
Diversified Strategic Income Fund   10,875,236
12,109,208
-------
Utilities   Fund                   12,484,195
11,755,647
-------


                                     Class C
                        (formerly designated as Class D)
                     For Period
                    From 11/6/92  Fiscal Year         Fiscal
Year
                   Through 7/31/93     Ended 7/31/94  Ended
7/31/95

Name of Fund

Premium Total Return Fund              $274         $5,199
$----
-
Tax-Exempt   Income   Fund                ---
---
-----
Convertible    Fund                      ---
---
-----
High    Income   Fund                     ---
---
-----
Diversified  Strategic Income  Fund          8
1,960
-----
Utilities Fund                     225          5,656
-----


      Under  its  terms, the Plan continues from  year  to
year,
provided  such continuance is approved annually by  vote  of the
Trust's   Board  of  Trustees,  including  a  majority   of
the
Independent Trustees who have no direct or indirect financial interest in the operation of the Plan. The Plan may not be amended to increase the amount to be spent for the services provided by Smith Barney without shareholder approval, and all amendments of the Plan also must be approved by the Trustees in the manner described above. The Plan may be terminated with respect to a Class at any time, without penalty, by vote of a majority of the Independent Trustees or, with respect to any
Fund, by vote of a majority of the outstanding voting securities of the Class (as defined in the 1940 Act). Pursuant to the Plan,
Smith Barney will provide the Trust's Board of Trustees with periodic reports of amounts expended under the Plan and the purpose for which such expenditures were made.

VALUATION OF SHARES

Each Class' net asset value per share is calculated on each day,
Monday through Friday, except days on which the NYSE is closed.
The  NYSE currently is scheduled to be closed on New Year's
Day,
Presidents'  Day,  Good Friday, Memorial Day,  Independence
Day,
Labor Day, Thanksgiving and Christmas, and on the preceding
Friday or subsequent Monday when one of these holidays falls on a
Saturday or Sunday, respectively. Because of the differences in distribution fees and Class-specific expenses, the per share net asset value of each Class may differ. The following is a description of procedures used by a Fund in valuing its assets.

      Because  of  the need to obtain prices as of the
close  of
trading   on   various  exchanges  throughout  the   world,
the
calculation of the net asset value of Funds investing in
foreign
securities  may  not  take  place  contemporaneously   with
the
determination of the prices of many of their respective portfolio securities used in such calculation. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. All assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values at the mean between the bid and offered quotations of such currencies against U.S. dollars as last quoted by any recognized dealer. If such quotations are not available, the rate of exchange will be determined in good faith by the Trust's
Board of
Trustees. In carrying out the Board's valuation policies, SBMFM, as administrator, may consult with an independent pricing service
(the "Pricing Service") retained by the Trust.

      Debt  securities of United States issuers (other than
U.S.
government  securities  and  short-term  investments),
including
Municipal  Securities held by Tax-Exempt Income Fund, are
valued
by  SBMFM, as administrator, after consultation with the
Pricing
Service approved by the Trust's Board of Trustees. When,  in the
judgment   of  the  Pricing  Service,  quoted  bid   prices
for
investments are readily available and are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices and asked prices. Investments for which, in the judgment of the Pricing Service, there are no readily obtainable market quotations are carried at fair value as determined by the Pricing Service. The procedures of the Pricing
Service are reviewed periodically by the officers of the Trust under the general supervision and responsibility of the Board of
Trustees.

EXCHANGE PRIVILEGE

Except as noted below, shareholders of any fund of the Smith
Barney Mutual Funds may exchange all or part of their shares for shares of the same Class of other funds of the Smith Barney
Mutual Funds, to the extent such shares are offered for sale in the shareholder's state of residence, on the basis of relative net asset value per share at the time of exchange as follows:

     A.  Class A shares of any fund purchased with a sales
charge
     may  be  exchanged for Class A shares of any  of  the
other
     funds,  and the sales charge differential, if any,
will  be
     applied. Class A shares of any fund may be exchanged
without
     a  sales  charge  for shares of the funds that  are
offered
     without a sales charge. Class A shares of any fund
purchased
     without a sales charge may be exchanged for shares sold
with
     a   sales   charge,   and  the  appropriate   sales
charge
     differential will be applied.

     B. Class A shares of any fund acquired by a previous
     exchange of shares purchased with a sales charge may be
     exchanged for Class A shares of any of the other funds, and the sales charge differential, if any, will be applied.

     C. Class B shares of any fund may be exchanged without a
     sales charge. Class B shares of a Fund exchanged for Class B shares of another fund will be subject to the higher
     applicable CDSC of the two funds and, for purposes of
     calculating CDSC rates and conversion periods, will be
     deemed to have been held since the date the shares being
     exchanged were deemed to be purchased.

      Dealers other than Smith Barney must notify TSSG of the investor's prior ownership of Class A shares of Smith Barney
High
Income Fund and the account number in order to accomplish an exchange of shares of Smith Barney High Income Fund under paragraph B above.

      The exchange privilege enables shareholders to acquire shares of the same Class in a fund with different investment objectives when they believe that a shift between funds is an appropriate investment decision. This privilege is available to shareholders residing in any state in which the fund shares being acquired may legally be sold. Prior to any exchange, the shareholder should obtain and review a copy of the current prospectus of each fund into which an exchange is being considered. Prospectuses may be obtained from a Smith Barney
Financial Consultant.

      Upon  receipt  of  proper instructions  and  all
necessary
supporting documents, shares submitted for exchange are
redeemed
at   the  then-current  net  asset  value  and,  subject  to
any
applicable CDSC, the proceeds are immediately invested, at a price as described above, in shares of the fund being acquired.
Smith Barney reserves the right to reject any exchange request.
The exchange privilege may be modified or terminated at any time after written notice to shareholders.

PERFORMANCE DATA

From  time to time, the Trust may quote yield or total
return  of
the   Funds   in   advertisements  or  in   reports   and
other
communications to shareholders. The Fund may include comparative performance information in advertising or marketing the Fund's shares. Such performance information may include the following industry and financial publications: Barron's, Business
Week, CDA
Investment  Technologies, Inc., Changing Times, Forbes,
Fortune,
Institutional  Investor,  Investors  Daily,  Money,
Morningstar
Mutual  Fund Values, The New York Times, USA Today and  The
Wall
Street Journal. To the extent any advertisement or sales literature of the Trust describes the expenses or performance of
Class A, Class B, Class C or Class Y, it will also disclose such information for the other Classes.

Yield

Exchange Reserve Fund. The current yield for the Fund is
computed
by  (a) determining the net change in the value of a
hypothetical
pre-existing account in the Fund having a balance of one
share at
the  beginning of a seven-calendar-day period for which
yield  is
to  be  quoted, (b) dividing the net change by the value  of the
account  at  the  beginning of period to obtain the  base
period
return  and  (c)  annualizing the results (i.e., multiplying the
base period return by 365/7). The net change in the value of the
account  reflects the value of additional shares  purchased
with
dividends  declared on the original share and any such
additional
shares,  but  does  not  include realized  gains  and
losses  or
unrealized appreciation and depreciation. In addition,  the
Fund
may  calculate a compound effective annualized yield by
adding  1
to the base period return (calculated as described above), raising the sum to a power equal to 365/7 and subtracting 1.

     For the seven-day period ended July 31, 1995, the
annualized
yield was ---%, and the compound effective yield was ---%.
As  of
July  31,  1995,  the Fund's average portfolio maturity  was
---
days.

      Other Funds. The 30-day yield figure of a Fund other than
Exchange Reserve Fund is calculated according to a formula prescribed by the SEC. The formula can be expressed as follows:

                   YIELD =2 [ ( a-bcd+1)6--1]

               Where:     a =dividends and interest earned
during
               the period.
                          b =expenses accrued for the period
(net
               of waiver and reimbursement).
                          c  =the average daily number of
shares
               outstanding during the period that were entitled
               to receive dividends.
                          d =the maximum offering price per
share
               on the last day of the period.

     For the purpose of determining the interest earned
(variable
"a" in the formula) on debt obligations that were purchased
by  a
Fund  at  a discount or premium, the formula generally calls for
amortization   of  the  discount  or  premium;  the
amortization
schedule will be adjusted monthly to reflect changes in the market values of the debt obligations.

     The Class A yields for the 30-day period ended July 31,
1995
for  the  High Income, Diversified Strategic Income and
Utilities
Funds were ---%, ---% and ---%, respectively.

     The Class B yields for the 30-day period ended July 31,
1995
for  the  High Income, Diversified Strategic Income and
Utilities
Funds were ---%, ---% and ---%, respectively.

     The Class C yields for the 30-day period ended July 31,
1995
for  the  High Income, Diversified Strategic Income and
Utilities
Funds were ---%, ---% and ---%, respectively.

     The Class A and Class B yield for Tax-Exempt Income
Fund for
the 30-day period ended July 31, 1995, was ---% and ---%,
respectively, and the equivalent taxable yield for that period was ---%, and ---%, respectively, assuming payment of Federal income taxes at a rate of 28%.

      Investors should recognize that, in periods of declining interest rates, a Fund's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates the Fund's yield will tend to be somewhat lower. In addition, when interest rates are falling, the inflow of net new money to the Fund from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of such Fund's investments, thereby reducing the current yield of the Fund. In periods of rising interest rates, the opposite can be expected to occur.

Average Annual Total Return

The "average annual total return" figures for each Fund, other than Exchange Reserve Fund, are computed according to a formula prescribed by the SEC.
The
formula can be expressed as follows:

                         P (1+T)n = ERV

Where:    P =a hypothetical initial payment of $1,000.
               T =average annual total return.
               n =number of years.
                ERV  =Ending  Redeemable Value of a
hypothetical
          $1,000  investment made at the beginning of the 1-
,  5-
          or  10-year period at the end of the 1-, 5- or  10-
year
          period   (or  fractional  portion  thereof),
assuming
          reinvestment of all dividends and distributions.

      The average annual total returns (with fees waived and without sales charge) of the Fund's Class A shares were as follows for the periods indicated:

Class A Shares:
                                        Per Annum For
                                        the Period From
                         One Year       Commencement of
                         Period Ended        Operations*
Through
Name of Fund             7/31/95           7/31/95

Premium Total Return Fund           ---%                   -
--%
Tax-Exempt Income Fund         ---%                   ---%
Convertible Fund               ---%                   ---%
High Income Fund               ---%                   ---%
Diversified Strategic Income Fund   ---%                   -
--%
Utilities Fund                 ---%                   ----%


* The Fund commenced selling Class A shares on November 6,
1992.

      The average annual total returns (with fees waived and without CDSC) of the Fund's Class B shares were as follows for the periods indicated:

     Class B Shares:
                                         Per Annum      Per
Annum
For
                                         For the       the
Period
From
                              One    Year            Five
Year
Commencement                        Period  Ended
Period
Ended          of Operations*
                            7/31/95         7/31/95
Through
7/31/95

Name of Fund

Premium  Total Return Fund (1)         ---%
---%
---%
Tax-Exempt Income Fund (1) (5)         ---%
---%
---%
Convertible Fund (2)                   ---%
---%
---%
High   Income  Fund  (2)  (5)          ---%
---%
---%
Diversified Strategic Income Fund (3) (5)  ---%
---%
---%
Utilities   Fund  (4)                 ---%
---%
---%


(1) Fund commenced operations on September 16, 1985.
(2) Fund commenced operations on September 2, 1986.
(3) Fund commenced operations on December 28, 1989.
(4) Fund commenced operations on March 28, 1988.
(5) Prior to November 6, 1992 the maximum CDSC imposed on redemptions was 5.00%.
      The average annual total returns (with fees waived) of the
Fund's Class C shares were as follows for the periods indicated:

     Class C Shares:
                                   Per Annum For
                                        the Period From
                         One Year       Commencement of
                         Period Ended        Operations*
Through
Name of Fund             7/31/95           7/31/95

Premium Total Return Fund*          ---%                   -
--%
Tax-Exempt Income Fund         ---%                   ---%
Convertible Fund               ---%                   ---%
High Income Fund               ---%                   ---%
Diversified Strategic Income Fund**      ---%
-
--%
Utilities Fund***              ---%                   ----%


*    The  Fund  commenced  selling  Class  C  shares
(previously
     designated as Class D shares) on November 6, 1992.
**   The  Fund  commenced  selling  Class  C  shares
(previously
     designated as Class D shares) on March 19, 1993.
***  The  Fund  commenced  selling  Class  C  shares
(previously
     designated as Class D shares) on February 4, 1993.

      A Class' total return figures calculated in accordance with the above formula assume that the maximum sales charge or maximum applicable CDSC, as the case may be, has been deducted for the hypothetical $1,000 initial investment at the time of purchase.

Aggregate Total Return

The aggregate total return figures for each Fund, other than
Exchange Reserve Fund, represent the cumulative change in the value of an investment in the Class for the specified period and are computed by the following formula:
                             ERV-P
                               P

               Where:     P  =a hypothetical initial
payment  of
               $10,000.
                           ERV  =Ending  Redeemable  Value
of  a
               hypothetical  $10,000  investment  made   at
the
               beginning of the 1-, 5- or 10-year period at the
               end of the 1-, 5- or 10-year period (or
fractional
               portion thereof), assuming reinvestment of all
               dividends and distributions.

      The aggregate total returns (with fees waived) of the Class
B shares of the Funds indicated were as follows for the periods indicated:


No    Load
Load

             One Year  Five Year Period from    One Year
Five Year Period
from
               Period           Period
Commencement   Period
Period         Commencement
               Ended            Ended            of
Operations    Ended
Ended       of Operations
             July 31,  July 31,    through July 31,  July
31,    through
                1995             1995           July  31,
1995     1995
1995        July 31, 1995

Premium Total Return(1)    ---%           ---%            --
-%         ---%
---%           ---%
Tax-Exempt Income(1)(5)    ---%           ---%            --
-%         ---%
---%           ---%
Convertible(2)             ---%           ---%            --
-%         ---%
---%           ---%
High Income(2)(5)          ---%           ---%            --
-%         ---%
---%           ---%
Diversified Strategic Income (3)(5)   ---%     ---%
---%         ---
%       ---%             ---%
Utilities(5)               ---%           ---%            --
-%         ---%
---%           ---%


*    Figures do not include the effect of the maximum sales
charge or maximum
applicable CDSC. If they had been included, it would have
the effect  of
lowering the returns shown.
**    Figures include the effect of the maximum sales charge
or  maximum
applicable CDSC.

(1) Fund commenced operations on September 16, 1985.
(2) Fund commenced operations on September 2, 1986.
(3) Fund commenced operations on December 28, 1989.
(4) Fund commenced operations on March 28, 1988.
(5) Prior to November 6, 1992 the maximum CDSC imposed on redemptions was 5%.
 The aggregate total returns (with fees waived) of the Class
A and Class C
shares of the Funds indicated were as follows for the periods indicated:

                                     No Load           Load
No
Load                     Load

                                   Period from
Period from
             One Year  One Year  November 6, 1992
November 6, 1992
                  Period    Ended       Period   Ended
through
through
               July 31, 1995*    July 31, 1995**    July 31,
1995*  July 31,
1995**

Premium Total Return
 Class A         ---%           ---%           ---%
---%
 Class C         ---%           ---%           ---%
---%
Tax-Exempt Income
 Class A         ---%           ---%           ---%
---%
 Class C         ---%           ---%           ---%
---%
Convertible
 Class A         ---%           ---%           ---%
---%
 Class C         ---%           ---%           ---%
---%
High Income
 Class A         ---%           ---%           ---%
---%
 Class C         ---%           ---%           ---%
---%
Diversified Strategic Income
 Class A         ---%      ---%           ---%
---%
 Class C        ---%           ---%           ---%
---%
Utilities
 Class A         ---%           ---%           ---%
---%
 Class C            ---%           ---%           ---%
---%


*    Figures do not include the effect of the maximum sales
charge or maximum
applicable CDSC.
**    Figures include the effect of the maximum sales charge
or  maximum
applicable CDSC.
     The Fund commenced selling Class C shares (previously designated as Class
D shares) on March 19, 1993
     The Fund commenced selling Class C shares (previously designated as Class
D shares) on February 4, 1993.

      It is important to note that the yield and total return figures set forth above are based on historical earnings and are not intended to indicate future performance.

      A  Class' performance will vary from time to time
depending
upon  market  conditions, the composition of the relevant
Fund's
portfolio  and  operating expenses and the  expenses
exclusively
attributable  to that Class. Consequently, any given
performance
quotation  should not be considered representative of the
Class'
performance  for  any  specified period in  the  future.
Because
performance  will vary, it may not provide a basis for
comparing
an  investment in the Class with certain bank deposits  or
other
investments that pay a fixed yield for a stated period  of
time.
Investors  comparing  a Class' performance  with  that  of
other
mutual  funds  should  give  consideration  to  the  quality
and
maturity   of  the  respective  investment  company's
portfolio
securities.
TAXES

The following is a summary of certain Federal income tax considerations that may affect the Trust and its shareholders.
This summary is not intended as a substitute for individual tax advice and investors are urged to consult their own tax advisors as to the tax consequences of an investment in any Fund of the
Trust.

Tax Status of the Funds

Each Fund will be treated as a separate taxable entity for
Federal income tax purposes.

     Each Fund has qualified and the Trust intends that each
Fund
continue   to  qualify  separately  each  year  as  a
"regulated
investment company" under the Code. A qualified Fund will not be liable for Federal income taxes to the extent its taxable net investment income and net realized capital gains are distributed to its shareholders, provided that each Fund distributes at least
90% of its net investment income. One of the several requirements for qualification is that a Fund receive at least 90% of its gross income each year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of equity or debt securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to the Fund's investment in such stock, securities, or currencies. The Trust does not expect any Fund to have difficulty meeting this test.

      To  qualify as a regulated investment company, a Fund
also
must  earn less than 30% of its gross income from the
disposition
of  securities held for less than three months. The 30% test will
limit  the  extent to which a Fund may sell securities  held for
less than three months; effect short sales of securities
held for
less  than three months; write options which expire in less
than
three  months;  and effect closing transactions with
respect  to
call  or  put options that have been written or purchased
within
the preceding three months. (If a Fund purchases a put
option for
the  purpose  of  hedging an underlying portfolio  security, the
acquisition  of  the option is treated as a  short  sale  of the
underlying  security  unless  the option  and  the  security are
acquired  on  the same date.) Finally, as discussed  below,
this
requirement  also  may  limit investments  by  certain
Funds  in
options   on  stock  indexes,  options  on  nonconvertible
debt
securities, futures contracts and options on futures contracts, and foreign currencies (or options, futures or forward contracts on foreign currencies) but only to the extent that such foreign currencies are not directly related to the Trust's principal business of investing in securities.

Taxation of Investment by the Funds

Gains or losses on sales of securities by a Fund generally will be long-term capital gains or losses if the Fund has held the securities for more than one year. Gains or losses on sales of securities held for not more than one year generally will be short-term. If a Fund acquires a debt security at a substantial discount, a portion of any gain upon sale or redemption will be taxed as ordinary income, rather than capital gain, to the extent that it reflects accrued market discount.

      Options and Futures Transactions. The tax consequences of options transactions entered into by a Fund will vary depending on the nature of the underlying security, whether the option is written or purchased, and whether the "straddle" rules, discussed separately below, apply to the transaction. When a Fund writes a call or put option on an equity or convertible debt security, it will receive a premium that will, subject to the straddle rules, be treated as follows for tax purposes. If the option expires unexercised, or if the Fund enters into a closing purchase transaction, the Fund will realize a gain (or loss if the cost of the closing purchase transaction exceeds the amount of the premium) without regard to any unrealized gain or loss on the underlying security. Any such gain or loss will be a short-term capital gain or loss, except that any loss on a "qualified" covered call stock option that is not treated as a part of a straddle may be treated as long-term capital loss. If a call option written by a Fund is exercised, the Fund will recognize a capital gain or loss from the sale of the underlying security, and will treat the premium as additional sales proceeds. Whether the gain or loss will be long-term or short-term will depend on the holding period of the underlying security. If a put option written by a Fund is exercised, the amount of the premium will reduce the tax basis of the security that the Fund then purchases.

      If a put or call option that a Fund has purchased on an equity or convertible debt security expires unexercised, the Fund will realize capital loss equal to the cost of the option. If the
Fund enters into a closing sale transaction with respect to the option, it will realize a capital gain or loss
(depending  on
whether the proceeds from the closing transaction are greater or less than the cost of the option). The gain or loss will be short-term or long-term, depending on the Fund's holding period in the option. If the Fund exercises such a put option, it will realize a short-term capital gain or loss (long-term if the Fund holds the underlying security for more than one year before it purchases the put) from the sale of the underlying security measured by the sales proceeds decreased by the premium paid. If the Fund exercises such a call option, the premium paid for the option will be added to the tax basis of the security purchased.

      One or more Funds may invest in section 1256
contracts, and
the  Code  imposes a special "mark-to-market" system  for
taxing
these  contracts.  These contracts generally include
options  on
nonconvertible   debt   securities   (including   United
States
government   securities),  options  on  stock  indexes,
futures
contracts,  options  on  futures contracts  and  certain
foreign
currency   contracts.  Options  on  foreign   currency,
futures
contracts on foreign currency and options on foreign currency futures will qualify as "section 1256" contracts if the options or futures are traded on or subject to the rules of a qualified board or exchange. Generally, most of the foreign currency options and foreign currency futures and related options in which certain Funds may invest will qualify as section 1256 contracts.
In general, gain or loss on section 1256 contracts will be taken into account for tax purposes when actually realized (by a closing transaction, by exercise, by taking delivery or by other termination). In addition, any section 1256 contracts held at the end of a taxable year will be treated as sold at their year-end fair market value (that is, marked to the market), and the resulting gain or loss will be recognized for tax purposes.
Provided that section 1256 contracts are held as capital assets and are not part of a straddle, both the realized and the unrealized year-end gain or loss from these investment positions
(including premiums on options that expire unexercised) will be treated as 60% long-term and 40% short-term capital gain or loss, regardless of the period of time particular positions actually are held by a Fund.

     A portion of the mark-to-market gain on instruments held for less than three months at the close of a Fund's taxable year may represent a gain on securities held for less than three months for purposes of the 30% test discussed above. Accordingly, a Fund may have to restrict its fourth-quarter transactions in section
1256 contracts.

      Straddles.  While the mark-to-market system is
limited  to
section  1256 contracts, the Code contains other rules
applicable
to  transactions which create positions which offset
positions in
section   1256  or  other  investment  contracts.  Those
rules,
applicable to "straddle" transactions, are intended to
eliminate
any special tax advantages for such transactions.
"Straddles" are
defined  to  include  "offsetting positions"  in  actively-
traded
personal property. Under current law, it is not clear under
what
circumstances one investment made by a Fund, such as an
option or
futures  contract,  would  be  treated  as  "offsetting"
another
investment also held by the Fund, such as the underlying
security
(or vice versa) and, therefore, whether the Fund would be
treated
as  having  entered  into  a  straddle.  In  general,
investment
positions   may  be  "offsetting"  if  there  is  a
substantial
diminution in the risk of loss from holding one position by reason of holding one or more other positions (although certain
"qualified" covered call stock options written by a Fund may be treated as not creating a straddle). Also, the forward currency contracts entered into by a Fund may result in the creation of
"straddles" for Federal income tax purposes.

     If two (or more) positions constitute a straddle, a
realized
loss from one position (including a mark-to-market loss)
must  be
deferred  to  the  extent of unrecognized gain in  an
offsetting
position. Also, the holding period rules described above
may  be
modified to recharacterize long-term gain as short-term
gain,  or
to   recharacterize  short-term  loss  as  long-term   loss,
in
connection   with  certain  straddle  transactions.
Furthermore,
interest   and  other  carrying  charges  allocable  to
personal
property that is part of a straddle must be capitalized. In addition, "wash sale" rules apply to straddle transactions to prevent the recognition of loss from the sale of a position at a loss where a new offsetting position is or has been acquired within a prescribed period. To the extent that the straddle rules apply to positions established by a Fund, losses realized by the
Fund may be either deferred or recharacterized as long-term losses, and long-term gains realized by the Fund may be converted to short-term gains.

       If a Fund chooses to identify particular offsetting positions as being components of a straddle, a realized loss will be recognized, but only upon the liquidation of all of the components of the identified straddle. Special rules apply to the treatment of "mixed" straddles (that is, straddles consisting of a section 1256 contract and an offsetting position that is not a section 1256 contract). If a Fund makes certain elections, the section 1256 contract components of such straddles will not be subject to the "60%/40%" mark-to-market rules. If any such election is made, the amount, the nature (as long-or short-term) and the timing of the recognition of the Fund's gains or losses from the affected straddle positions will be determined under rules that will vary according to the type of election made.

     Section 988. Foreign currency gain or loss from transactions in (a) bank forward contracts not traded in the interbank market and (b) futures contracts traded on a foreign exchange may be treated as ordinary income or loss under Code section 988. A Fund may elect to have section 988 apply to section 1256 contracts.
Pursuant to that election, foreign currency gain or loss from these transactions would be treated entirely as ordinary income or loss when realized. A Fund will make the election necessary to gain such treatment if the election is otherwise in the best interests of the Fund.

Taxation of the Trust's Shareholders

Dividends paid by a Fund from investment income and distributions of short-term capital gains will be taxable to shareholders as ordinary income for Federal income tax purposes, whether received in cash or reinvested in additional shares.
Distributions  of
long-term capital gains will be taxable to shareholders as long-term capital gain, whether paid in cash or reinvested in additional shares, and regardless of the length of time that the shareholder has held his or her shares of the Fund.

      Dividends of investment income (but not capital gains)
from
any    Fund    generally   will   qualify   for    the
Federal
dividends-received deduction for domestic corporate
shareholders
to  the  extent  that such dividends do not exceed the
aggregate
amount   of   dividends  received  by  the  Fund  from
domestic
corporations. If securities held by a Fund are considered
to  be
"debt-financed"  (generally, acquired with borrowed  funds), are
held  by  the Fund for less than 46 days (91 days in the
case  of
certain  preferred  stock), or are subject to  certain
forms  of
hedges  or short sales, the portion of the dividends paid by the
Fund which corresponds to the dividends paid with respect to such
securities    will   not   be   eligible   for   the
corporate
dividends-received deduction.

      If a shareholder (a) incurs a sales charge in acquiring or redeeming Fund shares and (b) disposes of those shares and acquires within 90 days after the original acquisition, or
(c)
acquires within 90 days of the redemption, shares in a mutual fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right (i.e., exchange privilege), the original sales charge increases the shareholder's tax basis in the original shares only to the extent the otherwise applicable sales charge for the second acquisition is not reduced. The portion of the original sales charge that does not increase the shareholder's tax basis in the original shares would be treated as incurred with respect to the second acquisition and, as a general rule, would increase the shareholder's tax basis in the newly acquired shares. Furthermore, the same rule also applies to a disposition of the newly acquired or redeemed shares made within 90 days of the second acquisition. This provision prevents a shareholder from immediately deducting the sales charge by shifting his or her investment in a family of mutual funds.

     Capital Gains Distribution. As a general rule, a shareholder who redeems or exchanges his or her shares will recognize long-term capital gain or loss if the shares have been held for more than one year, and will recognize short-term capital gain or loss if the shares have been held for one year or less. However, if a shareholder receives a distribution taxable as long-term capital gain with respect to shares of a Fund and redeems or exchanges the shares before he or she has held them for more than six months, any loss on such redemption or exchange that is less than or equal to the amount of the distribution will be treated as a long-term capital loss.

      Backup Withholding. If a shareholder fails to furnish a correct taxpayer identification number, fails to fully report dividend or interest income, or fails to certify that he or she has provided a correct taxpayer identification number and that he or she is not subject to such withholding, then the shareholder may be subject to a 31% "backup withholding tax" with respect to
(a) any taxable dividends and distributions and (b) any proceeds of any redemption of Trust shares. An individual's taxpayer identification number is his or her social security number. The backup withholding tax is not an additional tax and may be credited against a shareholder's regular Federal income tax liability.

      Tax-Exempt Income Fund. Because Tax-Exempt Income Fund will distribute exempt-interest dividends, interest on indebtedness incurred by shareholders, directly or indirectly, to purchase or carry shares of the Fund will not be deductible for Federal income tax purposes. If a shareholder redeems or exchanges shares of the Fund with respect to which he receives an exempt-interest dividend before holding the shares for more than six months, no loss will be allowed on the redemption or exchange to the extent of the dividend received. Also, that portion of any dividend from the Fund which represents income from private activity bonds other than those issued for charitable, educational and certain other purposes held by the Fund may not retain its tax-exempt status in the hands of a shareholder who is a "substantial user" of a facility financed by such bonds or a person "related" to a substantial user. Investors should consult their own tax advisors to see whether they may be substantial users or related persons with respect to a facility financed by bonds in which the Fund may invest. Moreover, investors receiving social security or certain other retirement benefits should be aware that tax-exempt interest received from the Fund may under certain circumstances cause up to one-half of such retirement benefits to be subject to tax. If the Fund receives taxable investment income, it will designate as taxable the same percentage of each dividend as the actual taxable income bears to the total investment income earned during the period for which the dividend is paid. The percentage of each dividend designated as taxable, if any, may, therefore, vary. Dividends derived from interest from Municipal Securities which are exempt from Federal tax also may be exempt from personal income taxes in the state where the issuer is located, but in most cases will not be exempt under the tax laws of other states or local authorities. Annual statements will set forth the amount of interest from Municipal Securities earned by the Fund in each state or possession in which issuers of portfolio securities are located.

ADDITIONAL INFORMATION

      The Trust was organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts pursuant to a
Master Trust Agreement dated March 12, 1985, as amended from time to time, and on November 5, 1992 the Trust filed an Amended and
Restated  Master  Trust  Agreement (the "Trust  Agreement").
The
Trust commenced business as an investment company on September
16,  1985, under the name Shearson Lehman Special
Portfolios.  On
February 21, 1986, December 6, 1988, August 27, 1990,
November 5,
1992, July 30, 1993 and October 14, 1994, the Trust changed its name to Shearson Lehman Special Income Portfolios, SLH Income
Portfolios, Shearson Lehman Brothers Income Portfolios,
Shearson
Lehman Brothers Income Funds, Smith Barney Shearson Income Funds and Smith Barney Income Funds, respectively.

       PNC   Bank  is  located  at  17th  and  Chestnut
Streets,
Philadelphia, Pennsylvania 19103, and serves as the
custodian  of
the Trust. Under its custodian agreement with the Trust, PNC
Bank
is   authorized  to  establish  separate  accounts  for
foreign
securities owned by the Trust to be held with foreign branches of other U.S. banks as well as with certain foreign banks and securities depositaries. For its custody services to the Trust,
PNC Bank receives monthly fees based upon the month-end aggregate net asset value of the Trust, plus certain charges for securities transactions including out-of-pocket expenses, and costs of any foreign and domestic sub-custodians. The assets of the Trust are held under bank custodianship in compliance with the 1940 Act.

      TSSG  is  located at Exchange Place, Boston,
Massachusetts
02109,  and  serves  as  the Trust's transfer  agent.  Under the
transfer agency agreement, TSSG maintains the shareholder
account
records  for  the  Trust, handles certain communications
between
shareholders   and  the  Trust  and  distributes  dividends
and
distributions payable by each Fund. For these services TSSG receives from each Fund a monthly fee computed on the basis of the number of shareholder accounts maintained during the year for each Fund and is reimbursed for certain out-of-pocket expenses.

FINANCIAL STATEMENTS

The  Funds'  Annual Reports for the fiscal year  ended  July
31,
1995, accompany this Statement of Additional Information and are incorporated herein by reference in their entirety.
APPENDIX

Description of Ratings

Description of S&P Corporate Bond Ratings

                              AAA

     Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

                               AA

      Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

                               A

      Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

                              BBB

      Bonds rated BBB are regarded as having an adequate
capacity
to  pay  interest  and  repay principal.  Whereas  they
normally
exhibit   adequate   protection  parameters,   adverse
economic
conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

                         BB, B and CCC

       Bonds rated BB and B are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB represents a lower degree of speculation than B and CCC, the highest degrees of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Description of Moody's Corporate Bond Ratings

                              Aaa

     Bonds which are rated Aaa are judged to be the best quality.
They carry the smallest degree of investment risk and are generally referred to as "gilt-edge". Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.


                              A-1
                               Aa

     Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

                               A

      Bonds which are rated A possess favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

                              Baa

      Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                               Ba

      Bonds  which  are  rated Ba are judged to have
speculative
elements;  their  future cannot be considered  as  well
assured.
Often  the protection of interest and principal payments
may  be
very  moderate and thereby not well safeguarded during both
good
and   bad   times  over  the  future.  Uncertainty  of
position
characterizes bonds in this class.

                               B

      Bonds  which are rated B generally lack
characteristics  of
desirable   investments.  Assurance  of  interest  and
principal
payments or of maintenance of other terms of the contract over any long period of time may be small.

                              Caa

      Bonds that are rated Caa are of poor standing. These issues may be in default or present elements of danger may exist with respect to principal or interest.
Moody's applies the numerical modifier 1, 2 and 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.



                              A-2
Description of S&P Municipal Bond Ratings

                              AAA

      Prime -- These are obligations of the highest quality.
They
have the strongest capacity for timely payment of debt service.

      General Obligation Bonds -- In a period of economic stress, the issuers will suffer the smallest declines in income and will be least susceptible to autonomous decline. Debt burden is moderate. A strong revenue structure appears more than adequate to meet future expenditure requirements. Quality of management appears superior.

      Revenue Bonds -- Debt service coverage has been, and is expected to remain, substantial. Stability of the pledged revenues is also exceptionally strong due to the competitive position of the municipal enterprise or to the nature of the revenues. Basic security provisions (including rate covenant, earnings test for issuance of additional bonds, debt service reserve requirements) are rigorous. There is evidence of superior management.

                               AA

      High Grade -- The investment characteristics of bonds in this group are only slightly less marked than those of the prime quality issues. Bonds rated AA have the second strongest capacity for payment of debt service.

                               A

      Good Grade -- Principal and interest payments on bonds in this category are regarded as safe although the bonds are somewhat more susceptible to the adverse affects of changes in circumstances and economic conditions than bonds in higher rated categories. This rating describes the third strongest capacity for payment of debt service. Regarding municipal bonds, the ratings differ from the two higher ratings because:

      General Obligation Bonds -- There is some weakness, either in the local economic base, in debt burden, in the balance between revenues and expenditures, or in quality of management.
Under certain adverse circumstances, any one such weakness might impair the ability of the issuer to meet debt obligations at some future date.

      Revenue  Bonds -- Debt service coverage is  good,  but
not
exceptional.  Stability of the pledged revenues could  show
some
variations   because   of  increased  competition   or
economic
influences   on   revenues.  Basic  security  provisions,
while
satisfactory, are less stringent. Management performance appears adequate.



                              A-3

                              BBB

     Medium Grade -- Of the investment grade ratings, this is the lowest. Bonds in this group are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

       General   Obligation  Bonds  --  Under   certain
adverse
conditions,  several of the above factors could contribute
to  a
lesser  capacity  for  payment of debt  service.  The
difference
between A and BBB ratings is that the latter shows more than one
fundamental   weakness,  or  one  very  substantial
fundamental
weakness, whereas the former shows only one deficiency among the factors considered.

      Revenue  Bonds -- Debt coverage is only fair.
Stability  of
the  pledged revenues could show substantial variations,
with the
revenue  flow possibly being subject to erosion over time.
Basic
security   provisions  are  no  more  than  adequate.
Management
performance could be stronger.

                       BB, B, CCC and CC

      Bonds rated BB, B, CCC and CC are regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB includes the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

                               C

      The rating C is reserved for income bonds on which no interest is being paid.

                               D

     Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

      S&P's letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major rating categories, except in the AAA-Prime
Grade
category.

Description of S&P Municipal Note Ratings

Municipal notes with maturities of three years or less are usually given note ratings (designated SP-1, -2 or -
3)  to
distinguish more clearly the credit quality of notes as compared to bonds. Notes rated SP-1 have a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given the designation of
SP-1+. Notes rated SP-2 have satisfactory capacity to pay principal and interest.



                              A-4

Description of Moody's Municipal Bond Ratings

                              Aaa

     Bonds which are rated Aaa are judged to be the best quality.
They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                               Aa

     Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

                               A

      Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

                              Baa

      Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                               Ba

      Bonds  which  are  rated Ba are judged to have
speculative
elements;  their  future cannot be considered  as  well
assured.
Often  the protection of interest and principal payments
may  be
very  moderate and thereby not well safeguarded during both
good
and   bad   times  over  the  future.  Uncertainty  of
position
characterize bonds in this class.

                               B

      Bonds  which are rated B generally lack
characteristics  of
the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.


                              A-5
                              Caa

      Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

                               Ca

      Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

                               C

     Bonds which are rated C are the lowest rated class of
bonds,
and  issues  so  rated can be regarded as having  extremely
poor
prospects of ever attaining any real investment standing. Moody's applies the numerical modifiers 1, 2 and 3 in each generic  rating classification from Aa through B. The
modifier  1
indicates that the security ranks in the higher end of its generic ratings category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic ratings category.

Description of Moody's Municipal Note Ratings

Moody's   ratings  for  state  and  municipal  notes  and
other
short-term  loans are designated Moody's Investment  Grade
(MIG)
and  for variable rate demand obligations are designated
Variable
Moody's Investment Grade (VMIG). This distinction recognizes the
differences  between  short-  and long-term  credit  risk.
Loans
bearing  the  designation  MIG 1/VMIG 1  are  the  best
quality,
enjoying  strong protection from established cash flows of
funds
for their servicing or from established and broad-based
access to
the   market   for  refinancing,  or  both.  Loans  bearing
the
designation  MIG  2/VMIG 2 are of high quality, with
margins  of
protection  ample, although not as large as the preceding
group.
Loans  bearing  the  designation MIG 3/VMIG 3  are  of
favorable
quality, with all security elements accounted for but
lacking the
undeniable  strength of the preceding grades. Market  access for
refinancing,   in  particular,  is  likely  to   be   less
well
established. Loans bearing the designation MIG 4/VMIG  4
are  of
adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

Description of Commercial Paper Ratings

The  rating  A-1+  is  the highest, and A-1 the  second
highest,
commercial  paper rating assigned by S&P. Paper rated  A-1+
must
have  either the direct credit support of an issuer or
guarantor
that   possesses  excellent  long-term  operating  and
financial
strength   combined   with   strong   liquidity
characteristics
(typically, such issuers or guarantors would display credit quality characteristics which would warrant a senior bond rating of A\- or higher) or the direct credit support of an issuer or guarantor that possesses above average long-term fundamental operating and financing capabilities combined with ongoing excellent liquidity characteristics. Paper rated A-1 must have the following characteristics: liquidity ratios are adequate to meet cash requirements; long-term senior debt is rated
A  or
better; the issuer has access to at least two additional channels of borrowing; basic earnings and cash flow have an upward trend with



                              A-6
allowance made for unusual circumstances; typically, the
issuer's
industry is well established and the issuer has a strong
position
within   the  industry;  and  the  reliability  and  quality
of
management are unquestioned.

      The  rating Prime-1 is the highest commercial paper
rating
assigned  by Moody's. Among the factors considered by
Moody's  in
assigning  ratings  are  the following:  (a)  evaluation  of the
management of the issuer; (b) economic evaluation of the
issuer's
industry or industries and an appraisal of speculative-type
risks
which  may  be inherent in certain areas; (c) evaluation  of the
issuer's   products  in  relation  to  competition  and
customer
acceptance;  (d) liquidity; (e) amount and quality  of  long-
term
debt;  (f)  trend  of earnings over a period of  ten  years;
(g)
financial strength of parent company and the relationships
which
exist  with  the issue; and (h) recognition by the
management  of
obligations  which may be present or may arise  as  a
result  of
public   interest  questions  and  preparations  to   meet
such
obligations.

      Short-term  obligations, including commercial paper,
rated
A-1+  by  IBCA Limited or its affiliate IBCA Inc. are
obligations
supported   by   the  highest  capacity  for  timely
repayment.
Obligations rated A-1 have a very strong capacity for timely repayment. Obligations rated A-2 have a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic and financial conditions.

      Thomson BankWatch employs the rating "TBW-1" as its highest category, which indicates that the degree of safety regarding timely repayment of principal and interest is very strong.
"TBW-2" is its second highest rating category. While the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

      Fitch Investors Services, Inc. employs the rating F-1+ to indicate issues regarded as having the strongest degree of assurance of timely payment. The rating F-1 reflects an assurance of timely payment only slightly less in degree than issues rated
F-1+, while the rating F-2 indicated a satisfactory degree of assurance of timely payment although the margin of safety is not as great as indicated by the F-1+ and F-1 categories.

      Duff & Phelps Inc. employs the designation of Duff 1 with respect to top grade commercial paper and bank money instruments.
Duff 1+ indicated the highest certainty of timely payment:
short-term liquidity is clearly outstanding and safety is just below risk-free U.S. Treasury short-term obligations. Duff 1\-
indicates high certainty of timely payment. Duff 2 indicates good certainty of timely payment: liquidity factors and company fundamentals are sound.

      Various NRSROs utilize rankings within ratings categories indicated by a + or \-. The Funds, in accordance with industry practice, recognize such ratings within categories as gradations, viewing for example S&P's rating of A-1+ and A-1 as being in
S&P's highest rating category.



                              A-7


                              Smith Barney
                              INCOME FUNDS





                                        Premium Total Return
Fund

                                        Convertible Fund

                                        High Income Fund

                                          Diversified
Strategic
Income Fund

                                        Tax-Exempt Income
Fund

                                        Utilities Fund

                                        Exchange Reserve
Fund



                                        Statement of
                                        Additional
Information
                                        November 28, 1995






Smith Barney
Income Funds
388 Greenwich Street
New York, New York 10013                     SMITH BARNEY

                   SMITH BARNEY INCOME FUNDS
                             PART C

Item 24.  Financial Statements and Exhibits

(a)  Financial Statements:

          Included in Part A:

               Financial Highlights

          Included in Part B:

                          The Registrant's Annual Reports
for the
               fiscal year ended July 31, 1995 will be filed by
               amendment

          Included in Part C:

               Consent of Auditors to be filed by amendment

(b)  Exhibits

       All   references  are  to  the  Registrant's
registration
statement on Form N-1A (the "Registration Statement") as filed with the Securities and Exchange Commission (the "SEC") on
March
13, 1985 (File Nos. 2-96408 and 811-4254).

          (1)   Registrant's  First Amended and  Restated
Master
          Trust  Agreement dated November 5, 1993  and
Amendment
          No. 1 to the Master Trust Agreement dated July 30,
1993
          are   incorporated   by  reference  to   Post-
Effective
          Amendment No. 36.

               (2)  (a)  Registrant's By-Laws are
incorporated by
               reference to the Registration Statement.

     (3)  Not Applicable.

          (4) Registrant's form of stock certificates for Class
          A, Class B, Class C and Class Y shares of beneficial
          interest in each of its sub-trusts are
incorporated  by
          reference to Post-Effective Amendment No. 34 to the
          Registration Statement.

               (5)    (a)    Transfer   of  Investment
Advisory
               Agreements between the Registrant and Smith
Barney
               Mutual Funds Management with respect to Smith
               Barney  Diversified Strategic Income  Fund,
Smith
               Barney  Utilities  Fund, Smith Barney
Convertible
               Securities  Fund, Smith Barney High  Income
Fund,
               Smith  Barney  Tax-Exempt Income  Fund  and
Smith
               Barney  Exchange Reserve Fund are
incorporated  by
               reference to Post-Effective Amendment No. 40.

                     (b)   Investment Advisory Agreement
between
               Registrant and Smith Barney Strategy Advisers
Inc.
               with  respect to Smith Barney Premium Total
Return
               Fund is filed herewith.
                     (c)  Sub-Investment Advisory Agreement
among
               the  Registrant,  Smith Barney Strategy
Advisers,
               Inc.  and  Boston  Partners Asset Management,
L.P
               with  respect to Smith Barney Premium Total
Return
               Fund is filed herewith.

                      (d)    Sub-Investment  Advisory
Agreement
               between  the  Registrant and Smith  Barney
Global
               Capital  Management  Inc. with  respect  to
Smith
               Barney   Diversified  Strategic  Income  Fund
is
               incorporated   by   reference  to   Post-
Effective
               Amendment No. 40.

               (6)    (a)   Distribution  Agreement  between
the
               Registrant  and Smith Barney Inc. is
incorporated
               by  reference to the Post-Effective Amendment
No.
               40.

          (7)  Not Applicable.

               (8)    (a)    Custodian  Agreement   between
the
               Registrant  and  PNC  Bank,  National
Association
               ("PNC Bank") is filed herewith.

               (9)   (a)   Administration Agreement  between
the
               Registrant and SBMFM is incorporated by
reference
               to Post-Effective Amendment No. 40.

                     (b)  Transfer Agency and Registrar
Agreement
               between   the   Registrant  and  The
Shareholder
               Services  Group, Inc. ("TSSG") is
incorporated  by
               reference  to Post-Effective Amendment No.
40  as
               filed on November 7, 1994.

          (10) Not Applicable.

          (11) Not Applicable.

          (12) Not Applicable.

          (13) Not Applicable.

          (14) Not Applicable.

               (15) (a)  Services and Distribution Plans
pursuant
               to  Rule 12b-1 between the Registrant on
behalf of
               Smith  Barney  Diversified Strategic Income
Fund,
               Smith   Barney   Utilities  Fund,   Smith
Barney
               Convertible  Securities Fund,  Smith  Barney
High
               Income  Fund,  Smith Barney Premium  Total
Return
               Fund,  Smith  Barney Tax-Exempt  Income  Fund
and
               Smith    Barney   Exchange   Reserve   Fund
are
               incorporated   by   reference  to   Post-
Effective
               Amendment No. 40.

          (16) Performance Data for Registrant is
incorporated by
          reference to Post-Effective Amendments No. 14,  15
and
          30 to the Registration Statement filed on
September 30,
          1988,   December  30,  1988  and  January   29,
1992,
          respectively.

          (17) Not Applicable.
          (18) Plan pursuant to Rule 18f-3 is filed herewith.

Item 25   Persons Controlled by or Under Common Control with
          Registrant

          None.

Item 26   Number of Holders of Securities

          (2)                 (1)

                              Number of Record Holders by
Class
Title of Class                     as of August 31, 1995

Beneficial Interest par value
$.001  per share          Class A   Class B   Class C
Class  Y
Class Z

Tax-Exempt Income          8,707    19,336        17
0
N/A

Convertible   Securities            4,174       4,593
16
0            N/A

High    Income                  23,375       28,623
323
1             6

Premium Total Return           40,042   117,576     1,075
0
N/A

Utilities             23,465    121,334         302
0
N/A

Diversified   Strategic            14,913     116,852
948
0            N/A

Exchange  Reserve           N/A            8,471
165
N/A          N/A

Item 27   Indemnification

The response to this item is incorporated by reference to
Registrant's  Post-Effective Amendment No. 2 to the
Registration
Statement.

Item 28(a)      Business  and  Other  Connections  of
Investment
          Adviser

Investment Adviser - - Smith Barney Mutual Funds Management
Inc.
("SBMFM")

SBMFM, formerly known as Smith, Barney Advisers, Inc. SBMFM was incorporated in December 1968 under the laws of the State of
Delaware.  SBMFM  is a wholly owned subsidiary  of  Smith
Barney
Holdings  Inc.  ("Holdings")  (formerly  known  as  Smith
Barney
Shearson Holdings Inc.), which in turn is a wholly owned subsidiary of Travelers Group Inc. (formerly known as Primerica
Corporation) ("Travelers"). SBMFM is registered as an investment adviser under the Investment Advisers Act of 1940 (the "Advisers
Act").
The list required by this Item 28 of officers and directors of
SBMFM together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two fiscal years, is incorporated by reference to Schedules A and D of FORM ADV filed by SBMFM pursuant to the Advisers Act (SEC File
No. 801-14437).

Prior  to  the  close of business on November 7, 1994,
Greenwich
Street  Advisors  served as investment adviser. Greenwich
Street
Advisors,  through its predecessors, has been in  the
investment
counseling  business  since 1934 and  is  a  division  of
Mutual
Management Corp. ("MMC"). MMC was incorporated in 1978 and
is  a
wholly  owned subsidiary of Holdings, which is in turn  a
wholly
owned subsidiary of Travelers. The list required by this
Item  28
of officers and directors of MMC and Greenwich Street Advisors, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two fiscal years, is incorporated by reference to Schedules A and D of FORM ADV filed by MMC on behalf of Greenwich Street Advisors pursuant to the
Advisers Act (SEC File No. 801-14437).

Prior  to the close of business on July 30, 1993 (the
"Closing"),
Shearson Lehman Advisors, a member of the Asset Management
Group
of  Shearson  Lehman Brothers Inc. ("Shearson Lehman
Brothers"),
served  as  the Registrant's investment adviser. On the
Closing,
Travelers  and Smith Barney Inc. (formerly known as Smith
Barney
Shearson  Inc.) acquired the domestic retail brokerage and
asset
management  business of Shearson Lehman Brothers, which
included
the  business  of  the  Registrant's  prior  investment
adviser.
Shearson  Lehman  Brothers  was  a  wholly  owned
subsidiary  of
Shearson Lehman Brothers Holdings Inc. ("Shearson
Holdings"). All
of  the  issued and outstanding common stock of Shearson
Holdings
(representing  92%  of  the voting stock) was  held  by
American
Express Company. Information as to any past business
vocation  or
employment  of  a substantial nature engaged in by  officers
and
directors of Shearson Lehman Advisors can be located in
Schedules
A  and  D of FORM ADV filed by Shearson Lehman Brothers on
behalf
of  Shearson Lehman Advisors prior to July 30, 1993.   (SEC
FILE
NO. 801-3701)

Item  28(a)      Business  and  Other Connections  of
Investment
Adviser

Investment   Adviser  -  Smith  Barney  Strategy  Advisers
Inc.
("Strategy Advisers")

Strategy Advisers was incorporated on October 22, 1986 under the laws of the State of Delaware. On June 1, 1994, Strategy Advisers changed its name from Smith Barney Strategy Advisers Inc. to its current name. Strategy Advisers is a wholly owned subsidiary of
Smith Barney Mutual Funds Mutual Funds Management Inc. (formerly known as Smith, Barney Advisers, Inc.) ("SBMFM"), which was incorporated under the laws of the State of Delaware in 1968.
SBMFM is a wholly owned subsidiary of Smith Barney Holdings
Inc.
(formerly known as Smith Barney Shearson Holdings Inc.), which in turn is a wholly owned subsidiary of Travelers Group, Inc.
(formerly known as Primerica Corporation) ("Travelers").
Strategy
Advisers is registered as an investment adviser under the
Investment  Advisers Act of 1940 (the "Advisers  Act").
Strategy
Advisers  is  also registered with the Commodity Futures
Trading
Commission (the "CFTC") as a commodity pool operator under the
Commodity Exchange Act (the "CEA"), and is a member of the
National Futures Association (the "NFA").

The  list  required by this Item 28 of officers and
directors  of
SBMFM and Strategy Advisers, together with information as to any
other   business,  profession,  vocation  or  employment
of   a
substantial nature engaged in by such officers and directors during the past two years, in incorporated b reference to
Schedules A and D of FORM ADV filed by SBMFM on behalf of
Strategy Advisers pursuant to the Advisers Act (SEC File No.
801-
8314).

Prior  to the Close of business on July 30, 1993 (the
"Closing"),
Shearson  Lehman  Investment Strategy  Advisors  Inc.
("Shearson
Lehman Strategy Advisors"), was a wholly owned subsidiary of
Shearson Lehman Brothers Inc. ("Shearson Lehman Brothers"), and served as the Registrant's investment adviser. On the Closing,
Travelers  and Smith Barney Inc. (formerly known as Smith
Barney
Shearson Inc.) acquired the domestic retail brokerage and asset management business of Shearson Lehman Brothers which included the business of the Registrant's prior investment adviser.
Shearson Lehman Brothers was a wholly owned subsidiary of
Shearson Lehman Brothers Holdings Inc. ("Shearson Holdings"). All of the issued and outstanding common stock of Shearson Holdings
(representing 92% of the voting stock) was held by American
Express Company. Information as to any past business vocation or employment of a substantial nature engaged in by officers and directors of Shearson Lehman Investment Strategy Advisors can be located in Schedules A and D of FORM ADV filed by Shearson Lehman
Investment Strategy Advisors prior to July 30, 1993 (SEC
File No.
801-28715).

Item  28(b)      Business and Other Connections of Sub-
Investment
Adviser

Sub-Investment  Adviser - Boston Partners Asset Management,
L.P.
("Boston Partners")

Boston Partners was organized in April, 1995 under the laws of the State of Delaware as a Limited Partnership and provides a comprehensive range of financial products and services in domestic and selected international markets. Boston Partners is an investment adviser registered under the Investment Advisers
Act of 1940 (the "Advisers Act") and provides investment advice to endowment plans, Taft Hartley Health and Welfare Plans, VEBAS and institutional clients. It also serves as investment adviser and sub-investment adviser to other investment companies.

The list required by this Item 28 of officers and directors of
Boston Partners, together with information as to any other business profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of
FORM  ADV  filed by Boston Partners pursuant to the Advisers
Act
(SEC File No. 801-49059).

Item 28(b)      Business  and Other Connections of Sub-
Investment
          Adviser

Sub-Investment  Adviser - Smith Barney Global Capital
Management
Inc. ("SBGCM")

SBGCM was incorporated on January 22, 1988 under the laws of the
State of Delaware. SBGCM is an indirect wholly owned subsidiary of Smith Barney Holdings Inc. (formerly known as Smith Barney
Shearson Holdings Inc.), which in turn is a wholly owned subsidiary of Travelers Group, Inc. (formerly known as Primerica
Corporation) ("Travelers"). SBGCM is an investment adviser registered with the Securities and Exchange Commission in the
United  States  and  with  the Investment  Management
Regulatory
Organization Limited in the United Kingdom. SBGCM conducts its operations primarily in the United Kingdom.
The list required by this Item 28 of officers and directors of
SBGCM, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of FORM
ADV filed by SBGCM pursuant to the Advisers Act (SEC File
No. 801-
31824).

Item 29.     Principal Underwriters

Smith Barney Inc. ("Smith Barney") currently acts as distributor for Smith Barney Managed Municipals Fund Inc., Smith Barney New
York  Municipals  Fund  Inc., Smith Barney California
Municipals
Fund  Inc.,  Smith  Barney Massachusetts Municipals  Fund,
Smith
Barney  Aggressive  Growth Fund Inc., Smith  Barney
Appreciation
Fund  Inc.,  Smith  Barney  Principal Return Fund,  Smith
Barney
Managed  Governments Fund Inc., Smith Barney Income Funds,
Smith
Barney  Equity Funds, Smith Barney Investment Funds  Inc.,
Smith
Barney  Precious  Metals  and Minerals Fund  Inc.,  Smith
Barney
Telecommunications  Trust, Smith Barney Arizona  Municipals
Fund
Inc., Smith Barney New Jersey Municipals Fund Inc., The USA
High
Yield Fund N.V., Garzarelli Sector Analysis Portfolio N.V.,
Smith
Barney  Fundamental  Value Fund Inc., Smith Barney  Series
Fund,
Consulting  Group  Capital  Markets Funds,  Smith  Barney
Income
Trust, Smith Barney Adjustable Rate Government Income Fund,
Smith
Barney  Florida  Municipals Fund, Smith Barney Oregon
Municipals
Fund,  Smith  Barney Funds, Inc., Smith Barney Muni Funds,
Smith
Barney  World Funds, Inc., Smith Barney Money Funds, Inc.,
Smith
Barney  Tax Free Money Fund, Inc., Smith Barney Variable
Account
Funds,  Smith Barney U.S. Dollar Reserve Fund (Cayman),
Worldwide
Special  Fund,  N.V.,  Worldwide Securities  Limited,
(Bermuda),
Smith Barney International Fund (Luxembourg) and various series of unit investment trusts.

Smith  Barney  is  a  wholly  owned subsidiary  of  Smith
Barney
Holdings  Inc.  (formerly known as Smith Barney  Holdings
Inc.),
which  in  turn  is a wholly owned subsidiary of Travelers
Group
Inc. (formerly known as Primerica Corporation)
("Travelers").  On
June  1,  1994, Smith Barney changed its name from  Smith
Barney
Shearson Inc. to its current name. The information required by this Item 29 with respect to each director, officer and partner of Smith Barney is incorporated by reference to Schedule
A  of
FORM BD filed by Smith Barney pursuant to the Securities
Exchange
Act of 1934 (SEC File No. 812-8510).

Item 30   Location of Accounts and Records

          (1)  Smith Barney Inc.
               388 Greenwich Street
               New York, New York  10013

          (2)  Smith Barney Income Funds
               388 Greenwich Street
               New York, New York  10013

          (3)  Smith Barney Mutual Funds Management Inc.
               388 Greenwich Street
               New York, New York  10013
          (4)  Boston Partners Asset Management, L.P.
               One Financial Center
               43rd floor
               Boston, Massachusetts  02111

          (5)  Smith Barney Global Capital Management Inc.
               10 Piccadilly
               London W1V 9LA
               England

          (6)  PNC Bank, National Association
               17th and Chestnut Streets
               Philadelphia, PA  19103

          (7)  The Shareholder Services Group, Inc.
               One Exchange Place
               Boston, Massachusetts  02109

Item 31   Management Services

          Not Applicable.

Item 32   Undertakings

          (a)  The Registrant hereby undertakes to call a
meeting
          of  its shareholders for the purpose of voting
upon the
          question  of  removal  of  a  trustee  or
trustees  of
          Registrant when requested in to do so by the
holders of
          at   least  10%  of  Registrant's  outstanding
shares.
          Registrant undertakes further, in connection with the
          meeting, to comply with the provisions of Section
16(c)
          of the 1940 Act relating to communications with the
          shareholders of certain common-law trusts.
                           SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, SMITH BARNEY INCOME FUNDS, has duly caused this
Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the
City of New York, State of New York on the 28th day of
September,
1995.

                   SMITH BARNEY INCOME FUNDS

                                  By: /s/ Heath B. McLendon*
                                   Heath B. McLendon,
Chairman of
the Board

      Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration
Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                Title                    Date


/s/ Heath B. McLendon*        Chairman of the Board
9/28/95
Heath B. McLendon             (Chief Executive Officer)


/s/  Lewis  E.  Daidone*              Senior Vice  President
and
9/28/95
Lewis E. Daidone              Treasurer (Chief Financial
                         and Accounting Officer)


/s/ Lee Abraham*              Trustee             9/28/95
Lee Abraham


/s/ Antoinette C. Bentley*         Trustee
9/28/95
Antoinette C. Bentley


/s/ Allan J. Bloostein*            Trustee
9/28/95
Allan J. Bloostein


/s/ Madelon Devoe-Talley*          Trustee
9/28/95
Madelon Devoe-Talley


/s/ Richard E. Hanson*        Trustee             9/28/95
Richard E. Hanson

*   Signed   by   Lee.  D.  Augsburger,  their  duly
authorized
attorney-in-fact, pursuant to power of attorney  dated
September
8, 1994.


/s/ Lee D. Augsburger
Lee D. Augsburger



                         EXHIBITS


     Exhibit No.         Description of Exhibits

                    5(b)           Form of Investment
Advisory
                    Agreement among the Registrant
                    and Smith Barney Strategy Advisers
                    Inc. with respect to Smith Barney
                    Premium Total Return Fund.

     5(c)           Form of Sub-Investment Advisory
                    Agreement among the Registrant,
                    Smith Barney Strategy Advisers
                    Inc. and Boston Partners Asset
                    Management, L.P. with respect
                    to Smith Barney Premium Total
                    Return Fund.

     8(a)           Form of Custodial Agreement between
                    the Registrant and each of Smith
                    Barney Premium Total Return Fund,
                    Smith Barney Convertible Securities
                    Fund, Smith Barney Diversified
                    Strategic Income Fund, Smith Barney
                    High Income Fund, Smith Barney Tax-
                    Exempt Income Fund, Smith Barney
                    Utilities Fund and Smith Barney
                    Exchange Reserve Fund.

                    18             Plan pursuant to Rule 18f-
3

                    Cover Letter to SEC